UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:_____811-10335________________________

     BlackRock New Jersey Municipal Income Trust
(Exact name of Registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock New Jersey Municipal Income Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code: 888-825-2257

Date of fiscal year end: October 31, 2006

Date of reporting period: October 31, 2006

Item 1. Reports to Stockholders.
The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

ALTERNATIVES	BLACKROCK SOLUTIONS	EQUITIES	FIXED INCOME	LIQUIDITY	REAL ESTATE

BlackRock Closed-End Funds

ANNUAL REPORT | OCTOBER 31, 2006

BlackRock Investment Quality Municipal Trust (BKN)

BlackRock Municipal Income Trust (BFK)

BlackRock Long-Term Municipal Advantage Trust (BTA)

BlackRock California Investment Quality Municipal Trust (RAA)

BlackRock California Municipal Income Trust (BFZ)

BlackRock Florida Investment Quality Municipal Trust (RFA)

BlackRock Florida Municipal Income Trust (BBF)

BlackRock New Jersey Investment Quality Municipal Trust (RNJ)

BlackRock New Jersey Municipal Income Trust (BNJ)

BlackRock New York Investment Quality Municipal Trust (RNY)

BlackRock New York Municipal Income Trust (BNY)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

BlackRock Privacy Principles

          BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

          If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

          BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

          BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

          We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

LETTER TO SHAREHOLDERS

October 31, 2006

Dear Shareholder:

          We are pleased to report that during the annual period, the Trusts continued to provide monthly income, as well as the opportunity to invest in various portfolios of municipal securities. This report contains the Trusts’ audited financial statements and a listing of the Trusts’ holdings.

          The portfolio management team continuously monitors the municipal bond market and adjusts the Trust investments in order to gain exposure to various issuers, revenue sources and security types. This strategy enables the Trusts to move among different sectors, credits and coupons to capitalize on changing market conditions.

          The following table shows the Trusts’ current yields, tax-equivalent yields, closing market prices per share and net asset values (“NAV”) per share as of October 31, 2006.

Trust (Ticker)	Current Yield[1]	Tax- Equivalent Yield[2]	Closing Market Price	NAV

BlackRock Investment Quality Municipal Trust (BKN)	5.58%	8.58%	$18.97	$15.79

BlackRock Municipal Income Trust (BFK)	5.73	8.82	17.30	15.37

BlackRock Long-Term Municipal Advantage Trust (BTA)	5.61	8.63	14.70	14.89

BlackRock California Investment Quality Municipal Trust (RAA)	5.36	8.25	15.80	14.51

BlackRock California Municipal Income Trust (BFZ)	5.33	8.20	17.12	15.74

BlackRock Florida Investment Quality Municipal Trust (RFA)	5.31	8.17	16.00	14.24

BlackRock Florida Municipal Income Trust (BBF)	5.55	8.54	16.30	15.68

BlackRock New Jersey Investment Quality Municipal Trust (RNJ)	5.28	8.12	15.95	14.47

BlackRock New Jersey Municipal Income Trust (BNJ)	5.19	7.98	18.40	16.35

BlackRock New York Investment Quality Municipal Trust (RNY)	5.27	8.11	16.65	15.18

BlackRock New York Municipal Income Trust (BNY)	5.21	8.02	17.35	15.88

[1]

Yields are based on closing market price. These yields may increase/decrease due to an increase/decrease in the monthly distribution per common share. Past performance does not guarantee future results.

[2]	Tax-equivalent yield assumes the maximum Federal tax rate of 35%.

          On September 29, 2006, BlackRock, Inc. (“BlackRock”) and Merrill Lynch Investment Managers united to form one of the largest asset management firms in the world. Now with more than $1 trillion in assets under management, over 4,500 employees in 18 countries and representation in key markets worldwide, BlackRock’s global presence means greater depth and scale to serve you.

          BlackRock, a world leader in asset management, has a proven commitment to the municipal bond market. As of September 30, 2006, BlackRock managed over $40 billion in municipal bonds, including 14 open-end and 69 closed-end municipal bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world’s largest institutional investors. BlackRock Advisors, LLC, and its affiliate, BlackRock Financial Management, Inc., which manage the Trusts, are wholly owned subsidiaries of BlackRock.

          At a meeting that occurred on November 21, 2006, the Trusts’ Board of Trustees approved amendments to the respective Dividend Reinvestment Plans (each, a “Plan”) of BKN, RAA, RFA, and RNY. The amendments to the Plans are described under “Dividend Reinvestment Plans” in the attached annual report.

          On behalf of BlackRock, we thank you for your continued trust and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink	Ralph L. Schlosstein
Chief Executive Officer	President
BlackRock Advisors, LLC	BlackRock Advisors, LLC

TRUST SUMMARIES OCTOBER 31, 2006
BlackRock Investment Quality Municipal Trust (BKN)

Trust Information

Symbol on New York Stock Exchange:	BKN

Initial Offering Date:	February 19, 1993

Closing Market Price as of 10/31/06:	$18.97

Net Asset Value as of 10/31/06:	$15.79

Yield on Closing Market Price as of 10/31/06 ($18.97):[1]	5.58%

Current Monthly Distribution per Common Share:[2]	$0.088250

Current Annualized Distribution per Common Share:[2]	$1.059000

Leverage as of 10/31/06:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/06	10/31/05	Change	High	Low

Market Price	$18.97	$16.62	14.14%	$18.99	$16.50

NAV	$15.79	$15.59	1.28%	$15.80	$15.16

The following unaudited charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	October 31, 2006	October 31, 2005

City, County & State	23%	17%

Industrial & Pollution Control	14	17

Hospitals	13	11

Power	10	7

Education	9	11

Transportation	8	10

Housing	6	7

Lease Revenue	6	11

Water & Sewer	5	1

Tax Revenue	4	7

Tobacco	2	1

Credit Quality Allocations4

Credit Rating	October 31, 2006	October 31, 2005

AAA/Aaa	51%	50%

AA/Aa	13	10

A	6	12

BBB/Baa	16	9

BB/Ba	4	12

B	2	—

Not Rated	8	7

[4]	Using the highest of Standard & Poor’s (“S&P’s”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch’s”) ratings.

TRUST SUMMARIES
OCTOBER 31, 2006
BlackRock Municipal Income Trust (BFK)

Trust Information

Symbol on New York Stock Exchange:	BFK

Initial Offering Date:	July 27, 2001

Closing Market Price as of 10/31/06:	$17.30

Net Asset Value as of 10/31/06:	$15.37

Yield on Closing Market Price as of 10/31/06 ($17.30):[1]	5.73%

Current Monthly Distribution per Common Share:[2]	$0.082625

Current Annualized Distribution per Common Share:[2]	$0.991500

Leverage as of 10/31/06:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/06	10/31/05	Change	High	Low

Market Price	$17.30	$15.69	10.26%	$17.33	$15.26

NAV	$15.37	$14.71	4.49%	$15.37	$14.63

The following unaudited charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	October 31, 2006	October 31, 2005

Industrial & Pollution Control	22%	21%

Hospitals	21	23

City, County & State	11	8

Transportation	9	11

Education	8	5

Housing	8	11

Power	7	3

Tax Revenue	5	6

Tobacco	4	4

Water & Sewer	3	1

Lease Revenue	2	7

Credit Quality Allocations4

Credit Rating	October 31, 2006	October 31, 2005

AAA/Aaa	30%	26%

AA/Aa	9	6

A	21	27

BBB/Baa	21	18

BB/Ba	5	5

B	7	10

Not Rated	7	8

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

TRUST SUMMARIES
OCTOBER 31, 2006
BlackRock Long-Term Municipal Advantage Trust (BTA)

Trust Information

Symbol on New York Stock Exchange:	BTA

Initial Offering Date:	February 28, 2006

Closing Market Price as of 10/31/06:	$14.70

Net Asset Value as of 10/31/06:	$14.89

Yield on Closing Market Price as of 10/31/06 ($14.70):[1]	5.61%

Current Monthly Distribution per Common Share:[2]	$0.068750

Current Annualized Distribution per Common Share:[2]	$0.825000

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.

The table below summarizes the Trust’s market price and NAV:

	10/31/06	High	Low

Market Price	$14.70	$15.20	$12.87

NAV	$14.89	$14.88	$13.46

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	October 31, 2006

Education	24%

Industrial & Pollution Control	14

Tobacco	14

Transportation	13

Hospital	12

Water & Sewer	10

Power	4

City, County & State	4

Lease Revenue	4

Housing	1

Quality Allocations3

Credit Rating	October 31, 2006

AAA/Aaa	33%

AA/Aa	21

A	4

BBB/Baa	33

B	2

Not Rated[4]	7

[3]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[4]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of October 31, 2006, the market value of these securities was $7,110,320 representing 3.6% of the Trust’s long-term investments.

TRUST SUMMARIES
OCTOBER 31, 2006
BlackRock California Investment Quality Municipal Trust (RAA)

Trust Information

Symbol on American Stock Exchange:	RAA

Initial Offering Date:	May 28, 1993

Closing Market Price as of 10/31/06:	$15.80

Net Asset Value as of 10/31/06:	$14.51

Yield on Closing Market Price as of 10/31/06 ($15.80):[1]	5.36%

Current Monthly Distribution per Common Share:[2]	$0.0706

Current Annualized Distribution per Common Share:[2]	$0.8472

Leverage as of 10/31/06:[3]	34%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/06	10/31/05	Change	High	Low

Market Price	$15.80	$15.75	0.32%	$17.00	$13.45

NAV	$14.51	$14.20	2.18%	$14.52	$14.02

The following unaudited charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	October 31, 2006	October 31, 2005

City, County & State	26%	18%

Education	16	10

Transportation	14	18

Industrial & Pollution Control	13	7

Tobacco	10	4

Hospitals	7	11

Water & Sewer	5	7

Lease Revenue	4	20

Power	3	5

Housing	2	—

Credit Quality Allocations4

Credit Rating	October 31, 2006	October 31, 2005

AAA/Aaa	62%	38%

AA/Aa	—	7

A	14	18

BBB/Baa	7	21

B	6	5

Not Rated	11	11

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

TRUST SUMMARIES
OCTOBER 31, 2006
BlackRock California Municipal Income Trust (BFZ)

Trust Information

Symbol on New York Stock Exchange:	BFZ

Initial Offering Date:	July 27, 2001

Closing Market Price as of 10/31/06:	$17.12

Net Asset Value as of 10/31/06:	$15.74

Yield on Closing Market Price as of 10/31/06 ($17.12):[1]	5.33%

Current Monthly Distribution per Common Share:[2]	$0.076074

Current Annualized Distribution per Common Share:[2]	$0.912888

Leverage as of 10/31/06:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/06	10/31/05	Change	High	Low

Market Price	$17.12	$14.92	14.75%	$17.31	$14.72

NAV	$15.74	$15.18	3.69%	$15.74	$15.06

The following unaudited charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	October 31, 2006	October 31, 2005

City, County & State	22%	19%

Transportation	14	16

Hospitals	13	13

Education	12	10

Housing	11	12

Lease Revenue	9	19

Power	7	7

Tobacco	7	2

Industrial & Pollution Control	5	2

Credit Quality Allocations4

Credit Rating	October 31, 2006	October 31, 2005

AAA/Aaa	49%	38%

AA/Aa	3	3

A	26	30

BBB/Baa	12	14

B	1	3

Not Rated	9	12

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

TRUST SUMMARIES
OCTOBER 31, 2006
BlackRock Florida Investment Quality Municipal Trust (RFA)

Trust Information

Symbol on American Stock Exchange:	RFA

Initial Offering Date:	May 28, 1993

Closing Market Price as of 10/31/06:	$16.00

Net Asset Value as of 10/31/06:	$14.24

Yield on Closing Market Price as of 10/31/06 ($16.00):[1]	5.31%

Current Monthly Distribution per Common Share:[2]	$0.070781

Current Annualized Distribution per Common Share:[2]	$0.849372

Leverage as of 10/31/06:[3]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/06	10/31/05	Change	High	Low

Market Price	$16.00	$14.85	7.74%	$16.75	$13.75

NAV	$14.24	$14.39	(1.04%)	$14.39	$13.74

The following unaudited charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	October 31, 2006	October 31, 2005

Hospitals	24%	17%

Water & Sewer	22	1

City, County & State	18	14

Lease Revenue	10	11

Tax Revenue	8	12

Industrial & Pollution Control	7	4

Transportation	6	16

Education	5	17

Housing	—	4

Power	—	4

Credit Quality Allocations4

Credit Rating	October 31, 2006	October 31, 2005

AAA/Aaa	64%	47%

AA/Aa	5	6

A	8	5

BBB/Baa	8	16

BB/Ba	3	3

B	—	6

Not Rated	12	17

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

TRUST SUMMARIES
OCTOBER 31, 2006
BlackRock Florida Municipal Income Trust (BBF)

Trust Information

Symbol on New York Stock Exchange:	BBF

Initial Offering Date:	July 27, 2001

Closing Market Price as of 10/31/06:	$16.30

Net Asset Value as of 10/31/06:	$15.68

Yield on Closing Market Price as of 10/31/06 ($16.30):[1]	5.55%

Current Monthly Distribution per Common Share:[2]	$0.075375

Current Annualized Distribution per Common Share:[2]	$0.904500

Leverage as of 10/31/06:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/06	10/31/05	Change	High	Low

Market Price	$16.30	$15.25	6.89%	$17.00	$14.70

NAV	$15.68	$15.48	1.29%	$15.73	$15.31

The following unaudited charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	October 31, 2006	October 31, 2005

City, County & State	34%	30%

Hospitals	21	24

Water & Sewer	9	8

Education	7	7

Tax Revenue	7	6

Lease Revenue	6	5

Power	4	4

Tobacco	4	4

Housing	3	4

Transportation	3	7

Industrial & Pollution Control	2	1

Credit Quality Allocations4

Credit Rating	October 31, 2006	October 31, 2005

AAA/Aaa	39%	28%

AA/Aa	29	34

A	6	6

BBB/Baa	10	14

BB/Ba	2	2

Not Rated[5]	14	16

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[5]

The investment advisor has deemed certain of these not-rated securities to be of investment grade quality. As of October 31, 2006 and October 31, 2005, the market value of these securities was $3,384,402, representing 2.2%, and $3,452,437, representing 2.3%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES
OCTOBER 31, 2006
BlackRock New Jersey Investment Quality Municipal Trust (RNJ)

Trust Information

Symbol on American Stock Exchange:	RNJ

Initial Offering Date:	May 28, 1993

Closing Market Price as of 10/31/06:	$15.95

Net Asset Value as of 10/31/06:	$14.47

Yield on Closing Market Price as of 10/31/06 ($15.95):[1]	5.28%

Current Monthly Distribution per Common Share:[2]	$0.070125

Current Annualized Distribution per Common Share:[2]	$0.841500

Leverage as of 10/31/06:[3]	34%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/06	10/31/05	Change	High	Low

Market Price	$15.95	$14.70	8.50%	$17.58	$14.30

NAV	$14.47	$14.48	(0.07%)	$14.58	$14.19

The following unaudited charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	October 31, 2006	October 31, 2005

Transportation	23%	26%

Hospitals	15	10

Housing	13	9

Education	11	9

Industrial & Pollution Control	10	8

Tax Revenue	10	4

Tobacco	5	5

Water & Sewer	5	5

City, County & State	3	11

Lease Revenue	3	9

Power	2	—

Resource Recovery	—	4

Credit Quality Allocations4

Credit Rating	October 31, 2006	October 31, 2005

AAA/Aaa	41%	51%

AA/Aa	3	—

A	6	13

BBB/Baa	33	21

B	6	10

Not Rated	11	5

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

TRUST SUMMARIES
OCTOBER 31, 2006
BlackRock New Jersey Municipal Income Trust (BNJ)

Trust Information

Symbol on New York Stock Exchange:	BNJ

Initial Offering Date:	July 27, 2001

Closing Market Price as of 10/31/06:	$18.40

Net Asset Value as of 10/31/06:	$16.35

Yield on Closing Market Price as of 10/31/06 ($18.40):[1]	5.19%

Current Monthly Distribution per Common Share:[2]	$0.079625

Current Annualized Distribution per Common Share:[2]	$0.955500

Leverage as of 10/31/06:[3]	34%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/06	10/31/05	Change	High	Low

Market Price	$18.40	$15.91	15.65%	$18.58	$15.71

NAV	$16.35	$15.87	3.02%	$16.35	$15.77

The following unaudited charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	October 31, 2006	October 31, 2005

Hospitals	24%	24%

Housing	20	17

City, County & State	11	14

Lease Revenue	10	10

Transportation	10	11

Tobacco	8	8

Industrial & Pollution Control	6	5

Tax Revenue	6	6

Education	5	5

Credit Quality Allocations4

Credit Rating	October 31, 2006	October 31, 2005

AAA/Aaa	32%	31%

AA/Aa	—	5

A	22	20

BBB/Baa	39	26

BB/Ba	—	3

B	3	12

Not Rated	4	3

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

TRUST SUMMARIES
OCTOBER 31, 2006
BlackRock New York Investment Quality Municipal Trust (RNY)

Trust Information

Symbol on American Stock Exchange:	RNY

Initial Offering Date:	May 28, 1993

Closing Market Price as of 10/31/06:	$16.65

Net Asset Value as of 10/31/06:	$15.18

Yield on Closing Market Price as of 10/31/06 ($16.65):[1]	5.27%

Current Monthly Distribution per Common Share:[2]	$0.073125

Current Annualized Distribution per Common Share:[2]	$0.877500

Leverage as of 10/31/06:[3]	33%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/06	10/31/05	Change	High	Low

Market Price	$16.65	$14.75	12.88%	$17.20	$14.50

NAV	$15.18	$15.03	1.00%	$15.18	$14.67

The following unaudited charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	October 31, 2006	October 31, 2005

Education	24%	18%

Tax Revenue	15	15

Industrial & Pollution Control	14	12

City, County & State	12	16

Water & Sewer	11	11

Housing	8	7

Lease Revenue	6	7

Hospitals	4	4

Transportation	4	8

Tobacco	2	2

Credit Quality Allocations4

Credit Rating	October 31, 2006	October 31, 2005

AAA/Aaa	46%	43%

AA/Aa	29	22

A	4	18

BBB/Baa	12	10

BB/Ba	—	3

B	6	—

Caa	3	3

Not Rated	—	1

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

TRUST SUMMARIES
OCTOBER 31, 2006
BlackRock New York Municipal Income Trust (BNY)

Trust Information

Symbol on New York Stock Exchange:	BNY

Initial Offering Date:	July 27, 2001

Closing Market Price as of 10/31/06:	$17.35

Net Asset Value as of 10/31/06:	$15.88

Yield on Closing Market Price as of 10/31/06 ($17.35):[1]	5.21%

Current Monthly Distribution per Common Share:[2]	$0.075339

Current Annualized Distribution per Common Share:[2]	$0.904068

Leverage as of 10/31/06:[3]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/06	10/31/05	Change	High	Low

Market Price	$17.35	$15.19	14.22%	$17.45	$15.00

NAV	$15.88	$15.44	2.85%	$15.88	$15.30

The following unaudited charts show the Trust’s portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Sector	October 31, 2006	October 31, 2005

Industrial & Pollution Control	19%	15%

Housing	15	15

Transportation	13	19

Tobacco	12	12

Education	10	8

Lease Revenue	9	12

City, County & State	7	5

Water & Sewer	6	6

Hospitals	6	7

Power	2	—

Tax Revenue	1	1

Credit Quality Allocations4

Credit Rating	October 31, 2006	October 31, 2005

AAA/Aaa	37%	27%

AA/Aa	21	18

A	15	20

BBB/Baa	20	26

BB/Ba	—	2

B	4	3

CCC/Caa	3	3

Not Rated	—	1

[4]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006
BlackRock Investment Quality Municipal Trust (BKN)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			LONG-TERM INVESTMENTS—146.4%
			Alabama—6.5%
AAA	$1,865		Birmingham Wtr. Wks. & Swr. Brd. RB, Ser. A, 4.50%, 1/01/35, FSA	01/16 @ 100	$1,864,888
AAA	14,000	[3]	Univ. of Alabama Hosp. RB, Ser. A, 5.875%, 9/01/10, MBIA	N/A	15,270,640

					17,135,528

			Arizona—0.7%
			San. Luis Fac. Dev. Corp. RB, Regl. Detention Ctr. Proj.,
NR	490		6.25%, 5/01/15	05/10 @ 107	491,343
NR	490		7.00%, 5/01/20	05/10 @ 107	493,146
NR	980		7.25%, 5/01/27	05/10 @ 107	997,855

					1,982,344

			California—23.5%
			California GO14,
A+	5,800		5.00%, 2/01/32	08/13 @ 100	6,055,316
AAA	10,000		5.00%, 3/01/33, CIFG-TCRS	03/15 @ 100	10,557,000
A+	3,485		5.00%, 6/01/34	12/14 @ 100	3,658,692
Aaa	1,515	[3]	5.625%, 5/01/10	N/A	1,636,579
A+	860	[3]	5.625%, 5/01/10	N/A	927,536
Aaa	2,625	[3]	5.625%, 5/01/10	N/A	2,831,141
A+	770		5.625%, 5/01/18	05/10 @ 101	822,476
			Cnty. Tobacco Sec. Agcy. RB,
BBB-	1,340		Ser. B, Zero Coupon, 6/01/46	06/16 @ 17.602	136,372
BB	7,090		Ser. C, Zero Coupon, 6/01/55	06/16 @ 8.9	329,898
NR	9,060		Stanislaus Cnty. Proj., Ser. D, Zero Coupon, 6/01/55	06/16 @ 6.219	297,802
			Foothill/Eastn. Transp. Corridor Agcy. RB,
BBB	7,000		Conv. Cap. Apprec. Proj., Zero Coupon, 1/15/28	01/14 @ 101	6,395,480
BBB	3,495		Toll Road Proj., 5.75%, 1/15/40	01/10 @ 101	3,634,031
AAA	10,945	[3]	Los Altos Sch. Dist. GO, Zero Coupon, 8/01/13, MBIA	N/A	4,555,966
AAA	15,460		Los Angeles Cnty. Cap. Asset Leasing Corp. RB, 5.95%, 12/01/07, AMBAC	No Opt. Call	15,852,684
AA-	4,185		Univ. of California RB, Ser. B, 4.75%, 5/15/38	05/13 @ 101	4,269,955

					61,960,928

			Colorado—0.8%
Baa2	1,020		Park Creek Met. Dist. Ppty. Tax RB, 5.50%, 12/01/37	12/15 @ 101	1,074,111
AAA	1,030		Springs Co. Utils. RB, Ser. C, 5.00%, 11/15/45, FSA	11/15 @ 100	1,085,878

					2,159,989

			Connecticut—1.2%
Baa3	3,000	[4]	Mashantucket Western Pequot Tribe RB, Ser. A, 5.50%, 9/01/28	09/09 @ 101	3,084,240

			District of Columbia—2.2%
BBB	4,960		Tobacco Settlement Fin. Corp. Asset Bkd. RB, 6.50%, 5/15/33	No Opt. Call	5,926,853

			Florida—18.7%
NR	2,080		Fishhawk Cmnty. Dev. Dist. II TA, Ser. A, 6.125%, 5/01/34	05/13 @ 101	2,203,531
BBB+	2,415		Halifax Hosp. Med. Ctr. RB, Ser. A, 5.00%, 6/01/38	06/16 @ 100	2,479,674
NR	3,700		Hillsborough Cnty. Ind. Dev. Auth. RB, Nat. Gypsum Proj., Ser. A, 7.125%, 4/01/30, AMT	10/10 @ 101	4,070,333
AAA	1,215		JEA RB, Wtr. & Swr. Sys. Proj., Ser. A, 4.75%, 10/01/36, MBIA	04/11 @ 100	1,234,877
NR	2,220		Live Oak Cmnty. Dev. Dist. No. 2 SA, Ser. A, 5.85%, 5/01/35	05/12 @ 101	2,307,401
BB+	4,755		Miami Beach Hlth. Facs. Auth. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	5,490,694
			Miami Dade Cnty. Cap. Apprec. SO,
AAA	3,380		Ser. A, Zero Coupon, 10/01/31, MBIA	10/15 @ 44.051	989,123
AAA	4,225		Ser. A, Zero Coupon, 10/01/32, MBIA	10/15 @ 41.782	1,171,677
AAA	4,000		Ser. A, Zero Coupon, 10/01/33, MBIA	10/15 @ 39.621	1,047,320
AAA	4,580		Ser. A, Zero Coupon, 10/01/34, MBIA	10/15 @ 37.635	1,138,084
AAA	5,000		Ser. A, Zero Coupon, 10/01/35, MBIA	10/15 @ 35.678	1,176,850
AAA	10,000		Ser. A, Zero Coupon, 10/01/36, MBIA	10/15 @ 33.817	2,228,900
AAA	10,000		Ser. A, Zero Coupon, 10/01/37, MBIA	10/15 @ 32.047	2,110,400
AAA	7,895		Orange Cnty. Tourist Dev. RB, 4.75%, 10/01/32, XLCA	10/16 @ 100	8,110,376
NR	3,770		Sumter Landing Cmnty. Dev. Dist. RB, Ser B, 5.70%, 10/01/38	10/15 @ 100	3,854,373
NR	9,550		Vlg. Cmnty. Dev. Dist. No. 6 SA, 5.625%, 5/01/22	05/13 @ 100	9,734,601

					49,348,214

See Notes to Financial Statements.

BlackRock Investment Quality Municipal Trust (BKN) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			Georgia—3.1%
AAA	$2,245		Atlanta Arpt. Passenger Fac. RB, Ser. J, 5.00%, 1/01/34, FSA	01/15 @ 100	$2,355,297
AAA	4,000		Atlanta Wtr. & Wstwtr. RB, 5.00%, 11/01/34, FSA	11/14 @ 100	4,215,520
BBB	1,500		Milledgeville & Baldwin Cnty. Dev. Auth. RB, Georgia Coll. & St. Univ. Fndtn. Proj., 6.00%, 9/01/33	09/14 @ 101	1,651,365

					8,222,182

			Hawaii—1.0%
AAA	2,500		Dept. of Budget & Fin. RB, Hawaiian Elec. Co., Inc. Proj., Ser. D, 6.15%, 1/01/20, AMBAC, AMT	01/09 @ 101	2,645,050

			Illinois—13.5%
NR	1,920	[4]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	No Opt. Call	1,972,685
AAA	1,040	[3]	Chicago Brd. of Ed. Sch. Reform GO, 5.75%, 12/01/07, AMBAC	N/A	1,084,325
AAA	3,540		Chicago O’Hare Intl. Arpt. RB, Ser. C-2, 5.25%, 1/01/30, FSA, AMT	01/14 @ 100	3,725,248
AAA	5,000	[5]	Chicago Pub. Bldg. Comm. RB, Ser. A, 7.00%, 1/01/20, MBIA	ETM	6,486,200
			Fin. Auth. RB,
BB+	690		Friendship Vlg. Schaumburg Proj., Ser. A, 5.625%, 2/15/37	02/15 @ 100	704,821
AA+	5,800		Northwestern Mem. Hosp. Proj., Ser. A, 5.50%, 8/15/43	08/14 @ 100	6,360,686
BBB	1,665		Student Hsg. Edl. Advancement Fd, Inc. Proj., Ser. B, 5.00%, 5/01/25	11/16 @ 100	1,719,262
BBB	1,330		Student Hsg. Edl. Advancement Fd, Inc. Proj., Ser. B, 5.00%, 5/01/30	11/16 @ 100	1,365,817
Baa2	875		Student Hsg. MJH Ed. Asst. Living Proj., Ser. A, 5.125%, 6/01/35	06/14 @ 100	900,988
Baa3	700		Student Hsg. MJH Ed. Asst. Living Proj., Ser. B, 5.375%, 6/01/35	06/14 @ 100	718,592
AAA	3,980		Mun. Elec. Agcy. Pwr. Sply. RB, 4.50%, 2/01/35, FGIC	02/16 @ 100	3,948,279
AAA	6,500		Vlg. of Bolingbrook GO, Ser. A, 4.75%, 1/01/38, MBIA	01/15 @ 100	6,658,795

					35,645,698

			Indiana—1.2%
AAA	3,050		Mun. Pwr. Agcy. Pwr. Sply. Sys. RB, Ser. A, 4.50%, 1/01/32, AMBAC	01/16 @ 100	3,049,817

			Kentucky—2.3%
AAA	13,500		Econ. Dev. Fin. Auth. RB, Norton Hlth. Care, Inc. Proj., Ser. B, Zero Coupon, 10/01/23, MBIA	No Opt. Call	6,041,385

			Maryland—0.7%
BBB+	1,740		Hlth. & Higher Edl. Facs. Auth. RB, Medstar Hlth., Inc. Proj., 5.50%, 8/15/33	08/14 @ 100	1,859,033

			Massachusetts—1.2%
AA	3,075		Wtr. Res. Auth. RB, Ser. A, 5.00%, 8/01/41	08/16 @ 100	3,247,262

			Michigan—0.7%
A1	1,670		Hosp. Fin. Auth. RB, Henry Ford Hlth. Sys. Proj., Ser. A, 5.25%, 11/15/46	11/16 @ 100	1,768,580

			Missouri—1.1%
AAA	2,820		Joint Mun. Elec. Util. Comm. RB, Plum Point Proj., 4.60%, 1/01/36, MBIA	01/16 @ 100	2,840,417

			Multi-State—4.6%
Baa1	7,000	[4]	Charter Mac Equity Issuer Trust, Ser. B, 7.60%, 11/30/50	11/10 @ 100	7,782,810
Baa1	4,000	[4]	MuniMae TE Bond Subsidiary, LLC, Ser. B, 7.75%, 6/30/50	11/10 @ 100	4,475,160

					12,257,970

			Nebraska—3.0%
			Omaha Pub. Pwr. Dist. Elec. Sys. RB,
AA	2,765		Ser. A, 4.75%, 2/01/44	02/14 @ 100	2,812,309
AA	5,000		Ser. A, 5.00%, 2/01/34	02/14 @ 100	5,231,550

					8,043,859

			Nevada—2.1%
A+	2,065		Clark Cnty. Econ. Dev. RB, Alexander Dawson Sch. Proj., 5.00%, 5/15/29	05/16 @ 100	2,155,715
AAA	3,200		Truckee Meadows Wtr. Auth. RB, 4.875%, 7/01/34, XLCA	07/16 @ 100	3,303,168

					5,458,883

			New Jersey—4.3%
AAA	2,000		Delaware River Port. Auth. of Pennsylvania & New Jersey RB, Port Dist. Proj., Ser. B, 5.70%, 1/01/22, FSA	01/10 @ 100	2,120,960
BBB	7,000		Econ. Dev. Auth. RB, Cigarette Tax Proj., 5.75%, 6/15/29	06/14 @ 100	7,615,860
NR	1,510		Middlesex Cnty. Impvt. Auth. RB, Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	1,559,906

					11,296,726

See Notes to Financial Statements.

BlackRock Investment Quality Municipal Trust (BKN) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			New York—9.2%
NR	$725		Albany Indl. Dev. Agcy. RB, New Covenant Charter Sch. Proj., Ser. A, 7.00%, 5/01/35	05/15 @ 102	$714,444
AAA	3,895	[3]	Dorm. Auth. RB, Univ. of Rochester Proj., Ser. A, Zero Coupon, 7/01/10, MBIA	N/A	3,445,322
AA-	12,400		Liberty Dev. Corp. RB, 5.25%, 10/01/35	No Opt. Call	14,406,692
B	2,600		New York City Indl. Dev. Agcy. RB, American Airlines/JFK Intl. Arpt. Proj., 7.625%, 8/01/25, AMT	08/16 @ 101	3,131,778
AA+	2,500		New York City Mun. Wtr. Fin. Auth. RB, Ser. D, 5.00%, 6/15/38	06/16 @ 100	2,642,650

					24,340,886

			North Carolina—2.9%
AAA	5,000		Eastn. Mun. Pwr. Agcy. Sys. RB, Ser. B, 7.00%, 1/01/08, CAPMAC	No Opt. Call	5,191,000
NR	2,425		Gaston Cnty. Indl. Facs. Fin. Auth. PCRB, 5.75%, 8/01/35, AMT	08/15 @ 100	2,571,785

					7,762,785

			Ohio—7.8%
AAA	10,475		Air Qual. Dev. Auth. PCRB, Dayton Pwr. & Lt. Co. Proj., 4.80%, 1/01/34, FGIC	07/15 @ 100	10,788,831
AAA	245	[5]	Cuyahoga Cnty. Port Auth. RB, Port Dev. Proj., 6.00%, 3/01/07, AMT	ETM	246,570
			Cuyahoga Cnty. RB, Cleveland Clinic Hlth. Sys. Proj.,
Aa3	3,485		6.00%, 1/01/20	07/13 @ 100	3,906,441
Aa3	5,000		6.00%, 1/01/21	07/13 @ 100	5,598,400

					20,540,242

			Oklahoma—1.3%
B	2,900		Tulsa Mun. Arpt. Trust RB, Ser. A, 7.75%, 6/01/35, AMT	No Opt. Call	3,323,255

			Pennsylvania—5.8%
			Econ. Dev. Fin. Auth. RB,
A3	2,000		Amtrak Proj., Ser. A, 6.25%, 11/01/31, AMT	05/11 @ 101	2,147,380
A3	3,100		Amtrak Proj., Ser. A, 6.375%, 11/01/41, AMT	05/11 @ 101	3,328,997
BB-	8,235		Exempt Facs., Reliant Energy Conv. Proj., Ser. A, 6.75%, 12/01/36, AMT	12/09 @ 103	8,837,802
			McKeesport Area Sch. Dist. GO,
AAA	870	[5]	Zero Coupon, 10/01/31, FGIC	ETM	293,425
AAA	2,435		Zero Coupon, 10/01/31, FGIC	No Opt. Call	801,456

					15,409,060

			Puerto Rico—1.7%
BBB	4,170		Comnwlth. Pub. Impvt. GO, Ser. B, 5.00%, 7/01/35	07/16 @ 100	4,381,794

			Rhode Island—0.8%
			Hlth. & Ed. Bldg. Corp. RB, Lifespan Proj.,
AAA	1,800	[3]	5.50%, 5/15/07, MBIA	N/A	1,854,162
AAA	200		5.50%, 5/15/16, MBIA	05/07 @ 102	205,712

					2,059,874

			South Carolina—4.7%
AAA	5,000		Hsg. Fin. & Dev. Auth. RB, Ser. A2, 5.15%, 7/01/37, AMBAC, AMT	07/15 @ 100	5,176,350
			Jobs Econ. Dev. Auth. Hosp. Facs. RB,
BBB+	3,560	[3]	Palmetto Hlth. Alliance Proj., 6.875%, 8/01/13	N/A	4,220,558
BBB+	440		Palmetto Hlth. Alliance Proj., 6.875%, 8/01/27	08/13 @ 100	509,639
BBB+	2,185		Palmetto Hlth. Alliance Proj., Ser. A, 6.25%, 8/01/31	08/13 @ 100	2,458,016

					12,364,563

			Tennessee—2.0%
AAA	4,865		Memphis Shelby Cnty. Arpt. Auth. RB, Ser. D, 6.00%, 3/01/24, AMBAC, AMT	03/10 @ 101	5,222,334

			Texas—13.2%
BBB	1,350		Alliance Arpt. Auth., Inc. Spl. Fac. RB, FedEx Corp. Proj., 4.85%, 4/01/21, AMT	04/16 @ 100	1,369,629
AAA	6,000	[3]	Grapevine GO, 5.875%, 8/15/10, FGIC	N/A	6,480,180
AAA	5,000		Harris Cnty. Houston Sports Auth. RB, Ser. A, Zero Coupon, 11/15/38, MBIA	11/30 @ 61.166	1,003,200
AAA	9,495		La Joya Indpt. Sch. Dist. GO, 5.00%, 2/15/34, PSF	02/14 @ 100	9,924,649
			Lower Colorado River Auth. RB,
AAA	3,845		4.75%, 5/15/36, AMBAC	05/11 @ 100	3,893,447
AAA	5	[3]	Ser. A, 5.00%, 5/15/13, MBIA	N/A	5,391
AAA	945		Ser. A, 5.00%, 5/15/31, MBIA	05/13 @ 100	985,626
AAA	675		Montgomery Cnty. Mun. Util. Dist. No. 46 Wtr. Wks. & Swr. Sys. GO, 4.75%, 3/01/30, MBIA	03/14 @ 100	688,358
AAA	2,010		Pearland GO, 4.75%, 3/01/29, FGIC	03/16 @ 100	2,066,360

See Notes to Financial Statements.

BlackRock Investment Quality Municipal Trust (BKN) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			Texas—(cont’d)
			Tpke. Auth. Central Sys. RB,
AAA	$15,000		Zero Coupon, 8/15/31, AMBAC	08/12 @ 32.807	$3,825,000
AAA	3,325		Ser. A, 5.00%, 8/15/42, AMBAC	08/12 @ 100	3,439,513
AA+	1,000		Wtr. Fin. Asst. GO, 5.75%, 8/01/22	08/10 @ 100	1,070,960

					34,752,313

			Utah—0.7%
AAA	1,950	[5]	Intermountain Pwr. Agcy. Pwr. Sply. RB, 5.00%, 7/01/13, AMBAC	ETM	1,952,126

			Washington—2.5%
			Hlth. Care Facs. Auth. RB, Providence Hlth. Care Svcs. Proj.,
AAA	2,480		4.50%, 10/01/35, FGIC	10/16 @ 100	2,475,933
AAA	2,650		Ser. A, 4.625%, 10/01/34, FGIC	10/16 @ 100	2,676,791
AAA	1,420		King Cnty. Swr. RB, 5.00%, 1/01/36, FSA	01/16 @ 100	1,497,873

					6,650,597

			Wisconsin—1.4%
A-	3,220		Hlth. & Edl. Facs. Auth. RB, Aurora Hlth. Care Proj., 6.40%, 4/15/33	04/13 @ 100	3,606,046

			Total Long-Term Investments (cost $360,621,059)		386,340,833

			SHORT-TERM INVESTMENTS—10.0%
			Georgia—0.8%
A-1+	1,990	[6]	Atlanta Wtr. & Wstwtr. RB, Ser. C, 3.59%, 11/01/06, FSA, FRDD	N/A	1,990,000

			Nebraska—4.5%
A-1+	12,000	[6]	American Pub. Energy Agcy. Gas Sply. RB, Ser. A, 3.56%, 11/02/06, FRWD	N/A	12,000,000

			Ohio—0.4%
A-1+	1,000	[6]	Kent St. Univ. RB, 3.55%, 11/01/06, MBIA, FRWD	N/A	1,000,000

	Shares (000)

			Money Market Funds—4.3%
NR	7,100		AIM Tax Free Cash Reserve Portfolio—Institutional Class	N/A	7,100,000
NR	4,450		SSgA Tax Free Money Mkt. Fund	N/A	4,450,000

					11,550,000

			Total Short-Term Investments (cost $26,540,000)		26,540,000

			Total Investments—156.4% (cost $387,161,0597)		$412,880,833
			Liabilities in excess of other assets—(0.8)%		(2,224,899)
			Preferred shares at redemption value, including dividends payable—(55.6)%		(146,777,682)

			Net Assets Applicable to Common Shareholders—100%		$263,878,252

[1]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2006, the Trust held 6.6% of its net assets, with a current market value of $17,314,895, in securities restricted as to resale.

[5]	Security is collateralized by Municipal or U.S. Treasury obligations.
[6]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of October 31, 2006.

[7]

Cost for federal income tax purposes is $386,625,718. The net unrealized appreciation on a tax basis is $26,255,115, consisting of $26,299,084 gross unrealized appreciation and $43,969 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
AMT	—	Subject to Alternative Minimum Tax	MBIA	—	Municipal Bond Insurance Assoc.
CAPMAC	—	Capital Markets Assurance Co.	PCRB	—	Pollution Control Revenue Bond
CIFG-TCRS	—	CDC IXIS Financial Guaranty	PSF	—	Public School Fund Guaranteed
ETM	—	Escrowed to Maturity	RB	—	Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	SA	—	Special Assessment
FRDD	—	Floating Rate Daily Demand	SO	—	Special Obligation
FRWD	—	Floating Rate Weekly Demand	TA	—	Tax Allocation
FSA	—	Financial Security Assurance	XLCA	—	XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006
BlackRock Municipal Income Trust (BFK)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			LONG-TERM INVESTMENTS—149.1%
			Alabama—2.7%
AAA	$1,865		Birmingham Wtr. Wks. & Swr. Brd. RB, Ser. A, 4.50%, 1/01/35, FSA	01/16 @ 100	$1,864,888
A2	15,000		Huntsville Hlth. Care Auth. RB, Ser. B, 5.75%, 6/01/32	06/12 @ 101	16,207,200

					18,072,088

			Arizona—1.2%
A3	7,000	[3]	Scottsdale Ind. Dev. Auth. RB, Scottsdale Hlth. Care Proj., 5.80%, 12/01/11	N/A	7,753,270

			California—15.3%
A+	7,000		California GO, 5.00%, 6/01/34	12/14 @ 100	7,348,880
			Cnty. Tobacco Sec. Agcy. RB,
BBB-	3,385		Ser. B, Zero Coupon, 6/01/46	06/16 @ 17.602	344,491
BB	17,855		Ser. C, Zero Coupon, 6/01/55	06/16 @ 8.90	830,793
NR	22,825		Stanislaus Cnty. Proj., Ser. D, Zero Coupon, 6/01/55	06/16 @ 6.219	750,258
			Foothill/Eastn. Transp. Corridor Agcy. RB,
BBB	54,635		Toll Road Proj., Zero Coupon, 1/15/32	01/10 @ 27.37	12,793,878
BBB	20,535		Toll Road Proj., Zero Coupon, 1/15/34	01/10 @ 24.228	4,256,906
BBB	75,000		Toll Road Proj., Zero Coupon, 1/15/38	01/10 @ 19.014	12,168,000
			Golden St. Tobacco Sec. Corp. RB,
A	5,000		Ser. A, 5.00%, 6/01/45	06/15 @ 100	5,166,450
BBB	10,000		Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	11,302,000
NR	3,175		Lincoln Cmnty. Facs. Dist. ST, 6.00%, 9/01/34	09/13 @ 102	3,401,568
AAA	13,320		Los Angeles Regl. Arpt. Impvt. Corp. Lease Facs. RB, LAXfuel Corp./Los Angeles Intl. Proj., 5.50%, 1/01/32, AMBAC, AMT	01/12 @ 100	13,952,034
NR	5,000		Murrieta Cmnty. Facs. Dist. No. 2 ST, The Oaks Impvt. Area A Proj., 6.00%, 9/01/34	09/14 @ 100	5,340,450
A+	5,000		Statewide Cmnty. Dev. Auth. RB, Mem. Hlth. Svcs. Proj., Ser. A, 5.50%, 10/01/33	04/13 @ 100	5,318,750
			Univ. of California RB,
AA-	10,565		Ser. B, 4.75%, 5/15/38	05/13 @ 101	10,779,469
AAA	5,000		Ser. C, 4.75%, 5/15/37, MBIA	05/13 @ 101	5,130,200
AAA	4,015		West Valley-Mission Cmnty. Coll. Dist. GO, Election 2004 A, 4.75%, 8/01/30, FSA	08/16 @ 100	4,157,412

					103,041,539

			Colorado—1.3%
BBB	3,500		Denver Hlth. & Hosp. Auth. Hlth. Care RB, Ser. A, 6.00%, 12/01/31	12/11 @ 100	3,748,990
Baa2	2,530		Park Creek Met. Dist. Ppty. Tax RB, 5.50%, 12/01/37	12/15 @ 101	2,664,217
AAA	2,545		Springs Co. Utils. RB, Ser. C, 5.00%, 11/15/45, FSA	11/15 @ 100	2,683,066

					9,096,273

			District of Columbia—6.3%
			District of Columbia RB,
A	2,390		Friendship Pub. Charter Sch. Income Proj., 5.25%, 6/01/33, ACA	06/14 @ 100	2,491,527
AAA	15,600		Georgetown Univ. Proj., Ser. A, Zero Coupon, 4/01/36, MBIA	04/11 @ 22.875	2,952,144
AAA	51,185		Georgetown Univ. Proj., Ser. A, Zero Coupon, 4/01/37, MBIA	04/11 @ 21.546	9,123,726
BBB	25,535		Tobacco Settlement Fin. Corp. RB, 6.75%, 5/15/40	05/11 @ 101	28,089,011

					42,656,408

			Florida—12.1%
NR	3,945		Bellalago Edu. Fac. Benefit Dist. SA, Ser. B, 5.80%, 5/01/34	05/14 @ 100	4,109,349
NR	1,975		Heritage Isle at Viera Cmnty. Dev. Dist. SA, Ser. A, 6.00%, 5/01/35	05/12 @ 101	2,068,971
A+	9,670	[3]	Highlands Cnty. Hlth. Facs. Auth. RB, Adventist/Sunbelt Hosp. Proj., Ser. A, 6.00%, 11/15/11	N/A	10,787,755
			JEA RB,
AAA	11,035		Elec. Sys. Proj., Ser. 3A, 4.75%, 10/01/34, FSA	04/10 @ 100	11,156,606
AAA	3,070		Wtr. & Swr. Sys. Proj., Ser. A, 4.75%, 10/01/36, MBIA	04/11 @ 100	3,120,225
AAA	2,900		Wtr. & Swr. Sys. Proj., Ser. A, 4.75%, 10/01/41, MBIA	04/11 @ 100	2,943,732
BB+	9,000		Martin Cnty. Indl. Dev. Auth. RB, Indiantown Cogeneration Proj., Ser. A, 7.875%, 12/15/25, AMT	12/06 @ 101	9,032,850
BB+	11,685		Miami Beach Hlth. Facs. Auth. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	13,492,903
AAA	10,830		Orange Cnty. Tourist Dev. RB, 4.75%, 10/01/32, XLCA	10/16 @ 100	11,125,442
NR	3,925		Stevens Plantation Cmnty. Dev. Dist. SA, Ser. A, 7.10%, 5/01/35	05/14 @ 100	4,271,538
NR	9,545		Vlg. Cmnty. Dev. Dist. No. 6 SA, 5.625%, 5/01/22	05/13 @ 100	9,729,505

					81,838,876

See Notes to Financial Statements.

BlackRock Municipal Income Trust (BFK) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			Georgia—0.6%
BBB	$4,000		Richmond Cnty. Env. Impvt. Dev. Auth. RB, Intl. Paper Co. Proj., Ser. A, 6.00%, 2/01/25, AMT	02/12 @ 101	$4,278,160

			Idaho—2.7%
AAA	16,970		Univ. of Idaho RB, Student Fee Hsg. Impvt. Proj., 5.40%, 4/01/41, FGIC	04/11 @ 100	18,061,001

			Illinois—14.4%
NR	4,630	[4]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	No Opt. Call	4,757,047
AAA	7,645		Chicago O’Hare Intl. Arpt. RB, Ser. C-2, 5.25%, 1/01/30, FSA, AMT	01/14 @ 100	8,045,063
			Edl. Facs. Auth. RB,
AA+	760		Bal Union Chicago Proj., Ser. A, 5.25%, 7/01/41	07/11 @ 101	800,705
NR	10,000	[3]	Student Hsg. Edl. Advancement Fund Univ. Ctr. Proj., 6.25%, 5/01/12	N/A	11,392,200
BBB	7,000		Student Hsg. Edl. Advancement Fund Univ. Ctr. Proj., 6.25%, 5/01/34	05/07 @ 100	7,087,290
			Fin. Auth. RB,
A+	7,145	[3]	Adventist Hlth. Sys. Sunbelt Oblig. Proj., 5.65%, 11/15/09	N/A	7,629,217
BB+	1,685		Friendship Vlg. Schaumburg Proj., Ser. A, 5.625%, 2/15/37	02/15 @ 100	1,721,194
AA+	3,700		Northwestern Mem. Hosp. Proj., Ser. A, 5.50%, 8/15/43	08/14 @ 100	4,057,679
BBB	4,235		Student Hsg. Edl. Advancement Fd., Inc. Proj., Ser. B, 5.00%, 5/01/25	11/16 @ 100	4,373,019
BBB	3,395		Student Hsg. Edl. Advancement Fd., Inc. Proj., Ser. B, 5.00%, 5/01/30	11/16 @ 100	3,486,427
Baa2	2,100		Student Hsg. MJH Ed. Asst. Living Proj., Ser. A, 5.125%, 6/01/35	06/14 @ 100	2,162,370
Baa3	1,675		Student Hsg. MJH Ed. Asst. Living Proj., Ser. B, 5.375%, 6/01/35	06/14 @ 100	1,719,488
			Hlth. Facs. Auth. RB, Elmhurst Mem. Hosp. Proj.,
A	5,000		5.50%, 1/01/22	01/13 @ 100	5,338,400
A	6,000		5.625%, 1/01/28	01/13 @ 100	6,399,480
AAA	40,000		Met. Pier & Exposition Auth. Dedicated St. Tax RB, McCormick Place Expansion Proj., Ser. A, Zero Coupon, 12/15/34, MBIA	No Opt. Call	11,733,600
AAA	10,090		Mun. Elec. Agcy. Pwr. Sply. RB, 4.50%, 2/01/35, FGIC	02/16 @ 100	10,009,583
			Vlg. of Bolingbrook GO,
AAA	7,120		Ser. B, Zero Coupon, 1/01/33, FGIC	No Opt. Call	2,234,683
AAA	14,085		Ser. B, Zero Coupon, 1/01/34, FGIC	No Opt. Call	4,217,894

					97,165,339

			Indiana—7.0%
A-	9,000		Hlth. Fac. Fin. Auth. RB, Methodist Hosp., Inc. Proj., 5.50%, 9/15/31	09/11 @ 100	9,357,390
AAA	7,750		Mun. Pwr. Agcy. Pwr. Sply. Sys. RB, Ser. A, 4.50%, 1/01/32, AMBAC	01/16 @ 100	7,749,535
			Petersburg PCRB, Indianapolis Pwr. & Lt. Conv. Proj.,
BBB+	10,000		5.90%, 12/01/24, AMT	08/11 @ 102	10,588,200
BBB+	16,000		5.95%, 12/01/29, AMT	08/11 @ 102	17,076,640
NR	2,470		Vincennes Econ. Dev. RB, Southwest Indiana Regl. Youth Proj., 6.25%, 1/01/24	01/09 @ 102	2,488,056

					47,259,821

			Kentucky—1.4%
AAA	9,060		Hsg. Corp. RB, Ser. F, 5.45%, 1/01/32, AMT	07/11 @ 100	9,340,407

			Louisiana—1.5%
A	9,215		Local Gov’t. Env. Facs. & Cmnty. Dev. Auth. RB, Cap. Projs. & Equip. Acquisition Proj.,
			6.55%, 9/01/25, ACA	No Opt. Call	10,247,817

			Maryland—0.7%
BBB+	4,205		Hlth. & Higher Edl. Facs. Auth. RB, Medstar Hlth., Inc. Proj., 5.50%, 8/15/33	08/14 @ 100	4,492,664

			Massachusetts—1.1%
AA	6,770		Wtr. Res. Auth. RB, Ser. A, 5.00%, 8/01/41	08/16 @ 100	7,149,256

			Michigan—0.7%
A1	4,230		Hosp. Fin. Auth. RB, Henry Ford Hlth. Sys. Proj., Ser. A, 5.25%, 11/15/46	11/16 @ 100	4,479,697

			Mississippi—2.9%
A	18,680		Gulfport Hosp. Fac. RB, Mem. Hosp. at Gulfport Proj., Ser. A, 5.75%, 7/01/31	07/11 @ 100	19,286,727

			Missouri—0.1%
AAA	695		Joint Mun. Elec. Util. Comm. RB, Plum Point Proj., 4.60%, 1/01/36, MBIA	01/16 @ 100	700,032

			Multi-State—6.9%
			Charter Mac Equity Issuer Trust,
A3	1,000	[4]	Ser. A, 6.625%, 6/30/49	06/09 @ 100	1,053,660
A3	11,000	[4]	Ser. A-2, 6.30%, 6/30/49	06/09 @ 100	11,496,100
A3	16,000	[4]	Ser. A-3, 6.80%, 10/01/52	10/14 @ 100	18,312,480
Baa1	6,500	[4]	Ser. B-1, 6.80%, 11/30/50	11/10 @ 100	7,029,230
A3	8,000	[4]	MuniMae TE Bond Subsidiary, LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	8,494,880

					46,386,350

See Notes to Financial Statements.

BlackRock Municipal Income Trust (BFK) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			Nebraska—1.1%
AA	$6,990		Omaha Pub. Pwr. Dist. Elec. Sys. RB, Ser. A, 4.75%, 2/01/44	02/14 @ 100	$7,109,599

			Nevada—2.5%
AAA	5,000		Clark Cnty. Arpt. RB, Jet Aviation Fuel Tax Proj., Ser. C, 5.00%, 7/01/40, AMBAC	07/15 @ 100	5,232,300
A+	5,260		Clark Cnty. Econ. Dev. RB, Alexander Dawson Sch. Proj., 5.00%, 5/15/29	05/16 @ 100	5,491,072
AAA	6,000		Truckee Meadows Wtr. Auth. RB, 4.875%, 7/01/34, XLCA	07/16 @ 100	6,193,440

					16,916,812

			New Hampshire—1.2%
Aaa	4,000		Bus. Fin. Auth. PCRB, Pub. Svc. Co. Proj., Ser. B, 4.75%, 5/01/21, MBIA, AMT	06/13 @ 102	4,111,080
A+	3,500		Hlth. & Edl. Facs. Auth. RB, Exeter Hosp. Proj., 5.75%, 10/01/31	10/11 @ 101	3,742,970

					7,854,050

			New Jersey—7.4%
			Econ. Dev. Auth.
BBB	18,500		RB, Cigarette Tax Proj., 5.75%, 6/15/29	06/14 @ 100	20,127,630
B	15,410		RB, Continental Airlines, Inc. Proj., 7.00%, 11/15/30, AMT	11/10 @ 101	16,417,814
Baa3	8,000		SA, Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28	No Opt. Call	9,753,280
NR	3,680		Middlesex Cnty. Impvt. Auth. RB, Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	3,801,624

					50,100,348

			New York—14.4%
NR	1,820		Albany Indl. Dev. Agcy. RB, New Covenant Charter Sch. Proj., Ser. A, 7.00%, 5/01/35	05/15 @ 102	1,793,501
AAA	5,375		Env. Facs. Corp. St. Clean Wtr. & Drinking Wtr. RB, NYC Mun. Wtr. Proj., Ser. B, 5.00%, 6/15/31	06/12 @ 100	5,609,995
AA-	36,725		Liberty Dev. Corp. RB, 5.25%, 10/01/35	No Opt. Call	42,668,206
AAA	7,115		Met. Transp. Auth. Svc. Contract RB, Ser. A, 5.00%, 7/01/30, AMBAC	07/12 @ 100	7,469,683
			New York City Indl. Dev. Agcy. RB,
B	27,400		American Airlines/JFK Intl. Arpt. Proj., 7.75%, 8/01/31, AMT	08/16 @ 101	33,088,240
B	5,000		American Airlines/JFK Intl. Arpt. Proj., 8.00%, 8/01/28, AMT	08/16 @ 101	6,154,850

					96,784,475

			North Carolina—1.9%
NR	12,130		Gaston Cnty. Indl. Facs. Fin. Auth. PCRB, 5.75%, 8/01/35, AMT	08/15 @ 100	12,864,229

			Ohio—6.4%
			Air Qual. Dev. Auth. PCRB,
BBB	14,500		Cleveland Elec. Illuminating Co. Proj., Ser. B, 6.00%, 8/01/20	08/07 @ 102	14,942,685
AAA	23,820		Dayton Pwr. & Lt. Co. Proj., 4.80%, 1/01/34, FGIC	07/15 @ 100	24,533,647
NR	3,760		Pinnacle Cmnty. Infrastructure Fin. Auth. RB, Ohio Facs. Proj., Ser. A, 6.25%, 12/01/36	12/14 @ 101	3,891,074

					43,367,406

			Oklahoma—1.2%
B	7,175		Tulsa Mun. Arpt. Trust RB, Ser. A, 7.75%, 6/01/35, AMT	No Opt. Call	8,222,191

			Pennsylvania—4.8%
			Econ. Dev. Fin. Auth. RB,
A3	6,500		Amtrak Proj., Ser. A, 6.375%, 11/01/41, AMT	05/11 @ 101	6,980,155
BB-	19,750		Exempt Facs., Reliant Energy Conv. Proj., Ser. A, 6.75%, 12/01/36, AMT	12/09 @ 103	21,195,700
BBB+	4,000		Higher Edl. Facs. Auth. RB, La Salle Univ. Proj., 5.50%, 5/01/34	05/13 @ 100	4,194,120

					32,369,975

			Puerto Rico—1.7%
BBB	10,605		Comnwlth. Pub. Impvt. GO, Ser. B, 5.00%, 7/01/35	07/16 @ 100	11,143,628

			South Carolina—4.8%
			Jobs Econ. Dev. Auth. Hosp. Facs. RB,
BBB+	8,010	[3]	Palmetto Hlth. Alliance Proj., 6.875%, 8/01/13	N/A	9,496,256
BBB+	990		Palmetto Hlth. Alliance Proj., 6.875%, 8/01/27	08/13 @ 100	1,146,687
BBB+	5,075		Palmetto Hlth. Alliance Proj., Ser. A, 6.25%, 8/01/31	08/13 @ 100	5,709,121
			Lexington Cnty. Hlth. Svcs. Dist. Hosp. RB,
A	5,000		5.50%, 11/01/32	11/13 @ 100	5,319,000
A	10,000		5.75%, 11/01/28	11/13 @ 100	10,843,400

					32,514,464

			Tennessee—1.6%
AAA	20,825		Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs. RB, Ser. A, Zero Coupon, 1/01/20, FSA	01/13 @ 67.474	10,679,268

See Notes to Financial Statements.

BlackRock Municipal Income Trust (BFK) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			Texas—12.8%
			Affordable Hsg. Corp. Multi-Fam. Hsg. RB,
NR	$4,435	[5,6]	Amer. Oppty. Hsg. Portfolio Proj., Ser. B, 8.00%, 3/01/32	No Opt. Call	$664,674
B	6,335	[6]	South Texas Pptys. Corp. Proj., Ser. B, 8.00%, 3/01/32	09/12 @ 102	5,034,741
AAA	3,805		Dallas Area Rapid Trans. RB, 5.00%, 12/01/31, AMBAC	12/11 @ 100	3,939,393
			Harris Cnty. Houston Sports Auth. RB,
AAA	12,580		Ser. A, Zero Coupon, 11/15/38, MBIA	11/30 @ 61.166	2,524,051
AAA	26,120		Ser. A-3, Zero Coupon, 11/15/37, MBIA	11/24 @ 46.545	5,286,949
AAA	5,000		Ser. H, Zero Coupon, 11/15/35, MBIA	11/31 @ 78.178	1,224,450
			Lower Colorado River Auth. RB,
AAA	5	[3]	Ser. A, 5.00%, 5/15/13, MBIA	N/A	5,391
AAA	2,395		Ser. A, 5.00%, 5/15/31, MBIA	05/13 @ 100	2,497,961
AAA	13,305		Lower Colorado River Auth. RB, Transm. Svcs. Proj., 4.75%, 5/15/34, AMBAC	05/11 @ 100	13,478,098
AAA	1,700		Montgomery Cnty. Mun. Util. Dist. No. 46 Wtr. Wks. & Swr. Sys. GO, 4.75%, 3/01/30, MBIA	03/14 @ 100	1,733,643
AAA	5,060		Pearland GO, 4.75%, 3/01/29, FGIC	03/16 @ 100	5,201,882
			St. Tpke. Auth. RB, Central Sys. Proj.,
AAA	35,000		Zero Coupon, 8/15/32, AMBAC	08/12 @ 30.846	8,382,150
AAA	62,325		Zero Coupon, 8/15/33, AMBAC	08/12 @ 28.997	14,031,227
AAA	65,040		Zero Coupon, 8/15/34, AMBAC	08/12 @ 27.31	13,791,082
AAA	8,390		Tpke. Auth. Central Sys. RB, Ser. A, 5.00%, 8/15/42, AMBAC	08/12 @ 100	8,678,952

					86,474,644

			Virginia—0.3%
AAA	8,105		Comnwlth. Transp. Brd. RB, Zero Coupon, 4/01/32, MBIA	04/12 @ 34.99	2,227,335

			Washington—1.9%
A-	2,190	[3]	Energy Northwest RB, Wind Proj., Ser. B, 6.00%, 1/01/07	N/A	2,264,066
AAA	6,730		Hlth. Care Facs. Auth. RB, Providence Hlth. Care Svcs. Proj., Ser. A, 4.625%, 10/01/34, FGIC	10/16 @ 100	6,798,040
AAA	3,615		King Cnty. Swr. RB, 5.00%, 1/01/36, FSA	01/16 @ 100	3,813,247

					12,875,353

			West Virginia—0.3%
AAA	2,070		Econ. Dev. Auth. RB, Correctional Juvenile Safety Proj., Ser. A, 5.00%, 6/01/29, MBIA	06/14 @ 100	2,177,888

			Wisconsin—5.9%
			Hlth. & Edl. Facs. Auth. RB,
A-	7,500		Aurora Hlth. Care Proj., 6.40%, 4/15/33	04/13 @ 100	8,399,175
AA-	1,205		Froedtert & Cmnty. Hlth. Oblig. Grp. Proj., 5.375%, 10/01/30	10/11 @ 101	1,292,796
AA-	12,545	[3]	Froedtert & Cmnty. Hlth. Oblig. Grp. Proj., 5.375%, 10/01/11	N/A	13,603,798
A-	15,000	[3]	Wheaton Franciscan Svcs. Proj., 5.75%, 8/15/30	N/A	16,197,000

					39,492,769

			Total Long-Term Investments (cost $931,429,501)		1,004,480,159

			SHORT-TERM INVESTMENTS—7.2%
			Kentucky—1.5%
A-1+	9,900	[7]	Pub. Energy Auth. RB, Ser. A, 3.65%, 11/01/06, FRDD	N/A	9,900,000

			Massachusetts—1.4%
A-1+	9,400	[7]	Hlth. & Edl. Fac. Auth. RB, Harvard Univ. Proj., Ser. BB, 3.52%, 11/02/06, FRWD	N/A	9,400,000

			Pennsylvania—2.2%
A-1+	15,000	[7]	City of Philadelphia Gas Wks. RB, 3.57%, 11/02/06, FSA, FRWD	N/A	15,000,000

			Texas—0.0%
A-1+	50	[7]	Wtr. Dev. Board RB, 3.69%, 11/01/06, FRDD	N/A	50,000

See Notes to Financial Statements.

BlackRock Municipal Income Trust (BFK) (continued)

Shares (000)	Description	Value

	Money Market Fund—2.1%
14,450	AIM Tax Free Cash Reserve Portfolio—Institutional Class	$14,450,000

	Total Short-Term Investments (cost $48,800,000)	48,800,000

	Total Investments—156.3% (cost $980,229,5018)	$1,053,280,159
	Liabilities in excess of other assets—(0.6)%	(3,930,069)
	Preferred shares at redemption value, including dividends payable—(55.7)%	(375,270,501)

	Net Assets Applicable to Common Shareholders—100%	$674,079,589

[1]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2006, the Trust held 7.6% of its net assets, with a current market value of $51,143,397, in securities restricted as to resale.

[5]	Issuer is in default and/or bankruptcy.
[6]	Illiquid security. As of October 31, 2006, the Trust held 0.8% of its net assets, with a current market value of $5,699,415, in these securities.
[7]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of October 31, 2006.

[8]

Cost for federal income tax purposes is $980,139,735. The net unrealized appreciation on a tax basis is $73,140,424, consisting of $78,332,533 gross unrealized appreciation and $5,192,109 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	MBIA	—	Municipal Bond Insurance Assoc.
AMBAC	—	American Municipal Bond Assurance Corp.	PCRB	—	Pollution Control Revenue Bond
AMT	—	Subject to Alternative Minimum Tax	RB	—	Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	SA	—	Special Assessment
FRDD	—	Floating Rate Daily Demand	ST	—	Special Tax
FRWD	—	Floating Rate Weekly Demand	TA	—	Tax Allocation
FSA	—	Financial Security Assurance	XLCA	—	XL Capital Assurance
GO	—	General Obligation

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006

BlackRock Long-Term Municipal Advantage Trust (BTA)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			LONG-TERM INVESTMENTS—187.8%
			California—29.8%
NR3	$7,000		Irvine Unified Sch. Dist. Fin. Grp. II ST, Ser. A, 5.125%, 9/01/36	03/07 @ 103	$7,110,320
AAA	15,000	[4]	Golden St. Tobacco Sec. Corp. Tobacco Settlement RB, 5.00%, 6/01/45, AMBAC	06/15 @ 100	15,708,000
BBB	72,945		Stanislaus Cnty. Tobacco Sec. Cap. Apprec. RB, Ser. A, Zero Coupon, 6/01/46	06/16 @ 18.256	7,854,718
BBB+	7,250		Statewide Cmntys. RB, Daughters of Charity Proj., Ser. A, 5.00%, 7/01/39	07/15 @ 100	7,439,225
BBB	60,000		Statewide Fin. Auth. Tobacco Settlement Cap. Apprec. RB, Turbo Pooled Proj., Ser. A, Zero Coupon, 6/01/46	06/16 @ 15.782	5,585,400
AAA	15,000	[4]	Univ. of California RB, 4.75%, 5/15/38, MBIA	05/13 @ 101	15,372,150

					59,069,813

			District of Columbia—13.0%
			Tobacco Settlement Fin. Corp. Asset Bkd. RB,
BBB	6,880		6.25%, 5/15/24	05/11 @ 101	7,416,571
BBB	15,415		6.50%, 5/15/33	No Opt. Call	18,419,846

					25,836,417

			Florida—1.0%
NR	1,150		Baywinds Cmnty. Dev. Dist. SA, Ser. A, 5.25%, 5/01/37	05/16 @ 100	1,152,553
AAA	865		JEA RB, Wtr. & Swr. Sys. Proj., Ser. A, 4.75%, 10/01/36, MBIA	04/11 @ 100	879,151

					2,031,704

			Georgia—16.4%
AAA	15,000	[4]	Atlanta Arpt. Passenger Fac. Charge RB, 5.00%, 1/01/33, FSA	07/14 @ 100	15,708,600
AAA	15,000	[4]	Atlanta Wtr. & Wstwtr. RB, 5.00%, 11/01/43, FSA	11/14 @ 100	15,735,450
BBB	1,000		Cobb Cnty. Dev. Auth. RB, Wst. Mgt., Inc. Proj., Ser. A, 5.00%, 4/01/33, AMT	04/16 @ 101	1,013,870

					32,457,920

			Idaho—2.7%
			Madison Cnty. Hosp. COP,
BBB-	2,145		5.25%, 9/01/26	09/16 @ 100	2,258,835
BBB-	1,000		5.25%, 9/01/30	09/16 @ 100	1,049,270
BBB-	2,000		5.25%, 9/01/37	09/16 @ 100	2,084,560

					5,392,665

			Illinois—17.8%
AAA	15,000	[4]	Chicago O’Hare Intl. Arpt. RB, 5.00%, 1/01/33, FCIC	01/16 @ 100	15,822,600
			Fin. Auth. RB,
A-	14,890		Illinois Inst. of Technology Proj., Ser. A, 5.00%, 4/01/36	04/16 @ 100	15,398,047
BBB-	4,000		Proctor Hosp. Proj., 5.125%, 1/01/25	01/16 @ 100	4,110,160

					35,330,807

			Indiana—9.8%
			Carmel Ind. Redev. Auth. Lease Rent RB, Performing Arts Center Proj.
AA	7,230	[4]	4.75%, 2/01/33	02/16 @ 100	7,370,551
AA	6,580	[4]	5.00%, 2/01/33	02/16 @ 100	6,892,221
Baa2	5,000		Delaware Cnty. Hosp. Auth. RB, Ball Memorial Hosp., Inc. Proj., 5.25%, 8/01/36	08/16 @ 100	5,220,700

					19,483,472

			Montana—2.0%
			RB, Two Rivers Auth., Inc Proj.,
NR	1,500		7.25%, 11/01/21	11/11 @ 107	1,487,985
NR	2,600		7.375%, 11/01/27	11/11 @ 107	2,569,424

					4,057,409

			Nebraska—7.8%
AAA	15,000	[4]	Omaha Pub. Pwr. Dist. Elec. Sys. RB, 4.75%, 2/01/36, FGIC	02/16 @ 100	15,429,000

			Nevada—5.7%
NR	6,600		Henderson Local Impvt. Dists. No. T-18 SA, 5.30%, 9/01/35	03/07 @ 103	6,733,122
AAA	4,325		Truckee Meadows Wtr. Auth. RB, 4.875%, 7/01/34, XLCA	07/16 @ 100	4,464,438

					11,197,560

			New Hampshire—2.6%
BBB	5,000		Business Fin. Auth. RB, Wst. Mgmt., Inc. Proj., 5.20%, 5/01/27, AMT	05/16 @ 101	5,116,550

			New Jersey—3.9%
BBB	7,335		Tobacco Settlement Fin. Corp. Asset Bkd. RB, 5.75%, 6/01/32	06/12 @ 100	7,790,357

See Notes to Financial Statements.

BlackRock Long-Term Municipal Advantage Trust (BTA) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			New Mexico—7.8%
BBB	$15,000		Farmington PCRB, Public Service Co. Proj., Ser. B, 4.875%, 4/01/33	04/16 @ 101	$15,375,300

			New York—23.7%
AA-	15,000	[4]	Liberty Dev. Corp. RB, Goldman Sachs Headquarters Proj. 5.25%, 10/01/35	No Opt. Call	17,427,450
BBB	5,000		Nassau Cnty. Tobacco Settlement Corp. Asset Bkd. RB, Ser. A2, Zero Coupon, 6/01/26	06/16 @ 100	4,529,200
B	7,600		New York City Indl. Dev. Agcy. RB, American Airlines/JFK Intl. Arpt. Proj., 7.625%, 8/01/25, AMT	08/16 @ 101	9,154,428
AA+	15,000	[4]	New York City Mun. Wtr. Fin. Auth. Wtr. & Swr. Sys. RB, Ser. D, 5.00%, 6/15/39	06/15 @ 100	15,783,300

					46,894,378

			North Carolina—15.0%
AA	13,495	[4]	Charlotte-Mecklenburg Hosp. Auth. Hlth. Care System RB, Carolina Hlth. Care Sys. Proj., 5.00%, 1/15/45	01/15 @ 100	14,049,644
AA+	15,170	[4]	Univ. of North Carolina RB, 4.75%, 12/01/34	12/15 @ 100	15,689,876

					29,739,520

			Puerto Rico—3.6%
BBB-	6,825		Indl. Tourist Edl. RB, Ana G. Mendez Univ. Sys. Proj., 5.00%, 3/01/36	03/16 @ 100	7,161,950

			Texas—21.2%
BBB	10,000		Alliance Arpt. Auth. Inc. Spl. Fac. RB, FedEx Corp. Proj., 4.85%, 4/01/21, AMT	04/16 @ 100	10,145,400
Baa2	10,000		Brazos River Auth. PCRB, TXU Energy Co. LLC Proj., 5.00%, 3/01/41, AMT	03/11 @ 100	10,036,800
AAA	7,000		Dallas-Fort Worth Intl. Arpt. Facs. Impvt. Corp. RB, Ser. A, 5.00%, 11/01/35, FSA, AMT	11/08 @ 100	7,066,220
AAA	34,560		Leander Indpt. Sch. Dist. GO, Zero Coupon, 8/15/42, PSF	08/14 @ 21.126	5,039,885
AAA	9,150	[4]	New Caney Indpt. Sch. Dist. Sch. Bldg. GO, 5.00%, 2/15/35, PSF	02/15 @ 100	9,650,048

					41,938,353

			Virginia—3.2%
			Peninsula Ports Auth. RB, Baptist Homes Proj.,
NR	3,250		Ser. C, 5.375%, 12/01/26	12/16 @ 100	3,347,793
NR	3,000		Ser. C, 5.40%, 12/01/33	12/16 @ 100	3,077,250

					6,425,043

			Washington—0.8%
AAA	1,500		Hlth. Care Facs. Auth. RB, Providence Hlth. Care Svcs. Proj., 4.50%, 10/01/35, FGIC	10/16 @ 100	1,497,540

			Total Long-Term Investments (cost $363,727,386)		372,225,758

			SHORT-TERM INVESTMENTS—0.4%
			Nebraska—0.1%
A-1+	140	[5]	American Pub. Energy Agcy. Gas Sply. RB, Ser. A, 3.56%, 11/02/06, FRWD	N/A	141,000

	Shares (000)

			Money Market Fund—0.3%
NR	599		AIM Tax Free Cash Reserve Portfolio—Institutional Class	N/A	600,000

			Total Short-Term Investments (cost $741,000)		741,000

			Total Investments—188.2% (cost $364,468,3866)		$372,966,758
			Other assets in excess of liabilities—2.4%		4,657,385
			Short-term floating rate certificates, including interest payable—(90.6)%		(179,487,019)

			Net Assets—100%		$198,137,124

See Notes to Financial Statements.

BlackRock Long-Term Municipal Advantage Trust (BTA) (continued)

[1]	Using the highest of Standard & Poor’s, Moody’s Investor Services or Fitch Ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is deemed to be of investment grade quality by the investment advisor.
[4]

Security represents underlying bond transferred to a separate securitization trust established in a tender option bond transaction in which the Trust acquired the residual interest certificates. These securities serve as collateral in a financing transaction. The aggregate value of the above underlying bonds and secured borrowings including accrued interest were $180,638,890 and $179,487,019, respectively at October 31, 2006. See Note 2 to Financial Statements for details of tender option bonds.

[5]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of October 31, 2006.

[6]

Cost for federal income tax purposes is $186,631,560. The net unrealized appreciation on a tax basis is $8,990,198, consisting of $8,990,198 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	MBIA	—	Municipal Bond Insurance Assoc.
AMT	—	Subject to Alternative Minimum Tax	PCRB	—	Pollution Control Revenue Bond
COP	—	Certificate of Participation	PSF	—	Public School Fund Guaranteed
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FRWD	—	Floating Rate Weekly Demand	SA	—	Special Assessment
FSA	—	Financial Security Assurance	ST	—	Special Tax
GO	—	General Obligation	XLCA	—	XL Capital Assurance

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006

BlackRock California Investment Quality Municipal Trust (RAA)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			LONG-TERM INVESTMENTS—123.6%
			California—108.8%
			California GO,
A+	$700		4.75%, 3/01/34	03/16 @ 100	$715,211
A+	40		5.75%, 3/01/19	03/07 @ 100	40,244
AAA	625		California St. Univ. RB, Ser. C, 5.00%, 11/01/38, MBIA	11/15 @ 100	662,150
AAA	500		Chabot Las Positas Cmnty. Coll. Dist. GO, 5.00%, 8/01/31, AMBAC	08/16 @ 100	534,175
A+	275		City of Chula Vista Indl. Dev. RB, 5.00%, 12/01/27, AMT	12/15 @ 102	290,826
A+	320		San Diego Gas & Elec. Proj., 5.00%, 12/01/27, AMT	12/15 @ 102	338,416
AAA	75		Edl. Facs. Auth. RB, Student Loan Prog., Ser. A, 6.00%, 3/01/16, MBIA	03/07 @ 102	76,940
			Golden St. Tobacco Sec. Corp. RB,
AAA	600	[3]	Ser. B, 5.50%, 6/01/13	N/A	666,756
AAA	400	[3]	Ser. B, 5.625%, 6/01/13	N/A	447,412
A3	1,040		Hlth. Facs. Fin. Auth. RB, Cedars Sinai Med. Ctr. Proj., 5.00%, 11/15/34	11/15 @ 100	1,082,723
AAA	1,000	[3]	Infrastructure & Econ. Dev. Bank RB, Bay Area Toll Brdgs. Proj, Ser. A, 5.00%, 1/01/28, AMBAC	N/A	1,135,660
AAA	1,000		Los Angeles Cnty. Cmnty. Facs. ST, Ser. A, 5.50%, 9/01/14, FSA	09/07 @ 102	1,035,070
AAA	510		Los Angeles Dept. Arpts. RB, Ontario Intl. Proj., Ser. A, 5.00%, 5/15/26, MBIA, AMT	05/16 @ 100	538,504
AAA	500		Los Angeles Dept. of Wtr. & Pwr. RB, Pwr. Sys. Proj., 5.00%, 7/01/35, FSA	07/15 @ 100	529,900
B	945		Los Angeles Regl. Arpt. Impvt. Corp. Lease RB, American Airlines, Inc. Proj., Ser. B, 7.50%, 12/01/24	12/12 @ 102	1,061,396
AAA	200		Murrieta Valley Univ. Sch. Dist. Pub. Fin. Auth. ST, Ser. A, 4.75%, 9/01/36	09/16 @ 100	205,528
AAA	700		Palm Springs Univ. Sch. Dist. GO, Election 2004, Ser. A, 4.50%, 8/01/35, FSA	08/14 @ 102	702,702
NR	1,000		Poway Unified Sch. Dist. ST, Cmnty. Facs. Dist. No. 6 Proj., 5.60%, 9/01/33	09/10 @ 102	1,030,070
Aaa	500		Rural Home Mtg. Fin. Auth. RB, 5.40%, 12/01/36, AMT	06/16 @ 104	535,735
NR	1,000		San Bernardino Cnty. Cmnty. Facs. ST, 5.90%, 9/01/33	09/12 @ 102	1,058,990
AAA	500		San Diego Ind. Dev. RB, Ser. A, 5.90%, 6/01/18, AMBAC	11/06 @ 100	500,165
AAA	40		South California Pub. Pwr. Auth. RB, Transm. Proj., 5.50%, 7/01/20, MBIA	12/06 @ 100	40,060
AAA	500	[3]	Temecula Valley Unified Sch. Dist. GO, Ser. G, 5.75%, 8/01/07, FGIC	N/A	518,400
AAA	900	[3]	Tobacco Sec. Auth. of Southern California Tobacco Settlement RB, Ser. A, 5.625%, 6/01/12	N/A	992,844
AAA	750		Tustin Univ. Sch. Dist. ST, Cmnty. Facs. Dist. 97-1-A Proj., 5.00%, 9/01/32, FSA	09/12 @ 100	780,990
AAA	370		West Basin Mun. Wtr. Dist. COP, Ser. A, 5.50%, 8/01/22, AMBAC	08/07 @ 101	378,488

					15,899,355

			Puerto Rico—14.8%
AAA	85		Hwy. & Trans. Auth. RB, Ser. L, 5.25%, 7/01/38, AMBAC	No Opt. Call	100,882
BBB-	700		Indl. Tourist Edl. RB, Ana G. Mendez Univ. Sys. Proj., 5.00%, 3/01/26	03/16 @ 100	734,559
Aaa	745	[3]	Pub. Fin. Corp. RB, Ser. E, 5.50%, 2/01/12	N/A	813,347
BBB	500		Pub. Impvt. GO, Ser. A, 5.00%, 7/01/34	07/14 @ 100	521,130

					2,169,918

			Total Long-Term Investments (cost $16,924,807)		18,069,273

See Notes to Financial Statements.

BlackRock California Investment Quality Municipal Trust (RAA) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			SHORT-TERM INVESTMENTS—36.9%
			California—27.3%
			Bay Area Toll Auth. Toll Bridge RB,
A-1+	$700	[4]	San Francisco Bay Area A Proj., 3.35%, 11/02/06, AMBAC, FRWD	$700,000
A-1+	700	[4]	San Francisco Bay Area A2 Proj., 3.35%, 11/02/06, XLCA, FRWD	700,000
A-1+	700	[4]	California GO, Ser. B-1, 3.40%, 11/01/06, FRWD	700,000
A-1+	700	[4]	Fin. Auth. PCRB, Pacific Gas & Elec. Proj., 3.50%, 11/01/06, FRDD	700,000
A-1+	500	[4]	Hlth. Facs. Fin. Auth. RB, Hosp. Adventist Proj., Ser. A, 3.47%, 11/01/06, MBIA, FRDD	500,000
A-1+	700	[4]	Met. Wtr. Dist. RB, Wtr. Wks. Proj., 3.36%, 11/01/06, FRDD	700,000

				4,000,000

	Shares (000)

			Money Market Funds—9.6%
NR	700		AIM Tax Free Cash Reserve Portfolio—Institutional Class	700,000
NR	700		SSgA Tax Free Money Mkt. Fund	700,000

				1,400,000

			Total Short-Term Investments (cost $5,400,000)	5,400,000

			Total Investments—160.5% (cost $22,324,8075)	$23,469,273
			Liabilities in excess of other assets—(9.2)%	(1,349,858)
			Preferred shares at redemption value, including dividends payable—(51.3)%	(7,504,131)

			Net Assets Applicable to Common Shareholders—100%	$14,615,284

[1]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date in which the rate of interest is adjusted. Rate shown is rate as of October 31, 2006

[5]

Cost for Federal income tax purposes is $22,318,970. The net unrealized appreciation on a tax basis is $1,150,303, consisting of $1,150,303 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
AMT	—	Subject to Alternative Minimum Tax	MBIA	—	Municipal Bond Insurance Assoc.
COP	—	Certificate of Participation	PCRB	—	Pollution Control Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FRDD	—	Floating Rate Daily Demand	ST	—	Special Tax
FRWD	—	Floating Rate Weekly Demand	XLCA	—	XL Capital Assurance
FSA	—	Financial Security Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006

BlackRock California Municipal Income Trust (BFZ)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			LONG-TERM INVESTMENTS—152.1%
			California—131.3%
			Anaheim Pub. Fin. Auth. RB, Pub. Impvt. Proj.,
AAA	$24,500		Ser. C, Zero Coupon, 9/01/31, FSA	No Opt. Call	$8,220,975
AAA	6,070		Ser. C, Zero Coupon, 9/01/32, FSA	No Opt. Call	1,940,276
			California GO,
A+	10,000		5.50%, 11/01/33	11/13 @ 100	10,997,600
AAA	5,500		Ser. BZ, 5.35%, 12/01/21, MBIA, AMT	06/07 @ 101	5,583,930
AAA	5,000		Ser. BZ, 5.375%, 12/01/24, MBIA, AMT	06/07 @ 101	5,077,300
AAA	1,000		California St. Univ. RB, Ser. C, 5.00%, 11/01/38, MBIA	11/15 @ 100	1,059,440
AAA	4,700		Chabot Las Positas Cmnty. Coll. Dist. Election 2004B GO, 5.00%, 8/01/30, AMBAC	08/16 @ 100	5,025,146
			City of Chula Vista Indl. Dev. RB,
A+	4,395		5.00%, 12/01/27, AMT	12/15 @ 102	4,647,932
A+	5,065		San Diego Gas & Elec. Proj., 5.00%, 12/01/27, AMT	12/15 @ 102	5,356,491
BBB	5,000		Cnty. Tobacco Sec. Agcy. RB, Stanislaus Fdg. Proj., Ser. A, 5.875%, 6/01/43	06/12 @ 100	5,294,150
Aaa	10,000	[3]	Dept. of Wtr. Res. Pwr. Sply. RB, Ser. A, 5.375%, 5/01/12		11,018,600
AAA	10,000		Edl. Facs. Auth. RB, Stanford Univ. Proj., Ser. Q, 5.25%, 12/01/32	06/11 @ 101	10,598,800
AAA	6,000		El Monte Sr. Dept. of Pub. Svcs. Fac. Phase II COP, 5.25%, 1/01/34, AMBAC	01/11 @ 100	6,261,480
			Elk Grove Unified Sch. Dist. Cmnty. Facs. Dist. 1 ST,
AAA	7,485		Zero Coupon, 12/01/29, AMBAC	12/11 @ 37.373	2,225,515
AAA	7,485		Zero Coupon, 12/01/30, AMBAC	12/11 @ 35.365	2,105,905
AAA	7,485		Zero Coupon, 12/01/31, AMBAC	12/11 @ 33.465	1,992,806
			Foothill/Eastn. Transp. Corridor Agcy. RB,
BBB	5,000		Toll Road Proj., Zero Coupon, 1/15/26	01/14 @ 101	4,580,250
BBB	5,000		Toll Road Proj., Zero Coupon, 1/15/33	01/10 @ 25.78	1,102,950
BBB	5,000		Toll Road Proj., Zero Coupon, 1/15/34	01/10 @ 24.228	1,036,500
BBB	13,445		Toll Road Proj., Zero Coupon, 1/15/35	01/10 @ 22.819	2,624,195
BBB	1,000		Toll Road Proj., Zero Coupon, 1/15/38	01/10 @ 19.014	162,240
BBB	10,030		Toll Road Proj., 5.75%, 1/15/40	01/10 @ 101	10,428,994
			Golden St. Tobacco Sec. Corp. RB,
BBB	2,000		Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	2,260,400
BBB	1,000		Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	1,140,360
AAA	10,200	[3]	Ser. B, 5.50%, 6/01/13	N/A	11,334,852
AAA	5,800	[3]	Ser. B, 5.625%, 6/01/13	N/A	6,487,474
			Hlth. Facs. Fin. Auth. RB,
A+	3,000		Insured Hlth. Facs. Valleycare Proj., Ser. A, 5.375%, 5/01/27	05/12 @ 100	3,163,230
AAA	4,890	[4]	Kaiser Proj., Ser. A, 5.40%, 5/01/28	ETM	4,994,646
			Infrastructure & Econ. Dev. Bank RB,
AAA	22,435	[3]	Bay Area Toll Brdgs. Proj, Ser. A, 5.00%, 1/01/28, AMBAC	N/A	25,478,532
A	15,250		J. David Gladstone Inst. Proj., 5.25%, 10/01/34	10/11 @ 101	15,938,385
A+	13,500		Kaiser Asst. Corp. Proj., Ser. A, 5.55%, 8/01/31	08/11 @ 102	14,363,190
NR	4,965		Irvine Mobile Home Park RB, Meadows Mobile Home Park Proj., Ser. A, 5.70%, 3/01/28	03/08 @ 102	5,138,725
A3	7,700		Kaweah Delta Hlth. Care Dist. RB, 6.00%, 8/01/34	08/12 @ 102	8,443,743
			Lathrop Fin. Auth. RB, Wtr. Sply. Proj.,
NR	2,855		5.90%, 6/01/27	06/13 @ 100	3,002,404
NR	5,140		6.00%, 6/01/35	06/13 @ 100	5,425,064
			Live Oak Unified Sch. Dist. GO, Cap. Apprec. Election 2004,
AAA	985		Zero Coupon, 8/01/35, XLCA	08/18 @ 39.952	233,287
AAA	1,030		Zero Coupon, 8/01/36, XLCA	08/18 @ 37.743	229,927
AAA	1,080		Zero Coupon, 8/01/37, XLCA	08/18 @ 35.649	227,448
AAA	1,125		Zero Coupon, 8/01/38, XLCA	08/18 @ 33.665	223,481
AAA	1,175		Zero Coupon, 8/01/39, XLCA	08/18 @ 31.785	220,078
AAA	1,230		Zero Coupon, 8/01/40, XLCA	08/18 @ 30.004	217,267
AAA	1,285		Zero Coupon, 8/01/41, XLCA	08/18 @ 28.317	214,171
AAA	1,340		Zero Coupon, 8/01/42, XLCA	08/18 @ 26.72	210,648
AAA	1,400		Zero Coupon, 8/01/43, XLCA	08/18 @ 25.208	207,536
AAA	1,465		Zero Coupon, 8/01/44, XLCA	08/18 @ 23.777	204,748
AAA	2,920		Los Angeles Dept. Arpts RB, Ontario Intl. Proj., Ser. A, 5.00%, 5/15/24, MBIA, AMT	05/16 @ 100	3,090,236

See Notes to Financial Statements.

BlackRock California Municipal Income Trust (BFZ) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			California—(cont’d)
B	$4,110		Los Angeles Regl. Arpt. Impvt. Corp. Lease RB, American Airlines, Inc. Proj., Ser. C, 7.50%, 12/01/24, AMT	12/12 @ 102	$4,616,229
AAA	3,230		Murrieta Valley Univ. Sch. Dist. Pub. Fin. Auth. ST, Ser. A, 4.75%, 9/01/36	09/16 @ 100	3,319,277
BBB+	1,000		Palm Springs Mobile Home Park RB, Sahara Mobile Home Park Proj., 5.625%, 5/15/26	05/12 @ 102	1,059,760
AAA	4,900		Palm Springs Univ. Sch. Dist. GO, Election 2004, Ser. A, 4.50%, 8/01/35, FSA	08/14 @ 102	4,918,914
NR	4,000		Rancho Cucamonga Cmnty. Facs. Dist. ST, Ser. A, 6.50%, 9/01/33	09/13 @ 100	4,336,120
AAA	15,500		Rancho Cucamonga Redev. Agcy. TA, Rancho Redev. Proj., 5.125%, 9/01/30, MBIA	09/11 @ 100	16,120,465
AAA	1,905	[4]	Richmond Wst. & Wtr. RB, Zero Coupon, 8/01/31, FGIC	ETM	644,042
AAA	6,500		San Francisco City & Cnty. Arpt. Comm. Intl. Arpt. RB, Ser. 27-A, 5.25%, 5/01/31, MBIA, AMT	05/11 @ 100	6,744,855
			San Francisco City & Cnty. Redev. Agcy. Cmnty. Facs. Dist. ST,
NR	1,775		Mission Bay South Proj., 6.125%, 8/01/31	08/09 @ 102	1,854,911
NR	7,500		Mission Bay South Proj., 6.25%, 8/01/33	08/11 @ 101	7,966,950
			San Jose Multi-Fam. Hsg. RB,
AAA	2,880		Lenzen Hsg. Proj., Ser. B, 5.45%, 2/20/43, AMT	08/11 @ 102	2,994,106
AAA	3,595		Vlgs. Pkwy. Sr. Apts. Proj., Ser. D, 5.50%, 4/01/34, AMT	04/11 @ 100	3,708,350
			Santa Clara Cnty. Hsg. Auth. Multi-Fam. Hsg. RB,
A3	1,715		John Burns Gardens Apts. Proj., Ser. A, 5.85%, 8/01/31, AMT	02/12 @ 101	1,818,449
A3	1,235		River Town Apts. Proj., Ser. A, 6.00%, 8/01/41, AMT	02/12 @ 101	1,316,362
NR	3,075		Santa Clarita Cmnty. Facs. Dist. ST, Valencia Town Ctr. Proj., 5.85%, 11/15/32	11/10 @ 102	3,198,369
BBB	2,290		Sld. Wst. Mgmt. PCRB, Central Valley Wst. Svc. Proj., Ser. A-2, 5.40%, 4/01/25, AMT	04/15 @ 101	2,426,850
			Statewide Cmnty. Dev. Auth. RB,
BBB+	4,000		Daughters of Charity Hlth. Proj., Ser. A, 5.25%, 7/01/30	07/15 @ 100	4,221,880
AA-	10,000		Sutter Hlth. Oblig. Grp. Proj., Ser. B, 5.625%, 8/15/42	08/12 @ 100	10,810,200
AAA	2,000		Upland Unified Sch. Dist. GO, Ser. B, 5.125%, 8/01/25, FSA	08/13 @ 100	2,147,740
NR	2,245		Val Verde Unified Sch. Dist. ST, 6.25%, 10/01/28	10/13 @ 102	2,370,383
AAA	2,000	[3]	Vernon Elec. Sys. RB, Malburg Generating Station Proj., 5.50%, 4/01/08	N/A	2,056,700
AAA	2,000		West Valley-Mission Cmnty. Coll. Dist. GO, Election 2004 A, 4.75%, 8/01/30, FSA	08/16 @ 100	2,070,940

					310,513,159

			Multi-State—9.4%
			Charter Mac Equity Issuer Trust,
A3	7,000	[5]	Ser. A-2, 6.30%, 6/30/49	06/09 @ 100	7,315,700
Baa1	4,000	[5]	Ser. B-1, 6.80%, 11/30/50	11/10 @ 100	4,325,680
			MuniMae TE Bond Subsidiary, LLC,
A3	7,000	[5]	Ser. A-1, 6.30%, 6/30/49	06/09 @ 100	7,324,380
Baa1	3,000		Ser. B-1, 6.80%, 6/30/50	11/10 @ 100	3,251,970

					22,217,730

			Puerto Rico—11.4%
A3	10,000		Elec. Pwr. Auth. RB, Ser. 2, 5.25%, 7/01/31	07/12 @ 101	10,618,600
			Pub. Fin. Corp. RB,
Aaa	10,000	[3]	Ser. E, 5.70%, 2/01/10	N/A	10,658,000
Aaa	5,750	[3]	Ser. E, 5.75%, 2/01/07	N/A	5,781,970

					27,058,570

			Total Long-Term Investments (cost $332,845,193)		359,789,459

See Notes to Financial Statements.

BlackRock California Municipal Income Trust (BFZ) (continued)

Shares (000)	Description	Value

	MONEY MARKET FUNDS—6.2%
11,750	AIM Tax Free Cash Reserve Portfolio—Institutional Class	$11,750,000
2,850	SSgA Tax Free Money Mkt. Fund	2,850,000

	Total Money Market Funds (cost $14,600,000)	14,600,000

	Total Investments—158.3% (cost $347,445,1936)	$374,389,459
	Liabilities in excess of other assets—(2.5)%	(5,796,988)
	Preferred shares at redemption value, including dividends payable—(55.8)%	(132,019,760)

	Net Assets Applicable to Common Shareholders—100%	$236,572,711

[1]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	Security is collateralized by Municipal or U.S. Treasury obligations.
[5]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2006, the Trust held 8.0% of its net assets, with a current market value of $18,965,760, in securities restricted as to resale.

[6]

Cost for Federal income tax purposes is $348,474,285. The net unrealized appreciation on a tax basis is $25,915,174, consisting of $25,915,174 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	MBIA	—	Municipal Bond Insurance Assoc.
AMT	—	Subject to Alternative Minimum Tax	PCRB	—	Pollution Control Revenue Bond
COP	—	Certificate of Participation	RB	—	Revenue Bond
ETM	—	Escrowed to Maturity	ST	—	Special Tax
FGIC	—	Financial Guaranty Insurance Co.	TA	—	Tax Allocation
FSA	—	Financial Security Assurance	XLCA	—	XL Capital Assurance
GO	—	General Obligation

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006

BlackRock Florida Investment Quality Municipal Trust (RFA)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			LONG-TERM INVESTMENTS—128.3%
			Florida—115.1%
NR	$250		Arborwood Cmnty. Dev. Dist. SA, Master Infrastructure Proj., Ser. B, 5.10%, 5/01/14	No Opt. Call	$252,325
AAA	170	[3]	Boynton Beach, Util. Sys. RB, 6.25%, 11/01/20, FGIC	ETM	203,805
AAA	700		Broward Cnty. Sch. Brd. COP, Ser. A, 5.00%, 7/01/30, FSA	07/15 @ 100	738,206
AAA	700		Cape Coral Wtr. & Swr. RB, 5.00%, 10/01/36, AMBAC	10/16 @ 100	747,355
AAA	1,000	[4]	Dade Cnty. SO, Ser. B, Zero Coupon, 10/01/08, AMBAC	N/A	671,380
BBB	455		Escambia Cnty. Env. Impvt. RB, Intl. Paper Co. Proj., Ser. A, 5.00%, 8/01/26, AMT	08/11 @ 100	459,755
A+	750		Highlands Cnty. Hlth. Fac. Auth. RB, Adventist/Sunbelt Hosp. Proj., 5.00%, 11/15/30	11/15 @ 100	778,710
AAA	1,000		JEA RB, Wtr. & Swr. Sys. Proj., Ser. A, 4.75%, 10/01/41, MBIA	04/11 @ 100	1,015,080
NR	740		Live Oak Cmnty. Dev. Dist. No. 2 SA, Ser. A, 5.85%, 5/01/35	05/12 @ 101	769,134
NR	275		Madison Cnty. RB, First Mtg. Twin Oaks Proj., Ser. A, 6.00%, 7/01/25	07/15 @ 100	284,873
BB+	500		Miami Beach Hlth. Facs. Auth. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	577,360
AAA	750		Miami Dade Cnty. Aviation RB, Miami Intl. Arpt. Proj., Ser. B, 5.00%, 10/01/37, FGIC	10/14 @ 100	787,350
AAA	725		Miami Dade Cnty. Pub. Facs. RB, Jackson Hlth. Sys. Proj., Ser. A, 5.00%, 6/01/29, MBIA	06/15 @ 100	765,875
AAA	5,000		Miami Dade Cnty. SO, Ser. B, Zero Coupon, 10/01/31, MBIA	04/08 @ 28.079	1,315,600
A+	750		Miami Hlth. Facs. Auth. RB, Catholic Hlth. East Proj., Ser. C, 5.125%, 11/15/24	11/13 @ 100	784,440
			Orange Cnty. Hlth. Facs. Auth. RB,
NR	105		Hlth. Care Orlando Lutheran Proj., 5.375%, 7/01/20	07/15 @ 100	106,517
NR	95		Hlth. Care Orlando Lutheran Proj., 5.70%, 7/01/26	07/15 @ 100	98,185
AAA	1,000		Orange Cnty. Tourist Dev. RB, 4.75%, 10/01/32, XLCA	10/16 @ 100	1,027,280
AAA	1,000		Palm Beach Cnty. Wtr. & Swr. RB, Ser. A, 5.00%, 10/01/36	10/16 @ 100	1,067,650
AAA	750		Peace River Manasota Regl. Wtr. Sply. Auth. RB, Ser. A, 5.00%, 10/01/35, FSA	10/15 @ 100	793,530
NR	400		Pine Ridge Plantation Cmnty. Dev. Dist. SA, Ser. B, 5.00%, 5/01/11	No. Opt. Call	402,112
AA-	1,000	[4]	Pinellas Cnty. Hlth. Fac. Auth. RB, Baycare Hlth. Sys. Proj., 5.50%, 5/15/13	N/A	1,100,940
AAA	700		South Florida Wtr. Mgmt. Dist. COP, 5.00%, 10/01/36, AMBAC	10/16 @ 100	743,267
AAA	750		St. Johns Cnty. RB, 5.00%, 10/01/35, FSA	10/15 @ 100	794,212
NR	620		Stevens Plantation Impvt. Proj. RB, 6.375%, 5/01/13	No Opt. Call	641,142
AAA	750		Tampa Wtr. & Swr. RB, 4.625%, 10/01/36, MBIA	10/16 @ 100	760,403
AAA	750		Vlg. Ctr. Cmnty. Dev. Dist. RB, Ser. A, 5.00%, 11/01/32, MBIA	11/13 @ 101	788,955

					18,475,441

			Puerto Rico—13.2%
AAA	85		Hwy. & Trans. Auth. RB, Ser. L, 5.25%, 7/01/38, AMBAC	No Opt. Call	100,882
BBB-	650		Indl. Tourist Edl. RB, Ana G. Mendez Univ. Sys. Proj., 5.00%, 3/01/26	03/16 @ 100	682,091
Aaa	745	[4]	Pub. Fin. Corp. RB, Ser. E, 5.50%, 2/01/12	N/A	813,346
BBB	500		Pub. Impvt. GO, Ser. A, 5.00%, 7/01/34	07/14 @ 100	521,130

					2,117,449

			Total Long-Term Investments (cost $19,676,485)		20,592,890

			SHORT-TERM INVESTMENTS—29.6%
			Florida—26.2%
VMIG1	500	[5]	Gulf Coast Univ. Fin. Corp. RB, 3.61%, 11/02/06, FRWD	N/A	500,000
A-1	600	[5]	Orlando & Orange Cnty. Expwy. Auth. RB, Ser. D, 3.52%, 11/02/06, FSA, FRWD	N/A	600,000
A-1+	800	[5]	Palm Beach Cnty. Sch. Brd. COP, Ser. B, 3.55%, 11/02/06, AMBAC, FRWD	N/A	800,000
A-1+	1,200	[5]	Pinellas Cnty. Hlth. Fac. Auth. RB, All Children’s Hosp. Proj., 3.64%, 11/01/06, AMBAC, FRDD	N/A	1,200,000
A-1	500	[5]	Putnam Cnty. Dev. PCRB, Pwr. & Lt. Co. Proj., 3.62%, 11/01/06, FRDD	N/A	500,000
VMIG1	600	[5]	Sarasota Cnty. Pub. Hosp. Brd. RB, Sarasota Mem. Hosp., Ser. A, 3.65%, 11/01/06, AMBAC, FRDD	N/A	600,000

					4,200,000

See Notes to Financial Statements.

BlackRock Florida Investment Quality Municipal Trust (RFA) (continued)

Shares (000)	Description	Value

	Money Market Fund—3.4%
550	AIM Tax Free Cash Reserve Portfolio—Institutional Class	$550,000

	Total Short-Term Investments (cost $4,750,000)	4,750,000

	Total Investments—157.9% (cost $24,426,4856)	$25,342,890
	Liabilities in excess of other assets—(4.9)%	(784,926)
	Preferred shares at redemption value, including dividends payable—(53.0)%	(8,504,133)

	Net Assets Applicable to Common Shareholders—100%	$16,053,831

[1]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is collateralized by Municipal or U.S. Treasury obligations.
[4]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of October 31, 2006.

[6]

Cost for Federal income tax purposes is $24,420,763. The net unrealized appreciation on a tax basis is $922,127, consisting of $922,127 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
AMT	—	Subject to Alternative Minimum Tax	GO	—	General Obligation
COP	—	Certificate of Participation	MBIA	—	Municipal Bond Insurance Assoc.
ETM	—	Escrowed to Maturity	PCRB	—	Pollution Control Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FRDD	—	Floating Rate Daily Demand	SA	—	Special Assessment
FRWD	—	Floating Rate Weekly Demand	SO	—	Special Obligation
			XLCA	—	XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006

BlackRock Florida Municipal Income Trust (BBF)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			LONG-TERM INVESTMENTS—147.0%
			Florida—126.5%
AA	$7,705		Beacon Tradeport Cmnty. Dev. Dist. SA, Ser. A, 5.625%, 5/01/32, RAA	05/12 @ 102	$8,384,504
A	2,000		Boynton Beach Multi-Fam. Hsg. RB, Clipper Cove Apts. Proj., 5.45%, 1/01/33, ACA	01/13 @ 100	2,095,060
AAA	5,550	[3]	Brd. of Ed. GO, Ser. A, 5.125%, 6/01/10	N/A	5,889,105
AAA	799		Escambia Cnty. Hlth. Facs. Auth. RB, 5.95%, 7/01/20, AMBAC	No Opt. Call	832,705
AAA	2,800		Fin. Auth. Student Hsg. RB, Cap. Projs. Loan Prog., Ser. F-1, 5.00%, 10/01/31, MBIA	08/11 @ 102	2,920,260
NR	695		Gateway Svcs. Cmnty. Dev. Dist. SA, Stoneybrook Proj., 5.50%, 7/01/08	No Opt. Call	695,584
NR	1,660		Heritage Harbour South Cmnty. Cap. Impvt. SA, Ser. A, 6.50%, 5/01/34	05/13 @ 101	1,800,137
A+	6,500	[3]	Highlands Cnty. Hlth. Facs. Auth. RB, Adventist/Sunbelt Hosp. Proj., Ser. A, 6.00%, 11/15/11	N/A	7,251,335
BBB+	1,450		Hillsborough Cnty. Ind. Dev. Auth. PCRB, Tampa Elec. Co. Proj., 5.50%, 10/01/23	10/12 @ 100	1,511,074
AA	7,500		Jacksonville Econ. Dev. Comm. Hlth. Facs. RB, Mayo Clinic Proj., Ser. B, 5.50%, 11/15/36	11/11 @ 101	8,080,050
AAA	4,000		Jacksonville Transp. RB, 5.00%, 10/01/26, MBIA	10/11 @ 100	4,147,880
			JEA RB,
Aa2	5,000	[3]	Elec. Sys. Proj., Ser. A, 5.50%, 10/01/07	N/A	5,087,900
AAA	5,000		Wtr. & Swr. Sys. Proj, Ser. A, 4.75%, 10/01/41, MBIA	04/11 @ 100	5,075,400
NR4	1,625		Laguna Lakes Cmnty. RB, Ser. A, 6.40%, 5/01/33	05/13 @ 101	1,749,540
NR	1,750		Madison Cnty. RB, First Mtg. Twin Oaks Proj., Ser. A, 6.00%, 7/01/25	07/15 @ 100	1,812,825
AAA	2,770	[5]	Melbourne Wtr. & Swr. RB, Zero Coupon, 10/01/21, FGIC	ETM	1,503,196
BB+	3,000		Miami Beach Hlth. Facs. Auth. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	3,464,160
AAA	1,000		Miami Dade Cnty. Expwy. Auth. Toll Sys. RB, 5.125%, 7/01/25, FGIC	07/11 @ 101	1,063,190
			Miami Dade Cnty. SO,
AAA	2,595		Ser. A, Zero Coupon, 10/01/19, MBIA	04/08 @ 55.413	1,353,889
AAA	9,700		Ser. B, Zero Coupon, 10/01/33, MBIA	04/08 @ 25.056	2,277,172
AAA	25,000		Ser. C, Zero Coupon, 10/01/28, MBIA	04/08 @ 32.99	7,731,750
			North Palm Beach Cnty. Impvt. Dist. RB, Wtr. Ctrl. & Impvt. Unit Dev. 43 Proj.,
NR	1,515		6.10%, 8/01/21	08/11 @ 101	1,599,825
NR	3,500		6.125%, 8/01/31	08/11 @ 101	3,651,725
			Orange Cnty. Hlth. Facs. Auth. RB,
NR	655		Hlth. Care Orlando Lutheran Proj., 5.375%, 7/01/20	07/15 @ 100	664,465
NR	600		Hlth. Care Orlando Lutheran Proj., 5.70%, 7/01/26	07/15 @ 100	620,118
AAA	6,000		Orange Cnty. Tourist Dev. RB, 4.75%, 10/01/32, XLCA	10/16 @ 100	6,163,680
AAA	2,500		Palm Beach Cnty. Sch. Brd. COP, Ser. B, 5.00%, 8/01/25, AMBAC	08/11 @ 101	2,640,275
NR	600		Pine Ridge Plantation Cmnty. Dev. Dist. SA, Ser. B, 5.00%, 5/01/11	No. Opt. Call	603,168
			South Florida Wtr. Mgmt. Dist. COP,
AAA	390		5.00%, 10/01/31, AMBAC	10/16 @ 100	414,753
AAA	750		5.00%, 10/01/36, AMBAC	10/16 @ 100	796,358
AA-	12,000		South Miami Hlth. Facs. Auth. RB, Baptist Hlth. Proj., 5.25%, 11/15/33	02/13 @ 100	12,557,880
AAA	1,000		St. Johns Cnty. RB, 5.00%, 10/01/35, FSA	10/15 @ 100	1,058,950
AAA	1,500	[3]	St. Petersburg Pub. Util. RB, Ser. A, 5.00%, 10/01/09, FSA	N/A	1,574,100
NR	2,740		Sumter Cnty. Indl. Dev. Auth. RB, North Sumter Util. Co. LLC Proj., 6.80%, 10/01/32, AMT	10/09 @ 100	2,865,656
AA	5,500		Tampa RB, Univ. of Tampa Proj., 5.625%, 4/01/32, RAA	04/12 @ 100	5,891,655
			Tampa Wtr. & Swr. RB,
AAA	2,750		4.625%, 10/01/36, MBIA	10/16 @ 100	2,788,142
AA	4,000		Ser. A, 5.00%, 10/01/26	10/11 @ 101	4,168,080
			Vlg. Cmnty. Dev. Dist. No. 5 SA,
NR	3,480		Ser. A, 6.00%, 5/01/22	05/13 @ 101	3,690,958
NR4	1,510		Ser. A, 6.50%, 5/01/33	05/13 @ 101	1,634,862
AAA	1,795		Vlg. Ctr. Cmnty. Dev. Dist. RB, Ser. A, 5.00%, 11/01/32, MBIA	11/13 @ 101	1,888,232
BBB+	2,000		Volusia Cnty. Edl. Fac. Auth. RB, Embry Riddle Aero. Univ. Proj., Ser. A, 5.75%, 10/15/29	10/09 @ 101	2,085,960

					132,085,558

			Puerto Rico—20.5%
BBB	6,000		Children’s Trust Fund Tobacco Settlement RB, 5.625%, 5/15/43	05/12 @ 100	6,318,540
			Pub. Fin. Corp. RB,
Aaa	4,000	[3]	Ser. E, 5.70%, 2/01/10	N/A	4,263,200
Aaa	3,000	[3]	Ser. E, 5.75%, 2/01/07	N/A	3,016,680

See Notes to Financial Statements.

BlackRock Florida Municipal Income Trust (BBF) (continued)

Rating[1] (unaudited)	Principal Amount (000)	Description	Option Call Provisions[2] (unaudited)	Value

		Puerto Rico—(cont’d)
		Pub. Impvt. GO,
AAA	$2,520 [3]	Ser. A, 5.125%, 7/01/11	N/A	$2,700,382
BBB	4,980	Ser. A, 5.125%, 7/01/31	07/11 @ 100	5,158,135

				21,456,937

		Total Long-Term Investments (cost $144,300,201)		153,542,495

	Shares (000)

		MONEY MARKET FUNDS—6.8%
NR	5,200	AIM Tax Free Cash Reserve Portfolio—Institutional Class	N/A	5,200,000
NR	1,900	SSgA Tax Free Money Mkt. Fund	N/A	1,900,000

		Total Money Market Funds (cost $7,100,000)		7,100,000

		Total Investments—153.8% (cost $151,400,2016)		$160,642,495
		Other assets in excess of liabilities—1.3%		1,397,144
		Preferred shares at redemption value, including dividends payable—(55.1)%		(57,588,628)

		Net Assets—100%		$104,451,011

[1]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	Security is deemed to be of investment grade quality by the investment advisor.
[5]	Security is collateralized by Municipal or U.S. Treasury obligations.
[6]

Cost for Federal income tax purposes is $151,400,085. The net unrealized appreciation on a tax basis is $9,242,410, consisting of $9,273,007 gross unrealized appreciation and $30,597 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	MBIA	—	Municipal Bond Insurance Assoc.
AMBAC	—	American Municipal Bond Assurance Corp.	PCRB	—	Pollution Control Revenue Bond
AMT	—	Subject to Alternative Minimum Tax	RAA	—	Radian Asset Assurance
COP	—	Certificate of Participation	RB	—	Revenue Bond
ETM	—	Escrowed to Maturity	SA	—	Special Assessment
FGIC	—	Financial Guaranty Insurance Co.	SO	—	Special Obligation
FSA	—	Financial Security Assurance	XLCA	—	XL Capital Assurance
GO	—	General Obligation

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006

BlackRock New Jersey Investment Quality Municipal Trust (RNJ)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			LONG-TERM INVESTMENTS—123.2%
			Multi-State—7.2%
A3	$1,000	[3]	Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/49	06/09 @ 100	$1,053,660

			New Jersey—100.2%
AAA	1,000		Delaware River Port. Auth. of Pennsylvania & New Jersey RB, 5.75%, 1/01/26, FSA	01/10 @ 100	1,060,980
			Econ. Dev. Auth. RB,
BBB	1,000		Cigarette Tax Proj., 5.75%, 6/15/34	06/14 @ 100	1,081,250
NR	60		First Mtg. Lions Gate Proj., Ser. A, 5.75%, 1/01/25	01/13 @ 102	61,886
NR	110		First Mtg. Lions Gate Proj., Ser. A, 5.875%, 1/01/37	01/13 @ 102	113,573
AAA	900		Transp. Proj., Ser. A, 5.75%, 5/01/10, FSA	No Opt. Call	963,099
BBB-	1,000		Winchester Proj., Ser. A, 5.80%, 11/01/31	11/14 @ 100	1,088,490
BBB	500		Wst. Mgmt., Inc. Proj., Ser. A, 5.30%, 6/01/15, AMT	No Opt. Call	527,180
B	925		Continental Airlines, Inc. Proj., 7.00%, 11/15/30, AMT	11/10 @ 101	985,495
AAA	500		Edl. Facs. Auth. RB, Rowan Univ. Proj., Ser. G, 4.50%, 7/01/31, MBIA	07/16 @ 100	501,530
			Hlth. Care Fac. Fin. Auth. RB,
A-	1,000		Hackensack Univ. Med. Ctr. Proj., 6.00%, 1/01/25	01/10 @ 101	1,065,540
AAA	1,000		St. Joseph’s Hosp. & Med. Ctr. Proj., 5.75%, 7/01/16, CONNIE LEE	12/06 @ 102	1,021,490
			Middlesex Cnty. Impvt. Auth. RB,
NR	750		Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	774,787
Baa1	1,000		Student Hsg. Proj., Ser. A, 5.00%, 8/15/35	08/14 @ 100	1,028,710
AAA	500		Old Brdg. Twpshp. Brd. of Ed. GO, 4.375%, 7/15/32, MBIA	07/16 @ 100	502,330
AAA	1,000		Passaic Valley Sewage Comm. Swr. Sys. GO, Ser. E, 5.75%, 12/01/21, AMBAC	12/09 @ 101	1,069,630
AAA	490		South Jersey Trans. Auth. Sys. RB, Ser. A, 4.50%, 11/01/35, FGIC	11/15 @ 100	492,524
BBB	1,000		Tobacco Settlement Fin. Corp. RB, 6.125%, 6/01/42	6/12 @ 100	1,085,040
			Tpke. Auth. RB,
AAA	840	[4]	Ser. C, 6.50%, 1/01/16, AMBAC	ETM	985,698
AAA	160		Ser. C, 6.50%, 1/01/16, AMBAC	No Opt. Call	188,091

					14,597,323

			New York—3.6%
AA-	500		Port Auth. of New York & New Jersey RB, Consolidated 132nd Proj., 5.00%, 9/01/33	09/13 @ 101	527,285

			Puerto Rico—12.2%
BBB+	500		Comnwlth. Infrastructure Fin. Auth. ST, Ser. B, 5.00%, 7/01/31	07/16 @ 100	526,205
AAA	500		Elec. Pwr. Auth. RB, Ser. RR, 5.00%, 7/01/35, FGIC	07/15 @ 100	531,770
AAA	80		Hwy. & Trans. Auth. RB, Ser. L, 5.25%, 7/01/38, AMBAC	No Opt. Call	94,948
BBB-	600		Indl. Tourist Edl. RB, Ana G. Mendez Univ. Sys. Proj., 5.00%, 3/01/26	03/16 @ 100	629,622

					1,782,545

			Total Long-Term Investments (cost $16,904,243)		17,960,813

			SHORT-TERM INVESTMENTS—29.7%
			New Jersey—24.9%
			Edl. Facs. Auth. RB, Princeton Univ. Proj.,
A-1+	275	[5]	Ser. B, 3.54%, 11/01/06, FRDD	N/A	275,000
A-1+	1,200	[5]	Ser. B, 3.58%, 11/01/06, FRDD	N/A	1,200,000
VMIG1	200	[5]	Essex Cnty. Impvt. Auth. RB, Aces Pooled Gov’t. Loan Prog., 3.54%, 11/01/06, FRWD	N/A	200,000
A-1+	700	[5]	Gloucester Cnty. Ind. Auth. PCRB, ExxonMobil Proj., 3.25%, 11/01/06, FRDD	N/A	700,000
A-1+	700	[5]	Mercer Cnty. Impvt. Auth. RB, Atlantic Fndtn. & Johnson Proj., 3.51%, 11/02/06, MBIA, FRWD	N/A	700,000
A-1+	555	[5]	Sports & Expo. Auth. RB, Ser. B-2, 3.50%, 11/01/06, MBIA, FRWD	N/A	555,000

					3,630,000

			Puerto Rico—4.8%
A-1	700	[5]	Hwy. & Transp. Auth. RB, Ser. A, 3.41%, 11/01/06, AMBAC, FRWD	N/A	700,000

			Total Short-Term Investments (cost $4,330,000)		4,330,000

			Total Investments—152.9% (cost $21,234,2436)		$22,290,813
			Liabilities in excess of other assets—(1.4)%		(209,937)
			Preferred shares at redemption value, including dividends payable—(51.5)%		(7,504,819)

			Net Assets Applicable to Common Shareholders—100%		$14,576,057

See Notes to Financial Statements.

BlackRock New Jersey Investment Quality Municipal Trust (RNJ) (continued)

[1]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2006, the Trust held 7.2% of its net assets, with a current market value of $1,053,660, in securities restricted as to resale.

[4]	Security is collateralized by Municipal or U.S. Treasury obligations.
[5]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of October 31, 2006.

Cost for Federal income tax purposes is $21,231,398. The net unrealized appreciation on a tax basis is $1,059,415, consisting of $1,059,415 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
AMT	—	Subject to Alternative Minimum Tax	GO	—	General Obligation
CONNIE LEE	—	College Construction Loan Insurance Assoc.	MBIA	—	Municipal Bond Insurance Assoc.
ETM	—	Escrowed to Maturity	PCRB	—	Pollution Control Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FRDD	—	Floating Rate Daily Demand	ST	—	Special Tax
FRWD	—	Floating Rate Weekly Demand

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006

BlackRock New Jersey Municipal Income Trust (BNJ)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			LONG-TERM INVESTMENTS—150.0%
			Multi-State—12.6%
			Charter Mac Equity Issuer Trust,
A3	$7,000	[3]	Ser. A-2, 6.30%, 6/30/49	06/09 @ 100	$7,315,700
Baa1	2,500	[3]	Ser. B-1, 6.80%, 11/30/50	11/10 @ 100	2,703,550
			MuniMae TE Bond Subsidiary, LLC,
A3	3,000	[3]	Ser. A-1, 6.30%, 6/30/49	06/09 @ 100	3,139,020
Baa1	2,000		Ser. B-1, 6.80%, 6/30/50	11/10 @ 100	2,167,980

					15,326,250

			New Jersey—104.7%
A+	8,340	[4]	Cherry Hill Twnshp. GO, 5.00%, 7/15/11	N/A	8,859,415
			Econ. Dev. Auth.,
BBB	5,000		RB, Cigarette Tax Proj., 5.75%, 6/15/34	06/14 @ 100	5,406,250
B	3,450		RB, Continental Airlines, Inc. Proj., 7.00%, 11/15/30, AMT	11/10 @ 101	3,675,630
B	2,000		RB, Continental Airlines, Inc. Proj., 7.20%, 11/15/30, AMT	11/10 @ 101	2,145,140
BBB-	2,630		RB, First Mtg. Fellowship Vlg. Proj., Ser. C., 5.50%, 1/01/18	01/09 @ 102	2,709,610
NR	500		RB, First Mtg. Lions Gate Proj., Ser. A, 5.75%, 1/01/25	01/13 @ 102	515,720
NR	855		RB, First Mtg. Lions Gate Proj., Ser. A, 5.875%, 1/01/37	01/13 @ 102	882,771
BBB-	4,050		RB, First Mtg. Winchester Proj., Ser. A, 5.75%, 11/01/24	11/14 @ 100	4,398,300
Baa3	5,000		RB, Kapkowski Rd. Landfill Proj., 6.50%, 4/01/31, AMT	No Opt. Call	5,948,150
A-	2,000		RB, Masonic Charity Fndtn. Proj., 5.50%, 6/01/31	06/11 @ 102	2,135,160
Aaa	1,920		RB, Victoria Hlth. Proj., Ser. A, 5.20%, 12/20/36	12/11 @ 103	2,051,059
BBB	2,000		RB, Wst. Mgmt., Inc. Proj., Ser. A, 5.30%, 6/01/15, AMT	No Opt. Call	2,108,720
Baa3	2,500		SA, Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28	No Opt. Call	3,047,900
			Edl. Facs. Auth. RB,
BBB-	1,000		Fairleigh Dickinson Univ. Proj., Ser. C, 5.50%, 7/01/23	07/14 @ 100	1,071,530
BBB-	2,000		Fairleigh Dickinson Univ. Proj., Ser. C, 6.00%, 7/01/20	07/14 @ 100	2,224,060
BBB-	3,000		Fairleigh Dickinson Univ. Proj., Ser. D, 6.00%, 7/01/25	07/13 @ 100	3,274,530
BBB+	2,120		Georgian Court Coll. Proj., Ser. C, 6.50%, 7/01/33	07/13 @ 100	2,377,262
AAA	400		Rowan Univ. Proj., Ser. G, 4.50%, 7/01/31, MBIA	07/16 @ 100	401,224
AAA	12,600		Garden St. Presvtn. Trust RB, Open Space & Farmland Presvtn. Proj., Ser. B, Zero Coupon, 11/01/26, FSA	No Opt. Call	5,349,204
			Hlth. Care Fac. Fin. Auth. RB,
A	4,500		Atlantic City Med. Ctr. Proj., 5.75%, 7/01/25	07/12 @ 100	4,838,805
A+	3,000		Catholic Hlth. East. Proj., Ser. A, 5.375%, 11/15/33	11/12 @ 100	3,168,240
A2	10,000		Kennedy Hlth. Sys. Proj., 5.625%, 7/01/31	07/11 @ 100	10,615,000
Baa1	1,650		South Jersey Hosp. Proj., 5.00%, 7/01/46	07/16 @ 100	1,704,714
Baa1	1,960	[4]	South Jersey Hosp. Proj., 6.00%, 7/01/12	N/A	2,181,029
Baa1	5,500	[4]	South Jersey Hosp. Proj., 6.00%, 7/01/12	N/A	6,120,235
			Middlesex Cnty. Impvt. Auth. RB,
AAA	1,400		Admin. Bldg. Res. Proj., 5.35%, 7/01/34, AMT	07/11 @ 100	1,475,502
NR	5,000		Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	5,165,250
AAA	4,470		New Brunswick Apts. Rental Hsg. Proj., 5.30%, 8/01/35, AMT	08/12 @ 100	4,598,870
BBB-	2,500		Middlesex Cnty. Poll. Ctrl. Auth. RB, Amerada Hess Proj., 6.05%, 9/15/34	09/14 @ 100	2,699,300
Aaa	1,920		Newark Hlth. Care Fac. RB, New Cmty. Urban Renewal Proj., Ser. A, 5.20%, 6/01/30	06/12 @ 102	2,047,891
BBB	13,000		Tobacco Settlement Fin. Corp. RB, 6.125%, 6/01/42	06/12 @ 100	14,105,520
			Trenton Pkg. Auth. RB,
AAA	5,465		5.00%, 4/01/25, FGIC	04/11 @ 100	5,717,866
AAA	1,500		5.00%, 4/01/30, FGIC	04/11 @ 100	1,552,140
			Vineland GO, MBIA, AMT
AAA	1,500		5.30%, 5/15/30	05/10 @ 101	1,565,355
AAA	1,500		5.375%, 5/15/31	05/10 @ 101	1,569,810

					127,707,162

			New York—6.8%
AAA	8,000		Port Auth. of New York & New Jersey RB, JFK Intl. Air Terminal Proj., 5.75%, 12/01/22, MBIA, AMT	12/07 @ 102	8,326,960

See Notes to Financial Statements.

BlackRock New Jersey Municipal Income Trust (BNJ) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			Puerto Rico—25.9%
			Hsg. Fin. Corp. Home Mtg. RB,
AAA	$2,590		Ser. A, 5.20%, 12/01/33	06/11 @ 100	$2,669,202
AAA	2,590		Ser. B, 5.30%, 12/01/28, AMT	06/11 @ 100	2,669,228
AAA	3,500	[4]	Hwy. & Transp. Auth. RB, Ser. D, 5.25%, 7/01/12	N/A	3,802,820
			Pub. Bldgs. Auth. RB,
AAA	5,000		Ser. D, Zero Coupon, 7/01/31, AMBAC	07/17 @ 100	4,159,000
BBB	4,765	[4]	Gov’t. Facs., Ser. D, 5.25%, 7/01/12	N/A	5,156,921
BBB	1,735		Gov’t. Facs., Ser. D, 5.25%, 7/01/36	07/12 @ 100	1,826,816
			Pub. Fin. Corp. RB
Aaa	4,000	[4]	Ser. E, 5.70%, 2/01/10	N/A	4,263,200
Aaa	7,040	[4]	Ser. E, 5.75%, 2/01/07	N/A	7,079,143

					31,626,330

			Total Long-Term Investments (cost $168,912,061)		182,986,702

	Shares (000)

			MONEY MARKET FUND—2.6%
NR	3,150		AIM Tax Free Cash Reserve Portfolio—Institutional Class (cost $3,150,000)	N/A	3,150,000

			Total Investments—152.6% (cost $172,062,0615)		$186,136,702
			Liabilities in excess of other assets—(0.3)%		(320,429)
			Preferred shares at redemption value, including dividends payable—(52.3)%		(63,829,275)

			Net Assets Applicable to Common Shareholders—100%		$121,986,998

[1]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2006, the Trust held 10.8% of its net assets, with a current market value of $13,158,270, in securities restricted as to resale.

[4]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]

Cost for Federal income tax purposes is $171,994,918. The net unrealized appreciation on a tax basis is $14,141,784, consisting of $14,141,784 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
AMT	—	Subject to Alternative Minimum Tax	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FSA	—	Financial Security Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006

BlackRock New York Investment Quality Municipal Trust (RNY)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			LONG-TERM INVESTMENTS—145.7%
			New York—133.0%
			Albany Indl. Dev. Agcy. RB, New Covenant Charter Sch. Proj.,
NR	$95		Ser. A, 7.00%, 5/01/25	05/15 @ 102	$94,805
NR	60		Ser. A, 7.00%, 5/01/35	05/15 @ 102	59,126
AAA	1,000		Albany Mun. Wtr. Fin. Auth. Second Resolution RB, Ser. B, 5.00%, 12/01/33, MBIA	06/08 @ 100	1,018,860
AAA	1,000		Convention Ctr. Dev. RB, Hotel Unit Fee Secured, 5.00%, 11/15/44, AMBAC	11/15 @ 100	1,054,790
			Dorm. Auth. RB,
AAA	750		Hosp. Lutheran Med. Proj., 5.00%, 8/01/31, MBIA	02/13 @ 100	785,153
Aa3	1,000		Kateri Residence Proj., 5.00%, 7/01/22	07/13 @ 100	1,049,600
AA	500		Memorial Sloan Kettering Ctr. Proj., Ser. 1, 5.00%, 7/01/35	07/16 @ 100	529,850
BBB	1,000		Mount Sinai Hlth. Proj., Ser. A, 6.50%, 7/01/25	07/10 @ 101	1,082,020
AAA	1,005		St. Univ. Edl. Fac. Proj., 5.25%, 5/15/15, AMBAC	No Opt. Call	1,103,580
A+	1,000	[3]	Univ. of Rochester Proj., Ser. B, 5.625%, 7/01/09	N/A	1,061,930
			Hsg. Fin. Agcy. Multi-Family Hsg. RB,
Aa1	100		Crotona Estates Apts. Proj., Ser. A, 4.95%, 8/15/38, AMT	08/16 @ 100	101,045
Aa1	150		Kensico Terrace Apts. Proj., Ser. B, 4.95%, 2/15/38, AMT	02/08 @ 100	150,399
			Liberty Dev. Corp. RB,
AA-	925		5.25%, 10/01/35	No Opt. Call	1,074,693
B3	175		Nat. Sports Museum Proj., Ser. A, 6.125%, 2/15/19	02/16 @ 100	180,926
AA-	2,100		Madison Cnty. Indl. Dev. Agcy. Civic Fac. RB, Colgate Univ. Proj., Ser. B, 5.00%, 7/01/23	07/13 @ 100	2,211,657
AAA	1,000	[3]	Nassau Cnty. GO, Ser. U, 5.25%, 11/01/06, AMBAC	N/A	1,020,000
			New York City GO,
AA-	990	[3]	Ser. A, 6.00%, 5/15/10	N/A	1,079,932
AA-	10		Ser. A, 6.00%, 5/15/30	05/10 @ 101	10,785
AA	1,000		New York City Hsg. Dev. Corp. Multi.-Fam. Hsg. RB, Ser. A, 5.25%, 5/01/30	05/14 @ 100	1,044,060
			New York City Indl. Dev. Agcy. RB,
B	950		American Airlines/JFK Intl. Arpt. Proj., 7.625%, 8/01/25, AMT	08/16 @ 101	1,144,304
B	300		American Airlines/JFK Intl. Arpt. Proj., 7.75%, 8/01/31, AMT	08/16 @ 101	362,280
BBB-	500		Liberty Interactive Corp. Proj., 5.00%, 9/01/35	09/15 @ 100	513,585
			New York City Mun. Wtr. Fin. Auth. Wtr. & Swr. Sys. RB,
AAA	1,000		Ser. B, 5.00%, 6/15/36, FSA	12/14 @ 100	1,055,940
AA+	1,000		Ser. C, 5.125%, 6/15/33	06/11 @ 101	1,053,010
AAA	2,000	[3]	New York City Transl. Fin. Auth. RB, Ser. B, 6.00%, 5/15/10	N/A	2,181,680
Caa1	1,000		Port Auth. of New York & New Jersey RB, Contl. Airlines/Eastn. LaGuardia Proj., 9.125%, 12/01/15, AMT	12/06 @ 100	1,042,700
AAA	2,000		Sales Tax Asset Receivable Corp. RB, Ser. A, 5.00%, 10/15/32, AMBAC	10/14 @ 100	2,119,700
BBB-	115		Suffolk Cnty. Indl. Dev. Agcy. RB, Jeffersons Ferry Proj., 5.00%, 11/01/28	11/16 @ 100	119,120
			Triborough Brdg. & Tunl. Auth. RB,
AAA	845	[3]	Ser. A, 5.00%, 1/01/12, MBIA	N/A	903,567
AAA	155		Ser. A, 5.00%, 1/01/32, MBIA	01/12 @ 100	161,062
AAA	1,000	[3]	Urban Dev. Corp. RB, Correctional Facs. Proj., 5.70%, 1/01/07, MBIA	N/A	1,023,490

					26,393,649

			Puerto Rico—12.7%
BBB	500		Children’s Trust Fund Tobacco Settlement RB, 5.625%, 5/15/43	05/12 @ 100	526,545
BBB-	800		Indl. Tourist Edl. RB, Ana G. Mendez Univ. Sys. Proj., 5.00%, 3/01/26	03/16 @ 100	839,496
Aaa	745	[3]	Pub. Fin. Corp. RB, Ser. E, 5.50%, 2/01/12	N/A	813,346
BBB	315		Pub. Impvt. GO, Ser. A, 5.00%, 7/01/34	07/14 @ 100	328,312

					2,507,699

			Total Long-Term Investments (cost $27,112,058)		28,901,348

			SHORT-TERM INVESTMENT—1.0%
			New York—1.0%
A-1+	200	[4]	Triborough Brdg. & Tunl. Auth. RB, Ser. B-2, 3.56%, 11/02/06, FRWD (cost $200,000)	N/A	200,000

			Total Investments—146.7% (cost $27,312,0585)		$29,101,348
			Other assets in excess of liabilities—2.7%		539,401
			Preferred shares at redemption value, including dividends payable—(49.4)%		(9,801,799)

			Net Assets Applicable to Common Shareholders—100%		$19,838,950

See Notes to Financial Statements.

BlackRock New York Investment Quality Municipal Trust (RNY) (continued)

[1]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of October 31, 2006.

[5]

Cost for Federal income tax purposes is $27,301,073. The net unrealized appreciation on a tax basis is $1,800,275, consisting of $1,800,275 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
AMT	—	Subject to Alternative Minimum Tax	MBIA	—	Municipal Bond Insurance Assoc.
FRWD	—	Floating Rate Weekly Demand	RB	—	Revenue Bond
FSA	—	Financial Security Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006

BlackRock New York Municipal Income Trust (BNY)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			LONG-TERM INVESTMENTS—152.3%
			Multi-State—10.9%
			Charter Mac Equity Issuer Trust,
A3	$6,000	[3]	Ser. A-2, 6.30%, 6/30/49	06/09 @ 100	$6,270,600
Baa1	5,500	[3]	Ser. B-1, 6.80%, 11/30/50	11/10 @ 100	5,947,810
			MuniMae TE Bond Subsidiary, LLC,
A3	6,000	[3]	Ser. A-1, 6.30%, 6/30/49	06/09 @ 100	6,278,040
Baa1	3,000		Ser. B-1, 6.80%, 6/30/50	11/10 @ 100	3,251,970

					21,748,420

			New York—125.3%
			Albany Indl. Dev. Agcy. RB, New Covenant Charter Sch. Proj.,
NR	910		Ser. A, 7.00%, 5/01/25	05/15 @ 102	908,135
NR	590		Ser. A, 7.00%, 5/01/35	05/15 @ 102	581,410
AAA	8,000		Convention Ctr. Dev. RB, Hotel Unit Fee Secured, 5.00%, 11/15/44, AMBAC	11/15 @ 100	8,438,320
			Dorm. Auth. RB,
AA	4,335		Memorial Sloan Kettering Ctr. Proj., Ser. 1, 5.00%, 7/01/35	07/16 @ 100	4,593,799
AAA	5,605		Mental Hlth. Svcs. Facs. Proj., 5.00%, 2/15/35, AMBAC	02/15 @ 100	5,911,762
BBB	6,000		Mt. Sinai NYU Hlth. Proj., 5.50%, 7/01/26	07/08 @ 100	6,134,580
AAA	9,000		New Sch. Univ. Proj., 5.00%, 7/01/41, MBIA	07/11 @ 100	9,286,380
AAA	5,000		New York Univ. Proj., Ser. 2, 5.00%, 7/01/41, AMBAC	07/11 @ 100	5,159,100
A-	2,000		North Shore Long Island Jewish Grp. Proj., 5.375%, 5/01/23	05/13 @ 100	2,132,460
A-	2,000		North Shore Long Island Jewish Grp. Proj., 5.50%, 5/01/33	05/13 @ 100	2,143,860
			Hsg. Fin. Agcy. Multi-Family Hsg. RB,
Aa1	500		Crotona Estates Apts. Proj., Ser. A, 4.95%, 8/15/38, AMT	08/16 @ 100	505,225
Aa1	850		Kensico Terrace Apts. Proj., Ser. B, 4.95%, 2/15/38, AMT	02/08 @ 100	852,261
			Liberty Dev. Corp. RB,
AA-	13,025		5.25%, 10/01/35	No Opt. Call	15,132,836
B3	1,740		Nat. Sports Museum Proj., Ser. A, 6.125%, 2/15/19	02/16 @ 100	1,798,916
A-	5,000		Long Island Pwr. Auth. RB, Ser. B, 5.00%, 12/01/35	06/16 @ 100	5,268,350
AA-	2,000		Madison Cnty. Indl. Dev. Agcy. Civic Fac. RB, Colgate Univ. Proj., Ser. B, 5.00%, 7/01/33	07/13 @ 100	2,087,360
			Met. Transp. Auth. RB,
AA	12,000		Ded. Tax Fund, Ser. A, 5.00%, 11/15/30	11/12 @ 100	12,500,640
A	12,000		Ded. Tax Fund, Ser. A, 5.125%, 11/15/31	11/12 @ 100	12,671,640
			Mtg. Agcy. RB,
Aa1	5,950		Ser. 101, 5.40%, 4/01/32, AMT	10/11 @ 100	6,145,457
Aaa	15,500		Ser. A, 5.30%, 10/01/31, AMT	04/11 @ 100	15,886,260
			New York City GO,
AAA	6,000	[4]	Ser. C, 5.375%, 3/15/12	N/A	6,535,320
AA-	2,240	[4]	Ser. D, 5.375%, 6/01/12	N/A	2,445,699
AA-	4,760		Ser. D, 5.375%, 6/01/32	06/12 @ 100	5,062,403
			New York City Indl. Dev. Agcy. RB,
B	3,200		American Airlines/JFK Intl. Arpt. Proj., 7.625%, 8/01/25, AMT	08/16 @ 101	3,854,496
B	4,000		American Airlines/JFK Intl. Arpt. Proj., 7.75%, 8/01/31, AMT	08/16 @ 101	4,830,400
BBB-	2,000		Liberty Interactive Corp. Proj., 5.00%, 9/01/35	09/15 @ 100	2,054,340
A	750		Marymount Sch. Proj., 5.125%, 9/01/21, ACA	09/11 @ 102	781,748
A	2,000		Marymount Sch. Proj., 5.25%, 9/01/31, ACA	09/11 @ 102	2,138,140
AAA	1,550		Royal Charter Presbyterian Proj., 5.25%, 12/15/32, FSA	12/11 @ 102	1,679,967
BBB-	14,850		Spec. Arpt. Airis JFK I LLC Proj., Ser. A, 5.50%, 7/01/28, AMT	07/11 @ 100	15,302,034
			New York City Mun. Wtr. Fin. Auth. RB,
AAA	4,000		Ser. A, 5.00%, 6/15/32, FGIC	06/11 @ 100	4,141,480
AA+	6,500		Ser. C, 5.00%, 6/15/32	06/11 @ 100	6,765,980
AA+	1,500		Ser. D, 5.00%, 6/15/38	06/16 @ 100	1,585,590
AA+	5,000		Ser. D, 5.00%, 6/15/39	06/15 @ 100	5,261,100
			New York City Transl. Fin. Auth. RB,
AAA	1,140	[4]	5.00%, 5/01/09	N/A	1,191,323
AAA	2,520		5.00%, 5/01/29	05/09 @ 101	2,593,710
BBB	6,700		New York Cntys. Tobacco Trust III RB, 6.00%, 6/01/43	06/13 @ 100	7,237,139

See Notes to Financial Statements.

BlackRock New York Municipal Income Trust (BNY) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (unaudited)	Value

			New York—(cont’d)
			Port Auth. of New York & New Jersey RB,
Caa1	$9,250		Contl. Airlines/Eastn. LaGuardia Proj., 9.125%, 12/01/15, AMT	12/06 @ 100	$9,644,975
AAA	13,000		JFK Intl. Air Terminal Proj., 5.75%, 12/01/22, MBIA, AMT	12/07 @ 102	13,531,310
BBB	2,500		Rensselaer Tobacco Asset Sec. Corp. RB, Tobacco Settlement Proj., Ser. A, 5.75%, 6/01/43	06/12 @ 100	2,634,375
BBB	5,000		Rockland Tobacco Asset Sec. Corp. RB, Tobacco Settlement Proj., 5.75%, 8/15/43	08/12 @ 100	5,277,250
			Suffolk Cnty. Indl. Dev. Agcy. RB,
BBB-	1,175		Jeffersons Ferry Proj., 5.00%, 11/01/28	11/16 @ 100	1,217,100
A	7,000		Keyspan Port Jefferson Proj., 5.25%, 6/01/27, AMT	06/13 @ 100	7,320,320
			TSASC, Inc., Tobacco Settlement RB,
AAA	5,000	[4]	Ser. 1, 5.75%, 7/15/12	N/A	5,541,550
AAA	8,000	[4]	Ser. 1, 6.375%, 7/15/09	N/A	8,644,960
AA	2,500		Westchester Cnty. Ind. Dev. Agcy. RB, Winward Sch. Civic Fac. Proj., 5.25%, 10/01/31, RAA	10/11 @ 100	2,608,650
AAA	2,000	[4]	Westchester Tobacco Asset Sec. Corp. Tobacco Settlement RB, 6.75%, 7/15/10	N/A	2,236,320

					250,256,430

			Puerto Rico—16.1%
BBB	4,060		Children’s Trust Fund Tobacco Settlement RB, 5.625%, 5/15/43	05/12 @ 100	4,275,545
			Pub. Bldgs. Auth. RB,
BBB	4,400	[4]	Gov’t. Facs., Ser. D, 5.25%, 7/01/12	N/A	4,761,900
BBB	1,600		Gov’t. Facs., Ser. D, 5.25%, 7/01/36	07/12 @ 100	1,684,672
			Pub. Fin. Corp. RB,
Aaa	7,475	[4]	Ser. E, 5.50%, 2/01/12	N/A	8,160,756
Aaa	7,000	[4]	Ser. E, 5.70%, 2/01/10	N/A	7,460,600
Aaa	5,750	[4]	Ser. E, 5.75%, 2/01/07	N/A	5,781,970

					32,125,443

			Total Long-Term Investments (cost $286,843,010)		304,130,293

	Shares (000)

			MONEY MARKET FUND—1.6%
NR	3,250		AIM Tax Free Cash Reserve Portfolio—Institutional Class (cost $3,250,000)	N/A	3,250,000

			Total Investments—153.9% (cost $290,093,0105)		$307,380,293
			Other assets in excess of liabilities—1.1%		2,121,849
			Preferred shares at redemption value, including dividends payable—(55.0)%		(109,784,963)

			Net Assets Applicable to Common Shareholders—100%		$199,717,179

[1]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2006, the Trust held 9.3% of its net assets, with a current market value of $18,496,450, in securities restricted as to resale.

[4]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]

Cost for Federal income tax purposes is $290,092,330. The net unrealized appreciation on a tax basis is $17,287,963, consisting of $17,287,963 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	GO	—	General Obligation
AMBAC	—	American Municipal Bond Assurance Corp.	MBIA	—	Municipal Bond Insurance Assoc.
AMT	—	Subject to Alternative Minimum Tax	RAA	—	Radian Asset Assurance
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FSA	—	Financial Security Assurance

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2006

	Investment Quality Municipal Trust (BKN)	Municipal Income Trust (BFK)	Long-Term Municipal Advantage Trust (BTA)

Assets
Investments at value[1]	$412,880,833	$1,053,280,159	$372,966,758
Investments in affiliates	92,469	137,103	193
Cash	—	—	533,406
Receivable from investments sold	—	—	—
Interest receivable	5,689,568	15,315,241	5,278,394
Prepaid expenses	—	—	88,251
Other assets	37,160	60,301	11,178

	418,700,030	1,068,792,804	378,878,180

Liabilities
Payable to custodian	4,803,973	10,080,151	—
Payable for investments purchased	—	—	—
Unrealized depreciation on forward starting swaps	1,299,606	4,943,635	—
Short-term floating rate certificates, including interest payable[2]	—	—	179,487,019
Dividends payable — common shares	1,474,401	3,621,287	914,030
Investment advisory fee payable	121,366	354,267	98,686
Administration fee payable	52,014	—	—
Deferred Trustees’fees	92,469	137,103	193
Payable to affiliates	40,079	37,742	5,055
Other accrued expenses	160,188	268,529	236,073

	8,044,096	19,442,714	180,741,056

Preferred Shares at Redemption Value
$25,000 liquidation value per share, including dividends payable[3]	146,777,682	375,270,501	—

Net Assets Applicable to Common Shareholders	$263,878,252	$674,079,589	$198,137,124

Composition of Net Assets Applicable to Common Shareholders:
Par value[4]	$167,071	$43,844	$13,309
Paid-in capital in excess of par	231,766,743	622,523,348	190,237,548
Undistributed net investment income	8,636,759	15,656,056	(347,276)
Accumulated net realized gain (loss)	(1,112,489)	(32,250,682)	(264,829)
Net unrealized appreciation	24,420,168	68,107,023	8,498,372

Net assets applicable to common shareholders, October 31, 2006	$263,878,252	$674,079,589	$198,137,124

Net asset value per common share[5]	$15.79	$15.37	$14.89

[1]Investments at cost	$387,161,059	$980,229,501	$364,468,386
[2]See Note 2 in the Notes to Financials
[3]Preferred shares outstanding	5,862	15,005	—
[4]Par value per share	0.01	0.001	0.001
[5]Common shares outstanding	16,707,093	43,843,716	13,308,942

See Notes to Financial Statements.

	California Investment Quality Municipal Trust (RAA)	California Municipal Income Trust (BFZ)	Florida Investment Quality Municipal Trust (RFA)	Florida Municipal Income Trust (BBF)	New Jersey Investment Quality Municipal Trust (RNJ)

Assets
Investments at value[1]	$23,469,273	$374,389,459	$25,342,890	$160,642,495	$22,290,813
Investments in affiliates	20,171	51,002	20,023	18,965	21,909
Cash	97,153	360,054	508,312	537,230	49,275
Receivable from investments sold	—	—	40,000	1,818,975	—
Interest receivable	270,446	5,190,429	263,324	2,249,722	347,352
Prepaid expenses	—	—	—	—	—
Other assets	5,215	21,185	5,353	9,351	5,212

	23,862,258	380,012,129	26,179,902	165,276,738	22,714,561

Liabilities
Payable to custodian	—	—	—	—	—
Payable for investments purchased	1,593,476	8,021,232	1,462,139	1,838,198	496,295
Unrealized depreciation on forward starting swaps	—	1,852,642	—	694,636	—
Short-term floating rate certificates, including interest payable[2]	—	—	—	—	—
Dividends payable — common shares	71,101	1,143,086	79,777	502,124	70,623
Investment advisory fee payable	7,362	124,600	7,247	54,886	6,530
Administration fee payable	2,951	—	3,336	—	2,969
Deferred Trustees’fees	20,171	51,002	20,023	18,965	21,909
Payable to affiliates	6,477	23,490	3,220	10,477	5,421
Other accrued expenses	41,305	203,606	46,196	117,813	29,938

	1,742,843	11,419,658	1,621,938	3,237,099	633,685

Preferred Shares at Redemption Value
$25,000 liquidation value per share, including dividends payable[3]	7,504,131	132,019,760	8,504,133	57,588,628	7,504,819

Net Assets Applicable to Common Shareholders	$14,615,284	$236,572,711	$16,053,831	$104,451,011	$14,576,057

Composition of Net Assets Applicable to Common Shareholders:
Par value[4]	$10,071	$15,031	$11,271	$6,663	$10,071
Paid-in capital in excess of par	13,392,714	213,338,137	15,001,008	94,522,491	13,079,455
Undistributed net investment income	(596)	5,994,975	28,700	2,170,518	374,229
Accumulated net realized gain (loss)	68,629	(7,867,056)	96,447	(796,319)	55,732
Net unrealized appreciation	1,144,466	25,091,624	916,405	8,547,658	1,056,570

Net assets applicable to common shareholders, October 31, 2006	$14,615,284	$236,572,711	$16,053,831	$104,451,011	$14,576,057

Net asset value per common share[5]	$14.51	$15.74	$14.24	$15.68	$14.47

[1]Investments at cost	$22,324,807	$347,445,193	$24,426,485	$151,400,201	$21,234,243
[2]See Note 2 in the Notes to Financials
[3]Preferred shares outstanding	300	5,278	340	2,302	300
[4]Par value per share	0.01	0.001	0.01	0.001	0.01
[5]Common shares outstanding	1,007,093	15,031,082	1,127,093	6,663,185	1,007,093

STATEMENTS OF ASSETS AND LIABILITIES (continued)
October 31, 2006

	New Jersey Municipal Income Trust (BNJ)	New York Investment Quality Municipal Trust (RNY)	New York Municipal Income Trust (BNY)

Assets
Investments at value[1]	$186,136,702	$29,101,348	$307,380,293
Investment in affiliates	22,550	19,989	43,777
Cash	358,208	294,390	361,427
Receivable from investments sold	—	—	—
Interest receivable	3,004,211	508,324	5,022,961
Other assets	10,673	37,301	17,785

	189,532,344	29,961,352	312,826,243

Liabilities
Payable for investments purchased	2,074,723	150,021	850,117
Unrealized depreciation on forward starting swaps	844,900	—	1,196,012
Dividends payable — common shares	593,826	95,581	947,326
Investment advisory fee payable	62,833	8,749	104,588
Administration fee payable	—	3,875	—
Deferred Trustees’ fees	22,550	19,989	43,777
Payable to affiliates	12,763	3,711	17,696
Other accrued expenses	104,476	38,677	164,585

	3,716,071	320,603	3,324,101

Preferred Shares at Redemption Value
$25,000 liquidation value per share, including dividends payable[2]	63,829,275	9,801,799	109,784,963

Net Assets Applicable to Common Shareholders	$121,986,998	$19,838,950	$199,717,179

Composition of Net Assets Applicable to Common Shareholders:
Par value[3]	$7,461	$13,071	$12,579
Paid-in capital in excess of par	105,919,065	17,651,717	178,522,683
Undistributed net investment income	3,440,789	358,505	5,287,790
Accumulated net realized gain (loss)	(610,058)	26,367	(197,144)
Net unrealized appreciation	13,229,741	1,789,290	16,091,271

Net assets applicable to common shareholders, October 31, 2006	$121,986,998	$19,838,950	$199,717,179

Net asset value per common share[4]	$16.35	$15.18	$15.88

[1]Investments at cost	$172,062,061	$27,312,058	$290,093,010
[2]Preferred shares outstanding	2,552	392	4,390
[3]Par value per share	0.001	0.01	0.001
[4]Common shares outstanding	7,461,064	1,307,093	12,578,916

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the period ended October 31, 2006

	Investment Quality Municipal Trust (BKN)	Municipal Income Trust (BFK)	Long-Term Municipal Advantage Trust (BTA)[1]

Investment Income
Interest income	$21,233,709	$55,535,420	$11,171,496
Income from affiliates	5,383	7,163	193

Total investment income	21,239,092	55,542,583	11,171,689

Expenses
Investment advisory	1,422,444	6,178,895	1,260,317
Administration	609,618	—	—
Transfer agent	18,114	17,161	10,599
Custodian	111,987	136,670	69,944
Reports to shareholders	56,028	130,950	25,060
Directors/Trustees	30,425	63,413	14,600
Registration	21,243	33,865	13,473
Independent accountants	40,243	43,855	26,942
Legal	53,308	112,803	25,611
Insurance	24,337	61,599	7,492
Organization	—	—	39,000
Auction agent	386,761	968,826	—
Deferred Trustees’ fees	5,383	7,163	193
Remarketing and liquidity fees	—	—	221,139
Miscellaneous	51,870	90,434	38,606

Total expenses excluding interest expense and excise tax	2,831,761	7,845,634	1,752,976
Interest Expense	9,389	42,536	3,952,420 [2]
Excise Tax	—	9,926	—

Total expenses	2,841,150	7,898,096	5,705,396
Less fees waived by Advisor	—	(2,443,432)	(504,127)
Less fees paid indirectly	(21,109)	(7,367)	(36,581)

Net expenses	2,820,041	5,447,297	5,164,688

Net investment income	18,419,051	50,095,286	6,007,001

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(1,676,067)	(7,373,174)	(264,829)
Futures and swaps	2,283,362	8,764,060	—

	607,295	1,390,886	(264,829)

Net change in unrealized appreciation/depreciation on:
Investments	9,726,610	44,449,345	8,498,372
Futures and swaps	(2,975,500)	(11,387,130)	—

	6,751,110	33,062,215	8,498,372

Net gain	7,358,405	34,453,101	8,233,543

Dividends and Distributions to Preferred Shareholders from:
Net investment income	(4,700,264)	(12,001,964)	—
Net realized gains	—	—	—

Total dividends and distributions	(4,700,264)	(12,001,964)	—

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$21,077,192	$72,546,423	$14,240,544

[1]	Commencement of investment operations for Long-Term Municipal Advantage was February 28, 2006. This information includes the initial investment by BlackRock Funding, Inc.
[2]	See Note 2 in the Notes to Financials.

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (continued)
For the year ended October 31, 2006

	California Investment Quality Municipal Trust (RAA)	California Municipal Income Trust (BFZ)	Florida Investment Quality Municipal Trust (RFA)

Investment Income
Interest income	$1,078,454	$18,755,759	$1,139,846
Income from affiliates	827	3,374	1,156

Total investment income	1,079,281	18,759,133	1,141,002

Expenses
Investment advisory	76,502	2,176,770	85,504
Administration	21,858	—	24,430
Transfer agent	10,885	15,676	11,010
Custodian	18,250	83,232	14,659
Reports to shareholders	6,347	36,101	6,783
Directors/Trustees	13,611	24,182	13,611
Registration	588	31,499	661
Independent accountants	21,836	39,056	21,853
Legal	5,924	43,263	5,986
Insurance	1,300	21,639	1,456
Organization	—	—	—
Deferrred Trustees’ fees	827	3,374	1,156
Auction agent	22,638	343,701	25,036
Miscellaneous	15,155	43,934	15,343

Total expenses excluding interest expense and excise tax	215,721	2,862,427	227,488
Interest Expense	—	13,976	—
Excise Tax	—	—	—

Total expenses	215,721	2,876,403	227,488
Less fees waived by Advisor	—	(860,860)	—
Less fees paid indirectly	(13,594)	(17,657)	(9,947)

Net expenses	202,127	1,997,886	217,541

Net investment income	877,154	16,761,247	923,461

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	77,273	(1,064,603)	267,606
Futures and swaps	1,132	3,280,995	(1,841)

	78,405	2,216,392	265,765

Net change in unrealized appreciation/depreciation on:
Investments	431,082	11,329,159	184,809
Futures and swaps	(839)	(4,265,100)	1,679

	430,243	7,064,059	186,488

Net gain	508,648	9,280,451	452,253

Dividends and Distributions to Preferred Shareholders from:
Net investment income	(215,916)	(3,954,681)	(236,669)
Net realized gains	—	—	(54,375)

Total dividends and distributions	(215,916)	(3,954,681)	(291,044)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$1,169,886	$22,087,017	$1,084,670

See Notes to Financial Statements.

	Florida Municipal Income Trust (BBF)	New Jersey Investment Quality Municipal Trust (RNJ)	New Jersey Municipal Income Trust (BNJ)	New York Investment Quality Municipal Trust (RNY)	New York Municipal Income Trust (BNY)

Investment Income
Interest income	$8,316,297	$1,059,578	$9,804,352	$1,508,256	$15,967,809
Income from affiliates	1,098	1,466	1,309	1,137	2,543

Total investment income	8,317,395	1,061,044	9,805,661	1,509,393	15,970,352

Expenses
Investment advisory	965,889	76,996	1,100,053	102,646	1,831,132
Administration	—	21,999	—	29,327	—
Transfer agent	15,593	10,979	15,636	11,000	15,703
Custodian	59,087	18,965	64,675	19,336	75,252
Reports to shareholders	21,625	6,853	26,354	7,329	42,916
Directors/Trustees	15,389	13,611	16,257	13,611	22,365
Registration	21,243	588	21,243	766	21,243
Independent accountants	37,138	21,838	37,268	21,883	38,760
Legal	21,257	5,931	21,761	6,103	42,125
Insurance	9,604	1,313	10,926	1,746	18,195
Organization	—	—	—	—	—
Deferrred Trustees’ fees	1,098	1,466	1,309	1,137	2,543
Auction agent	151,041	22,639	166,633	28,372	288,192
Miscellaneous	29,756	15,166	31,058	15,513	39,935

Total expenses excluding interest expense and excise tax	1,348,720	218,344	1,513,173	258,769	2,438,361
Interest Expense	—	—	5,936	—	9,316
Excise Tax	—	—	—	—	—

Total expenses	1,348,720	218,344	1,519,109	258,769	2,447,677
Less fees waived by Advisor	(382,095)	—	(435,097)	—	(724,243)
Less fees paid indirectly	(18,592)	(14,091)	(21,765)	(15,233)	(20,552)

Net expenses	948,033	204,253	1,062,247	243,536	1,702,882

Net investment income	7,369,362	856,791	8,743,414	1,265,857	14,267,470

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(61,121)	124,989	(16,003)	89,471	(347,102)
Futures and swaps	1,217,190	(4,814)	1,493,941	(1,841)	2,110,358

	1,156,069	120,175	1,477,938	87,630	1,763,256

Net change in unrealized appreciation/depreciation on:
Investments	2,178,094	218,297	4,337,276	393,726	6,793,018
Futures and swaps	(1,586,773)	4,197	(1,944,436)	1,679	(2,747,808)

	591,321	222,494	2,392,840	395,405	4,045,210

Net gain	1,747,390	342,669	3,870,778	483,035	5,808,466

Dividends and Distributions to Preferred Shareholders from:
Net investment income	(1,810,602)	(204,250)	(1,946,877)	(276,400)	(3,294,504)
Net realized gains	—	(25,877)	—	(20,219)	—

Total dividends and distributions	(1,810,602)	(230,127)	(1,946,877)	(296,619)	(3,294,504)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$7,306,150	$969,333	$10,667,315	$1,452,273	$16,781,432

STATEMENT OF CASH FLOWS
For the period ended October 31, 2006

BlackRock Long-Term Municipal Advantage Trust (BTA)

Net Increase in Net Assets Resulting from Operations to Net Cash Used for Operating Activities
Cash flows from operating activities:
Net increase in net assets resulting from operations	$14,240,544

Purchases of long-term investments	(432,072,945)
Proceeds from sales of long-term investments	68,275,472
Net purchases of short-term investments	(741,000)
Amortization of premium and discount on investments	(194,742)
Net realized loss on investments	264,829
Increase in unrealized appreciation/depreciation on investments	(8,498,372)
Increase in investments in affiliates	(193)
Increase in interest receivable	(5,278,394)
Increase in prepaid expenses	(88,251)
Increase in other assets	(11,178)
Increase in interest payable	2,142,019
Increase in investment advisory fee payable	98,686
Increase in deferred Directors/Trustees’ fees	193
Increase in payable to affiliates	5,055
Increase in accrued expenses	236,073

Total adjustments	(375,862,748)

Net cash used for operating activities	$(361,622,204)

Cash from financing activities:
Capital contributions	190,289,857
Proceeds from and repayments of short-term floating rate certificates	177,345,000
Cash dividends paid	(5,479,247)

Net cash provided by financing activities	362,155,610

Net increase in cash	533,406
Cash at beginning of period	—

Cash at end of period	$533,406

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended October 31, 2006 and 2005

	Investment Quality Municipal Trust (BKN)		Municipal Income Trust (BFK)

	2006	2005	2006	2005

Increase (Decrease) in Net Assets Applicable to Common Shareholders

Operations:
Net investment income	$18,419,051	$19,080,763	$50,095,286	$51,367,505
Net realized gain	607,295	9,521,667	1,390,886	14,502,349
Net change in unrealized appreciation/depreciation	6,751,110	(11,411,681)	33,062,215	4,068,932
Dividends from net investment income to preferred shareholders:	(4,700,264)	(3,091,066)	(12,001,964)	(7,913,843)

Net increase in net assets applicable to common shareholders resulting from operations	21,077,192	14,099,683	72,546,423	62,024,943

Dividends from Investment Income to Common Shareholders from:	(17,692,813)	(16,080,778)	(43,385,755)	(42,712,157)

Capital Share Transactions:
Reinvestment of common dividends	—	—	2,871,527	1,086,467

Net proceeds from capital share transactions	—	—	2,871,527	1,086,467

Total increase (decrease)	3,384,379	(1,981,095)	32,032,195	20,399,253

Net Assets Applicable to Common Shareholders
Beginning of year	260,493,873	262,474,968	642,047,394	621,648,141

End of year	$263,878,252	$260,493,873	$674,079,589	$642,047,394

End of year undistributed net investment income	$8,636,759	$12,726,040	$15,656,056	$20,939,165

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the period ended October 31, 2006 and for the year ended October 31, 2005

	BlackRock Long-Term Municipal Advantage Trust (BTA)	California Investment Quality Municipal Trust (RAA)

	2006[1]	2006	2005

Increase (Decrease) in Net Assets Applicable to Common Shareholders

Operations:
Net investment income	$6,007,001	$877,154	$783,716
Net realized gain (loss)	(264,829)	78,405	111,480
Net change in unrealized appreciation/depreciation	8,498,372	430,243	(143,365)
Dividends and distributions to preferred shareholders from:
Net investment income	—	(215,916)	(128,583)
Net realized gains	—	—	—

Net increase in net assets applicable to common shareholders resulting from operations	14,240,544	1,169,886	623,248

Dividends and Distributions to Common Shareholders from:
Net investment income	(6,393,277)	(853,209)	(853,209)
Net realized gains	—	—	—

Total dividends and distributions	(6,393,277)	(853,209)	(853,209)

Capital Share Transactions:
Net proceeds from the issuance of common shares	186,584,810	—	—
Net proceeds from the underwriters’ over-allotment option exercised	3,216,375	—	—
Reinvestment of common dividends	488,672	—	—

Net proceeds from capital share transactions	190,289,857	—	—

Total increase (decrease)	198,137,124	316,677	(229,961)

Net Assets
Beginning of period	—	14,298,607	14,528,568

End of period	$198,137,124	$14,615,284	$14,298,607

End of period undistributed (distribution in excess of) net investment income	$(347,276)	$(596)	$191,464

[1]	Commencement of investment operations for Long-Term Municipal Advantage was February 28, 2006. This information includes the initial investment by BlackRock Funding, Inc.

See Notes to Financial Statements.

	California Municipal Income Trust (BFZ)		Florida Investment Quality Municipal Trust (RFA)		Florida Municipal Income Trust (BBF)

	2006	2005	2006	2005	2006	2005

Increase (Decrease) in Net Assets Applicable to Common Shareholders

Operations:
Net investment income	$16,761,247	$16,744,835	$923,461	$946,124	$7,369,362	$7,400,920
Net realized gain (loss)	2,216,392	(2,241,920)	265,765	160,059	1,156,069	(1,234,248)
Net change in unrealized appreciation/depreciation	7,064,059	7,640,066	186,488	(551,267)	591,321	2,386,133
Dividends and distributions to preferred shareholders from:
Net investment income	(3,954,681)	(2,361,287)	(236,669)	(174,481)	(1,810,602)	(1,150,882)
Net realized gains	—	—	(54,375)	(10,423)	—	—

Net increase in net assets applicable to common shareholders resulting from operations	22,087,017	19,781,694	1,084,670	370,012	7,306,150	7,401,923

Dividends and Distributions to Common Shareholders from:
Net investment income	(13,697,832)	(13,680,084)	(957,322)	(957,322)	(6,019,766)	(6,011,917)
Net realized gains	—	—	(287,688)	(127,609)	—	—

Total dividends and distributions	(13,697,832)	(13,680,084)	(1,245,010)	(1,084,931)	(6,019,766)	(6,011,917)

Capital Share Transactions:
Net proceeds from the issuance of common shares	—	—	—	—	—	—
Net proceeds from the underwriters’ over-allotment option exercised	—	—	—	—	—	—
Reinvestment of common dividends	711,184	—	—	—	221,091	41,592

Net proceeds from capital share transactions	711,184	—	—	—	221,091	41,592

Total increase (decrease)	9,100,369	6,101,610	(160,340)	(714,919)	1,507,475	1,431,598

Net Assets
Beginning of period	227,472,342	221,370,732	16,214,171	16,929,090	102,943,536	101,511,938

End of period	$236,572,711	$227,472,342	$16,053,831	$16,214,171	$104,451,011	$102,943,536

End of period undistributed (distribution in excess of) net investment income	$5,994,975	$6,886,241	$28,700	$299,272	$2,170,518	$2,631,771

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the years ended October 31, 2006 and 2005

	New Jersey Investment Quality Municipal Trust (RNJ)		New Jersey Municipal Income Trust (BNJ)

	2006	2005	2006	2005

Increase (Decrease) in Net Assets Applicable to Common Shareholders

Operations:
Net investment income	$856,791	$876,362	$8,743,414	$8,666,540
Net realized gain (loss)	120,175	117,656	1,477,938	(579,155)
Net change in unrealized appreciation/depreciation	222,494	(339,943)	2,392,840	3,710,915
Dividends and distributions to preferred shareholders from:
Net investment income	(204,250)	(149,372)	(1,946,877)	(1,322,793)
Net realized gains	(25,877)	—	—	—

Net increase in net assets applicable to common shareholders resulting from operations	969,333	504,703	10,667,315	10,475,507

Dividends and Distributions to Common Shareholders from:
Net investment income	(847,505)	(823,484)	(7,110,417)	(6,817,201)
Net realized gains	(126,529)	—	—	—

Total dividends and distributions	(974,034)	(823,484)	(7,110,417)	(6,817,201)

Capital Share Transactions:
Reinvestment of common dividends	—	—	690,656	61,711

Net proceeds from capital share transactions	—	—	690,656	61,711

Total increase (decrease)	(4,701)	(318,781)	4,247,554	3,720,017

Net Assets Applicable to Common Shareholders
Beginning of year	14,580,758	14,899,539	117,739,444	114,019,427

End of year	$14,576,057	$14,580,758	$121,986,998	$117,739,444

End of year undistributed net investment income	$374,229	$576,903	$3,440,789	$3,754,669

	New York Investment Quality Municipal Trust (RNY)		New York Municipal Income Trust (BNY)

	2006	2005	2006	2005

Increase (Decrease) in Net Assets Applicable to Common Shareholders

Operations:
Net investment income	$1,265,857	$1,259,631	$14,267,470	$14,254,822
Net realized gain (loss)	87,630	59,365	1,763,256	1,893,142
Net change in unrealized appreciation/depreciation	395,405	(411,759)	4,045,210	(627,477)
Dividends and distributions to preferred shareholders from:
Net investment income	(276,400)	(182,787)	(3,294,504)	(2,091,682)
Net realized gains	(20,219)	—	—	—

Net increase in net assets applicable to common shareholders resulting from operations	1,452,273	724,450	16,781,432	13,428,805

Dividends and Distributions to Common Shareholders from:
Net investment income	(1,146,975)	(1,146,975)	(11,347,915)	(11,321,006)
Net realized gains	(109,330)	—	—	—

Total dividends and distributions	(1,256,305)	(1,146,975)	(11,347,915)	(11,321,006)

Capital Share Transactions:
Reinvestment of common dividends	—	—	826,411	75,737

Net proceeds from capital share transactions	—	—	826,411	75,737

Total increase (decrease)	195,968	(422,525)	6,259,928	2,183,536

Net Assets Applicable to Common Shareholders
Beginning of year	19,642,982	20,065,507	193,457,251	191,273,715

End of year	$19,838,950	$19,642,982	$199,717,179	$193,457,251

End of year undistributed net investment income	$358,505	$517,851	$5,287,790	$5,662,743

FINANCIAL HIGHLIGHTS

BlackRock Investment Quality Municipal Trust (BKN)

	Year Ended October 31,

	2006	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$15.59	$15.71	$15.28	$15.19	$15.19

Investment operations:
Net investment income	1.10	1.14	1.17	1.16	1.20
Net realized and unrealized gain (loss)	0.44	(0.11)	0.26	(0.09)	(0.26)
Dividends to preferred shareholders from net investment income	(0.28)	(0.19)	(0.09)	(0.09)	(0.13)

Net increase from investment operations	1.26	0.84	1.34	0.98	0.81

Dividends to common shareholders from net investment income	(1.06)	(0.96)	(0.91)	(0.89)	(0.81)

Net asset value, end of year	$15.79	$15.59	$15.71	$15.28	$15.19

Market price, end of year	$18.97	$16.62	$15.12	$14.26	$13.48

TOTAL INVESTMENT RETURN[1]	21.06%	16.68%	12.91%	12.67%	4.14%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[2]
Expenses after fees waived and paid indirectly	1.09%	1.08%	1.08%	1.10%	1.09%
Expenses after fees waived and before fees paid indirectly	1.09%	1.08%	1.08%	1.10%	1.09%
Expenses before fees waived and paid indirectly	1.09%	1.08%	1.08%	1.10%	1.09%
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.09%	7.21%	7.59%	7.62%	7.93%
Preferred share dividends	1.81%	1.17%	0.60%	0.59%	0.83%
Net investment income available to common shareholders	5.28%	6.04%	6.99%	7.03%	7.10%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$259,862	$264,490	$259,470	$254,890	$251,428
Portfolio turnover	82%	77%	52%	36%	19%
Net assets applicable to common shareholders, end of year (000)	$263,878	$260,494	$262,475	$255,315	$253,710
Preferred shares value outstanding, end of year (000)	$146,550	$146,550	$146,550	$146,550	$146,550
Asset coverage per preferred share, end of year	$70,054	$69,465	$69,790	$68,561	$68,292

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Municipal Income Trust (BFK)

	Year Ended October 31,

	2006	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$14.71	$14.26	$13.87	$13.33	$14.30

Investment operations:
Net investment income	1.14	1.18	1.19	1.23	1.20
Net realized and unrealized gain (loss)	0.78	0.43	0.26	0.35	(1.11)
Dividends to preferred shareholders from net investment income	(0.27)	(0.18)	(0.09)	(0.09)	(0.13)

Net increase (decrease) from investment operations	1.65	1.43	1.36	1.49	(0.04)

Dividends to common shareholders from net investment income	(0.99)	(0.98)	(0.97)	(0.95)	(0.93)

Net asset value, end of year	$15.37	$14.71	$14.26	$13.87	$13.33

Market price, end of year	$17.30	$15.69	$14.05	$13.70	$13.46

TOTAL INVESTMENT RETURN[1]	17.39%	19.31%	10.01%	9.21%	(2.40)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[2]
Expenses after fees waived and paid indirectly	0.83%	0.83%	0.83%	0.84%	0.81%
Expenses after fees waived and before fees paid indirectly	0.83%	0.83%	0.83%	0.84%	0.83%
Expenses before fees waived and paid indirectly	1.21%	1.22%	1.23%	1.25%	1.23%
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.65%	7.97%	8.44%	8.96%	8.74%
Preferred share dividends	1.83%	1.23%	0.63%	0.65%	0.92%
Net investment income available to common shareholders	5.82%	6.74%	7.81%	8.31%	7.82%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$654,691	$644,680	$618,076	$594,192	$598,425
Portfolio turnover	77%	68%	59%	56%	70%
Net assets applicable to common shareholders, end of year (000)	$674,080	$642,047	$621,648	$603,943	$579,681
Preferred shares value outstanding, end of year (000)	$375,125	$375,125	$375,125	$375,125	$375,125
Asset coverage per preferred share, end of year	$69,933	$67,797	$66,435	$65,251	$63,636

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Long-Term Municipal Advantage Trust (BTA)

For the period February 28, 2006[1] through October 31, 2006

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.33 [2]

Investment operations:
Net investment income	0.45
Net realized and unrealized gain	0.62

Net increase from investment operations	1.07

Dividends to common shareholders from net investment income	(0.48)

Capital charges with respect to issuance of share	(0.03)

Net asset value, end of period	$14.89

Market price, end of period	$14.70

TOTAL INVESTMENT RETURN[3]	1.40%

RATIOS TO AVERAGE NET ASSETS[4]
Total expenses	4.55%
Net expenses	4.11%
Net expenses excluding interest expense	0.97%
Net investment income	4.79%
SUPPLEMENTAL DATA:
Average net assets (000)	$186,998
Portfolio turnover	20%
Net assets, end of period (000)	$198,137
Short-term floating rate certificates, end of period (000)	$177,345
Asset coverage, end of period[5]	$2,177
Short-term floating rate certificates average daily balance (000)	$183,026
Short-term floating rate certificates weighted average interest rate	3.57%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Annualized.
[5]	Per $1,000 of certificates outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock California Investment Quality Municipal Trust (RAA)

	Year Ended October 31,

	2006	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$14.20	$14.43	$14.56	$14.81	$15.30

Investment operations:
Net investment income	0.87	0.78	0.92	1.05	1.04
Net realized and unrealized gain (loss)	0.50	(0.03)	(0.09)	(0.41)	(0.64)
Dividends to preferred shareholders from net investment income	(0.21)	(0.13)	(0.06)	(0.06)	(0.09)

Net increase from investment operations	1.16	0.62	0.77	0.58	0.31

Dividends and distributions to common shareholders from:
Net investment income	(0.85)	(0.85)	(0.85)	(0.83)	(0.80)
Net realized gains	—	—	(0.05)	—	—

Total dividends and distributions	(0.85)	(0.85)	(0.90)	(0.83)	(0.80)

Net asset value, end of year	$14.51	$14.20	$14.43	$14.56	$14.81

Market price, end of year	$15.80	$15.75	$14.30	$14.03	$13.38

TOTAL INVESTMENT RETURN[1]	5.90%	16.76%	8.78%	11.38%	(9.26)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[2]
Expenses after fees waived and paid indirectly	1.41%	1.35%	1.35%	1.40%	1.29%
Expenses after fees waived and before fees paid indirectly	1.50%	1.39%	1.40%	1.40%	1.29%
Expenses before fees waived and paid indirectly	1.50%	1.39%	1.40%	1.40%	1.29%
Net investment income after fees waived and paid indirectly and before preferred share dividends	6.11%	5.38%	6.37%	7.17%	6.86%
Preferred share dividends	1.50%	0.88%	0.42%	0.44%	0.59%
Net investment income available to common shareholders	4.61%	4.50%	5.95%	6.73%	6.27%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$14,358	$14,569	$14,553	$14,752	$15,221
Portfolio turnover	49%	20%	15%	6%	30%
Net assets applicable to common shareholders, end of year (000)	$14,615	$14,299	$14,529	$14,665	$14,911
Preferred shares value outstanding, end of year (000)	$7,500	$7,500	$7,500	$7,500	$7,500
Asset coverage per preferred share, end of year	$73,731	$72,671	$73,433	$73,886	$74,706

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock California Municipal Income Trust (BFZ)

	Year Ended October 31,

	2006	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$15.18	$14.77	$13.97	$14.16	$14.50

Investment operations:
Net investment income	1.11	1.12	1.15	1.12	1.11
Net realized and unrealized gain (loss)	0.62	0.36	0.65	(0.34)	(0.46)
Dividends to preferred shareholders from net investment income	(0.26)	(0.16)	(0.09)	(0.08)	(0.12)

Net increase from investment operations	1.47	1.32	1.71	0.70	0.53

Dividends to common shareholders from net investment income	(0.91)	(0.91)	(0.91)	(0.89)	(0.87)

Net asset value, end of year	$15.74	$15.18	$14.77	$13.97	$14.16

Market price, end of year	$17.12	$14.92	$13.65	$13.21	$13.09

TOTAL INVESTMENT RETURN[1]	21.65%	16.42%	10.58%	7.92%	(5.49)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[2]
Expenses after fees waived and paid indirectly	0.87%	0.85%	0.87%	0.89%	0.88%
Expenses after fees waived and before fees paid indirectly	0.87%	0.86%	0.88%	0.89%	0.90%
Expenses before fees waived and paid indirectly	1.25%	1.25%	1.28%	1.30%	1.31%
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.26%	7.35%	7.96%	8.01%	7.96%
Preferred share dividends	1.71%	1.04%	0.59%	0.57%	0.86%
Net investment income available to common shareholders	5.55%	6.31%	7.37%	7.44%	7.10%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$230,845	$227,738	$216,238	$211,275	$209,965
Portfolio turnover	17%	28%	15%	34%	44%
Net assets applicable to common shareholders, end of year (000)	$236,573	$227,472	$221,371	$209,397	$212,215
Preferred shares value outstanding, end of year (000)	$131,950	$131,950	$131,950	$131,950	$131,950
Asset coverage per preferred share, end of year	$69,836	$68,107	$66,945	$64,675	$65,211

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Florida Investment Quality Municipal Trust (RFA)

	Year Ended October 31,

	2006	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$14.39	$15.02	$15.39	$15.65	$15.50

Investment operations:
Net investment income	0.82	0.84	0.98	1.04	1.05
Net realized and unrealized gain (loss)	0.40	(0.35)	(0.18)	(0.39)	0.02
Dividends and distributions to preferred shareholders from:
Net investment income	(0.21)	(0.15)	(0.07)	(0.08)	(0.11)
Net realized gains	(0.05)	(0.01)	(0.02)	—	—

Net increase from investment operations	0.96	0.33	0.71	0.57	0.96

Dividends and distributions to common shareholders from:
Net investment income	(0.85)	(0.85)	(0.85)	(0.83)	(0.81)
Net realized gains	(0.26)	(0.11)	(0.23)	—	—

Total dividends and distributions	(1.11)	(0.96)	(1.08)	(0.83)	(0.81)

Net asset value, end of year	$14.24	$14.39	$15.02	$15.39	$15.65

Market price, end of year	$16.00	$14.85	$14.30	$14.47	$14.50

TOTAL INVESTMENT RETURN[1]	15.91%	10.76%	6.32%	5.52%	6.52%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[2]
Expenses after fees waived and paid indirectly	1.37%	1.29%	1.27%	1.29%	1.20%
Expenses after fees waived and before fees paid indirectly	1.43%	1.32%	1.31%	1.29%	1.20%
Expenses before fees waived and paid indirectly	1.43%	1.32%	1.31%	1.29%	1.20%
Net investment income after fees waived and paid indirectly and before preferred share dividends	5.80%	5.69%	6.48%	6.69%	6.76%
Preferred share dividends	1.49%	1.05%	0.46%	0.51%	0.69%
Net investment income available to common shareholders	4.31%	4.64%	6.02%	6.18%	6.07%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$15,930	$16,626	$17,035	$17,561	$17,427
Portfolio turnover	57%	15%	13%	17%	8%
Net assets applicable to common shareholders, end of year (000)	$16,054	$16,214	$16,929	$17,347	$17,639
Preferred shares value outstanding, end of year (000)	$8,500	$8,500	$8,500	$8,500	$8,500
Asset coverage per preferred share, end of year	$72,229	$72,696	$74,795	$76,021	$76,886

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Florida Municipal Income Trust (BBF)

	Year Ended October 31,

	2006	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$15.48	$15.27	$14.68	$14.57	$14.37

Investment operations:
Net investment income	1.11	1.11	1.12	1.11	1.07
Net realized and unrealized gain (loss)	0.26	0.17	0.45	(0.03)	0.13
Dividends to preferred shareholders from net investment income	(0.27)	(0.17)	(0.08)	(0.08)	(0.12)

Net increase from investment operations	1.10	1.11	1.49	1.00	1.08

Dividends to common shareholders from net investment income	(0.90)	(0.90)	(0.90)	(0.89)	(0.87)

Capital charges with respect to issuance of preferred shares	—	—	—	—	(0.01)

Net asset value, end of year	$15.68	$15.48	$15.27	$14.68	$14.57

Market price, end of year	$16.30	$15.25	$14.40	$13.36	$13.65

TOTAL INVESTMENT RETURN[1]	13.26%	12.44%	15.04%	4.30%	0.16%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[2]
Expenses after fees waived and paid indirectly	0.92%	0.90%	0.93%	0.94%	0.96%
Expenses after fees waived and before fees paid indirectly	0.93%	0.91%	0.93%	0.95%	0.98%
Expenses before fees waived and paid indirectly	1.30%	1.30%	1.32%	1.35%	1.38%
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.12%	7.16%	7.49%	7.50%	7.59%
Preferred share dividends	1.75%	1.11%	0.55%	0.53%	0.82%
Net investment income available to common shareholders	5.37%	6.05%	6.94%	6.97%	6.77%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$103,431	$103,432	$100,002	$98,081	$93,558
Portfolio turnover	20%	10%	10%	19%	35%
Net assets applicable to common shareholders, end of year (000)	$104,451	$102,944	$101,512	$97,589	$96,816
Preferred shares value outstanding, end of year (000)	$57,550	$57,550	$57,550	$57,550	$57,550
Asset coverage per preferred share, end of year	$70,391	$69,729	$69,101	$67,394	$67,060

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock New Jersey Investment Quality Municipal Trust (RNJ)

	Year Ended October 31,

	2006	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$14.48	$14.79	$14.90	$14.64	$14.85

Investment operations:
Net investment income	0.85	0.87	0.97	1.00	1.02
Net realized and unrealized gain (loss)	0.34	(0.21)	(0.20)	0.12	(0.39)
Dividends and distributions to preferred shareholders from:
Net investment income	(0.20)	(0.15)	(0.07)	(0.06)	(0.09)
Net realized gains	(0.03)	—	—	—	—

Net increase from investment operations	0.96	0.51	0.70	1.06	0.54

Dividends and distributions to common shareholders from:
Net investment income	(0.84)	(0.82)	(0.81)	(0.80)	(0.75)
Net realized gains	(0.13)	—	—	—	—

Total dividends and distributions	(0.97)	(0.82)	(0.81)	(0.80)	(0.75)

Net asset value, end of year	$14.47	$14.48	$14.79	$14.90	$14.64

Market price, end of year	$15.95	$14.70	$15.00	$14.80	$13.30

TOTAL INVESTMENT RETURN[1]	15.25%	3.53%	7.14%	17.59%	2.07%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[2]
Expenses after fees waived and paid indirectly	1.41%	1.34%	1.34%	1.39%	1.31%
Expenses after fees waived and before fees paid indirectly	1.51%	1.37%	1.37%	1.39%	1.31%
Expenses before fees waived and paid indirectly	1.51%	1.37%	1.37%	1.39%	1.31%
Net investment income after fees waived and paid indirectly and before preferred share dividends	5.91%	5.89%	6.50%	6.72%	6.93%
Preferred share dividends	1.41%	1.00%	0.47%	0.41%	0.61%
Net investment income available to common shareholders	4.50%	4.89%	6.03%	6.31%	6.32%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$14,499	$14,873	$14,974	$14,975	$14,791
Portfolio turnover	27%	19%	12%	4%	14%
Net assets applicable to common shareholders, end of year (000)	$14,576	$14,581	$14,900	$15,007	$14,747
Preferred shares value outstanding, end of year (000)	$7,500	$7,500	$7,500	$7,500	$7,500
Asset coverage per preferred share, end of year	$73,603	$73,612	$74,670	$75,026	$74,159

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock New Jersey Municipal Income Trust (BNJ)

	Year Ended October 31,

	2006	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$15.87	$15.38	$14.59	$14.29	$14.26

Investment operations:
Net investment income	1.17	1.17	1.16	1.15	1.10
Net realized and unrealized gain (loss)	0.52	0.42	0.61	0.11	(0.07)
Dividends to preferred shareholders from net investment income	(0.26)	(0.18)	(0.08)	(0.08)	(0.12)

Net increase from investment operations	1.43	1.41	1.69	1.18	0.91

Dividends to common shareholders from net investment income	(0.95)	(0.92)	(0.90)	(0.88)	(0.87)

Capital charges with respect to issuance of preferred shares	—	—	—	—	(0.01)

Net asset value, end of year	$16.35	$15.87	$15.38	$14.59	$14.29

Market price, end of year	$18.40	$15.91	$14.45	$14.04	$13.64

TOTAL INVESTMENT RETURN[1]	22.56%	16.95%	9.63%	9.59%	(2.25)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[2]
Expenses after fees waived and paid indirectly	0.89%	0.89%	0.91%	0.93%	0.93%
Expenses after fees waived and before fees paid indirectly	0.91%	0.90%	0.91%	0.94%	0.97%
Expenses before fees waived and paid indirectly	1.27%	1.28%	1.30%	1.34%	1.37%
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.31%	7.37%	7.74%	7.85%	7.81%
Preferred share dividends	1.63%	1.12%	0.56%	0.57%	0.88%
Net investment income available to common shareholders	5.68%	6.25%	7.18%	7.28%	6.93%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$119,542	$117,596	$111,263	$107,900	$104,241
Portfolio turnover	2%	6%	16%	13%	50%
Net assets applicable to common shareholders, end of year (000)	$121,987	$117,739	$114,019	$108,172	$105,985
Preferred shares value outstanding, end of year (000)	$63,800	$63,800	$63,800	$63,800	$63,800
Asset coverage per preferred share, end of year	$72,812	$71,142	$69,682	$67,387	$66,538

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock New York Investment Quality Municipal Trust (RNY)

	Year Ended October 31,

	2006	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$15.03	$15.35	$15.34	$15.47	$15.28

Investment operations:
Net investment income	0.97	0.96	0.96	1.03	1.06
Net realized and unrealized gain (loss)	0.37	(0.26)	—	(0.21)	0.06
Dividends and distributions to preferred shareholders from:
Net investment income	(0.21)	(0.14)	(0.07)	(0.07)	(0.09)
Net realized gains	(0.02)	—	—	—	—

Net increase from investment operations	1.11	0.56	0.89	0.75	1.03

Dividends and distributions to common shareholders from:
Net investment income	(0.88)	(0.88)	(0.88)	(0.88)	(0.84)
Net realized gains	(0.08)	—	—	—	—

Total dividends and distributions	(0.96)	(0.88)	(0.88)	(0.88)	(0.84)

Net asset value, end of year	$15.18	$15.03	$15.35	$15.34	$15.47

Market price, end of year	$16.65	$14.75	$14.50	$14.18	$14.40

TOTAL INVESTMENT RETURN[1]	19.95%	8.01%	8.81%	4.69%	7.42%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[2]
Expenses after fees waived and paid indirectly	1.25%	1.20%	1.21%	1.24%	1.17%
Expenses after fees waived and before fees paid indirectly	1.33%	1.24%	1.24%	1.24%	1.17%
Expenses before fees waived and paid indirectly	1.33%	1.24%	1.24%	1.24%	1.17%
Net investment income after fees waived and paid indirectly and before preferred share dividends	6.48%	6.30%	6.29%	6.68%	6.97%
Preferred share dividends	1.42%	0.91%	0.46%	0.44%	0.60%
Net investment income available to common shareholders	5.06%	5.39%	5.83%	6.24%	6.37%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$19,527	$19,993	$20,019	$20,158	$19,915
Portfolio turnover	24%	10%	23%	36%	7%
Net assets applicable to common shareholders, end of year (000)	$19,839	$19,643	$20,066	$20,053	$20,222
Preferred shares value outstanding, end of year (000)	$9,800	$9,800	$9,800	$9,800	$9,800
Asset coverage per preferred share, end of year	$75,614	$75,111	$76,195	$76,159	$76,590

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock New York Municipal Income Trust (BNY)

	Year Ended October 31,

	2006	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$15.44	$15.28	$14.76	$14.47	$14.09

Investment operations:
Net investment income	1.13	1.14	1.14	1.14	1.09
Net realized and unrealized gain	0.47	0.09	0.36	0.13	0.29
Dividends to preferred shareholders from net investment income	(0.26)	(0.17)	(0.08)	(0.09)	(0.13)

Net increase from investment operations	1.34	1.06	1.42	1.18	1.25

Dividends to common shareholders from net investment income	(0.90)	(0.90)	(0.90)	(0.89)	(0.87)

Net asset value, end of year	$15.88	$15.44	$15.28	$14.76	$14.47

Market price, end of year	$17.35	$15.19	$13.99	$13.45	$13.42

TOTAL INVESTMENT RETURN[1]	20.95%	15.38%	10.99%	6.95%	(2.25)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[2]
Expenses after fees waived and paid indirectly	0.87%	0.86%	0.87%	0.88%	0.90%
Expenses after fees waived and before fees paid indirectly	0.88%	0.87%	0.87%	0.89%	0.92%
Expenses before fees waived and paid indirectly	1.25%	1.26%	1.27%	1.29%	1.33%
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.30%	7.35%	7.62%	7.73%	7.87%
Preferred share dividends	1.69%	1.08%	0.56%	0.62%	0.93%
Net investment income available to common shareholders	5.61%	6.27%	7.06%	7.11%	6.94%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$195,439	$194,038	$188,476	$183,648	$173,885
Portfolio turnover	27%	24%	13%	14%	57%
Net assets applicable to common shareholders, end of year (000)	$199,717	$193,457	$191,274	$184,874	$181,200
Preferred shares value outstanding, end of year (000)	$109,750	$109,750	$109,750	$109,750	$109,750
Asset coverage per preferred share, end of year	$70,502	$69,073	$68,575	$67,115	$66,279

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

Note 1. Organization & Accounting Policies

          BlackRock Investment Quality Municipal Trust Inc. (“Investment Quality Municipal”), BlackRock California Investment Quality Municipal Trust Inc. (“California Investment Quality”), BlackRock New Jersey Investment Quality Municipal Trust Inc. (“New Jersey Investment Quality”) and BlackRock New York Investment Quality Municipal Trust Inc. (“New York Investment Quality”) were organized as Maryland corporations. BlackRock Florida Investment Quality Municipal Trust (“Florida Investment Quality”) was organized as a Massachusetts business trust. Municipal Investment Quality, California Investment Quality, Florida Investment Quality, New Jersey Investment Quality and New York Investment Quality are herein referred to as the Investment Quality Trusts. BlackRock Municipal Income Trust (“Municipal Income”), BlackRock California Municipal Income Trust (“California Income”), BlackRock Florida Municipal Income Trust (“Florida Income”), BlackRock New Jersey Municipal Income Trust (“New Jersey Income”), BlackRock New York Municipal Income Trust (“New York Income”) (collectively the “Income Trusts”) and BlackRock Long-Term Municipal Advantage Trust (“Long-Term Municipal”) were organized as Delaware statutory trusts. The Investment Quality Trusts, Income Trusts and Long-Term Municipal are referred to herein collectively as the “Trusts”. Investment Quality Municipal and Municipal Income are registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). California Investment Quality, California Income, Florida Investment Quality, Florida Income, Long-Term Municipal, New Jersey Investment Quality, New Jersey Income, New York Investment Quality and New York Income are registered as non-diversified, closed-end management investment companies under the 1940 Act.

          Long-Term Municipal was organized on November 7, 2005 and had no capital transactions until January 4, 2006 when the Trust sold 9,704 common shares for $139,010 to BlackRock Funding, Inc. Investment operations for Long-Term Municipal commenced on February 28, 2006. Long-Term Municipal incurred organization costs which were deferred from the organization date until the commencement of investment operations.

          On September 29, 2006, BlackRock, Inc., the parent of BlackRock Advisors, LLC (formerly BlackRock Advisors, Inc.), and Merrill Lynch & Co., Inc. (“Merrill Lynch”) combined Merrill Lynch’s investment management business, Merrill Lynch Investment Managers (“MLIM”), with BlackRock, Inc. to create a new independent company. Merrill Lynch has a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. (“PNC”), has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members.

          Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Trusts enter into contracts with their vendors and others that provide for general indemnifications. The Trusts’ maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Trusts. However, based on experience, the Trusts consider the risk of loss from such claims to be remote.

          The following is a summary of significant accounting policies followed by the Trusts.

Investments Valuation: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Trust’s Board of Trustees or Board of Directors, as the case may be (each, a “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from bond dealers, market transactions in comparable investments and various relationships between investments. Swap quotations are provided by dealers selected under supervision of the Board. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities may be valued at amortized cost which approximates fair value. Investments in open-end investment companies are valued at net asset value per share. Any investments or other assets for which such current market quotations are not readily available are valued at fair value (“Fair Value Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust’s Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to the Board.

          When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant.

          In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Trusts’ financial statements has not been determined.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. The cost of investments sold and the related gain or loss is determined by use of the specific identification method, generally first-in, first-out, for both financial reporting and federal income tax purposes. Each Trust also records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

          Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Forward Starting Swaps: A forward starting swap is an agreement for an interest rate swap asset or liability to be created or sold in the future. Interest rate swaps are an agreement in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. The Trusts generally intend to close each forward starting swap before the accrual date specified in the agreement and therefore avoid entering into the interest rate swap underlying each forward starting swap.

          During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” daily based upon quotations from market makers to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

          Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates. However, the Advisor of the Trusts monitor swaps and do not anticipate non-performance by any counterparty.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (the “Commission”) require that each Trust segregate assets in connection with certain investments (e.g., when-issued securities, swap agreements or futures contracts), each Trust will, consistent with certain interpretive letters issued by the Commission, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is each Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient net income and net realized capital gains, if any, to shareholders. Therefore, no federal income tax provisions have been recorded.

          On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes”. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Trusts’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

Dividends and Distributions: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed in accordance with the 1940 Act. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Dividends and distributions to preferred shareholders are accrued and determined as described in Note 6.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities including investments and swap valuations at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates and such differences may be material.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees/Directors (“Independent Trustees”) are required to defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock Closed-End Funds selected by the Independent Trustees. These amounts are shown on the Statement of Assets and Liabilities as “Investments in Affiliates”. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts in such Trusts.

          The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Independent Trustees in order to match its deferred compensation obligations.

Other: Expenses that are directly related to one of the Trusts are charged directly to that Trust. Other operating expenses are generally pro rated to the Trusts on the basis of relative net assets of all the BlackRock Closed-End Funds.

Note 2. Tender Option Bonds Residuals

          Long-Term Municipal invests in highly leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOB’s”). A third party sponsor forms a special purpose entity, into which municipal securities from Long-Term Municipal are transferred. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates, which are issued to Long-Term Municipal. The transfer of the municipal securities to a TOB does not qualify for sale treatment under Statement of Financial Accounting standards No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of

Liabilities”, therefore the municipal securities deposited into a TOB are presented in Long-Term Municipal’s portfolio of investments and the proceeds from the transaction are reported as a secured borrowing of Long-Term Municipal. Interest income from the underlying security is recorded by the Long-Term Municipal on an accrual basis. Interest expense incurred on the secured borrowing and other expenses relating remarketing, administration and trustee services to a TOB are reported as expenses of Long-Term Municipal. The proceeds received from the transaction are used by Long-Term Municipal to purchase additional municipal bonds or other investments permitted by Long-Term Municipal’s investment policies. At October 31, 2006, the aggregate value of the underlying municipal securities transferred to TOB’s and the secured borrowings amounted to $180,638,890 and $179,487,019, respectively

          Financial transactions executed through TOB’s generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, Long-Term Municipal’s investment in TOB Residuals likely will adversely affect the Trust’s income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the Trust’s net asset value per share. Long-Term Municipal invests in highly leveraged TOB Residuals and consequently may lose money in excess of the amount of its investment. Long-Term Municipal invests in residual certificates for the purpose of using economic leverage as a more flexible alternative to the issuance of preferred shares.

Note 3. Agreements and Other Transactions with Affiliates and Related Parties

          Each Trust has an Investment Management Agreement with BlackRock Advisors, LLC (the “Advisor”), a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc. (“BFM”), a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to each Trust. BlackRock, Inc. may be presumed an affiliate of Merrill Lynch & Co., Inc. and The PNC Financial Services Group, Inc. The investment management agreement for each Income Trust and Long-Term Municipal covers both investment advisory and administration services. Each Investment Quality Trust has an Administration Agreement with the Advisor.

          The Trust’s investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate, 0.35% for the Investment Quality Trusts and 0.60% for the Income Trusts, of the Trust’s average weekly managed assets. “Managed assets” means the total assets of a Trust (including any assets attributable to any preferred shares that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). The Advisor has voluntarily agreed to waive a portion of the investment advisory fee or other expenses on the Income Trusts as a percentage of managed assets as follows: 0.25% for the first five years of each of the Trust’s operations from 2001 through 2006, 0.20% in 2007, 0.15% in 2008, 0.10% in 2009 and 0.05% in 2010.

          The administration fee paid to the Advisor is computed weekly and payable monthly based on an annual rate of 0.15% for the Municipal Investment Quality Trust and 0.10% for the California Investment Quality, Florida Investment Quality, New Jersey Investment Quality and New York Investment Quality of the Trusts’ average weekly managed assets.

          Long-Term Municipal’s investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate equal to 1.00% of the average weekly net assets. “Net Assets” means the total assets of the Trust minus the sum of accrued liabilities. The Advisor has voluntarily agreed to waive a portion of the investment advisory or other expenses of Long-Term Municipal in the amount of 0.40% of the average weekly value of the Long-Term Municipal’s Net Assets for the first five years of the Trust’s operations from 2006 through 2011 and for declining amounts for the following three years, 0.30% in 2012, 0.20% in 2013 and 0.10% in 2014.

          The Advisor pays BFM fees for its sub-advisory services.

          Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor, as well as occupancy and certain clerical and accounting costs of each Trust. Each Trust bears all other costs and expenses, which include reimbursements to the Advisor for costs of employees that provide pricing, secondary market support, and compliance services to each Trust. For the period ended October 31, 2006, the Trusts reimbursed the Advisor the following amounts, which are included in miscellaneous expenses in the Statements of Operations:

Trust	Amount	Trust	Amount

Investment Quality Municipal	$16,608	Florida Income	$6,413
Municipal Income	35,040	New Jersey Investment Quality	978
Long-Term Municipal	5,055	New Jersey Income	7,015
California Investment Quality	967	New York Investment Quality	1,325
California Income	13,819	New York Income	11,987
Florida Investment Quality	1,153

          Pursuant to the terms of their custody agreement, each Trust may receive earnings credits from its custodian for positive cash balances maintained, which are used to offset custody fees. These credits are shown on the Statements of Operations as “fees paid indirectly”.

          During the period ended October 31, 2006, Merrill Lynch & Co., Inc., through its affiliated broker dealer, Merrill Lynch, Pierce, Fenner & Smith, Incorporated, earned commissions on transactions of securities as follows:

Trust	Amount

Investment Quality Municipal	$5,489
Municipal Income	20,927
California Investment Quality	4
California Income	7,835
Florida Investment Quality	6
Florida Income	2,917
New Jersey Investment Quality	8
New Jersey Income	3,565
New York Investment Quality	6
New York Income	5,054

Note 4. Portfolio Securities

          Purchases and sales of investment securities, other than short-term investments and U.S. government securities, for the period ended October 31, 2006, were as follows:

Trust	Purchases	Sales	Trust	Purchases	Sales

Investment Quality Municipal	$321,341,898	$347,172,008	Florida Income	$31,432,362	$32,857,076
Municipal Income	769,892,333	784,151,106	New Jersey Investment Quality	5,220,858	4,461,766
Long-Term Municipal	432,072,945	68,275,472	New Jersey Income	3,530,625	3,205,818
California Investment Quality	9,257,239	9,307,459	New York Investment Quality	6,805,537	7,281,268
California Income	61,087,050	66,612,978	New York Income	81,069,755	79,096,580
Florida Investment Quality	12,983,370	10,144,558

There were no purchases or sales of U.S. government securities for the year ended October 31, 2006.

Details of open forward starting swap agreements at October 31, 2006 were as follows:

Trust	Notional Amount (000)	Fixed Rate(a)	Counter Party	Floating Rate	Effective Date	Termination Date	Unrealized (Depreciation)

Investment	$8,500,000	4.141%	CitiBank	1-week BMA Municipal Swap Index	12/27/06	12/14/26	$(276,781)
Quality	6,300,000	4.258	CitiBank	1-week BMA Municipal Swap Index	03/20/07	03/20/37	(272,952)
Municipal	8,500,000	4.263	CitiBank	1-week BMA Municipal Swap Index	12/14/06	12/27/31	(385,132)
	7,250,000	4.266	JP Morgan	1-week BMA Municipal Swap Index	11/03/06	04/03/26	(364,741)

							$(1,299,606)

Municipal	$32,100,000	4.141%	CitiBank	1-week BMA Municipal Swap Index	12/27/06	12/14/26	$(1,045,256)
Income	24,000,000	4.258	CitiBank	1-week BMA Municipal Swap Index	03/20/07	03/20/37	(1,039,817)
	32,000,000	4.263	CitiBank	1-week BMA Municipal Swap Index	12/14/06	12/27/31	(1,449,907)
	28,000,000	4.266	JP Morgan	1-week BMA Municipal Swap Index	11/03/06	04/03/26	(1,408,655)

							$(4,943,635)

California	$12,000,000	4.141%	CitiBank	1-week BMA Municipal Swap Index	12/27/06	12/14/26	$(390,750)
Income	9,000,000	4.258	CitiBank	1-week BMA Municipal Swap Index	03/20/07	03/20/37	(389,931)
	12,000,000	4.263	CitiBank	1-week BMA Municipal Swap Index	12/14/06	12/27/31	(543,715)
	10,500,000	4.266	JP Morgan	1-week BMA Municipal Swap Index	11/03/06	04/03/26	(528,246)

							$(1,852,642)

Florida	$4,500,000	4.141%	CitiBank	1-week BMA Municipal Swap Index	12/27/06	12/14/26	$(146,531)
Income	3,300,000	4.258	CitiBank	1-week BMA Municipal Swap Index	03/20/07	03/20/37	(142,975)
	4,500,000	4.263	CitiBank	1-week BMA Municipal Swap Index	12/14/06	12/27/31	(203,893)
	4,000,000	4.266	JP Morgan	1-week BMA Municipal Swap Index	11/03/06	04/03/26	(201,237)

							$(694,636)

New Jersey	$5,500,000	4.141%	CitiBank	1-week BMA Municipal Swap Index	12/27/06	12/14/26	$(179,094)
Income	4,100,000	4.258	CitiBank	1-week BMA Municipal Swap Index	03/20/07	03/20/37	(177,635)
	5,500,000	4.263	CitiBank	1-week BMA Municipal Swap Index	12/14/06	12/27/31	(249,203)
	4,750,000	4.266	JP Morgan	1-week BMA Municipal Swap Index	11/03/06	04/03/26	(238,968)

							$(844,900)

New York	$7,800,000	4.141%	CitiBank	1-week BMA Municipal Swap Index	12/27/06	12/14/26	$(253,988)
Income	5,800,000	4.258	CitiBank	1-week BMA Municipal Swap Index	03/20/07	03/20/37	(251,289)
	7,750,000	4.263	CitiBank	1-week BMA Municipal Swap Index	12/14/06	12/27/31	(351,149)
	6,750,000	4.266	JP Morgan	1-week BMA Municipal Swap Index	11/03/06	04/03/26	(339,586)

							$(1,196,012)

(a)	Trust will pay fixed interest rate and receive floating interest rate beginning on the effective date.
BMA - Bond Market Association.

Note 5. Income Tax Information

          The tax character of distributions paid during the years ended October 31, 2006 and 2005 were as follows:

	Year ended October 31, 2006

Distributions Paid From:	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total Distributions

Investment Quality Municipal	$22,393,077	$—	$—	$22,393,077
Municipal Income	55,312,288	75,431	—	55,387,719
Long-Term Municipal	6,393,277	—	—	6,393,277
California Investment Quality	1,069,125	—	—	1,069,125
California Income	17,652,513	—	—	17,652,513
Florida Investment Quality	1,193,991	2,626	339,437	1,536,054
Florida Income	7,830,368	—	—	7,830,368
New Jersey Investment Quality	1,051,755	—	152,406	1,204,161
New Jersey Income	9,057,294	—	—	9,057,294
New York Investment Quality	1,423,375	—	129,549	1,552,924
New York Income	14,642,419	—	—	14,642,419

	Year ended October 31, 2005

Distributions Paid From:	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total Distributions

Investment Quality Municipal	$19,171,844	$—	$—	$19,171,844
Municipal Income	50,626,000	—	—	50,626,000
California Investment Quality	981,792	—	—	981,792
California Income	16,041,371	—	—	16,041,371
Florida Investment Quality	1,131,803	—	138,032	1,269,835
Florida Income	7,162,799	—	—	7,162,799
New Jersey Investment Quality	972,856	—	—	972,856
New Jersey Income	8,139,994	—	—	8,139,994
New York Investment Quality	1,329,762	—	—	1,329,762
New York Income	13,412,688	—	—	13,412,688

          As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

Trust	Undistributed Tax-exempt Income	Undistributed Long-term Gains	Unrealized Net Appreciation

Investment Quality Municipal	$9,145,098	$—	$24,863,040
Municipal Income	17,043,833	—	68,059,686
Long-Term Municipal	688,481	—	8,990,005
California Investment Quality	88,969	68,629	1,130,132
California Income	6,096,873	—	24,011,530
Florida Investment Quality	126,911	96,447	902,104
Florida Income	2,730,119	—	8,528,809
New Jersey Investment Quality	413,526	55,732	1,037,506
New Jersey Income	3,239,297	—	13,274,334
New York Investment Quality	464,889	26,367	1,780,286
New York Income	5,201,509	—	16,048,174

          For federal income tax purposes, the following Trusts had capital loss carryforwards at October 31, 2006, the Trust’s last tax year-end, except for New York Income, which had its last tax year-end at July 31, 2006. These amounts may be used to offset future realized capital gains, if any:

Trust	Capital Loss Carryforward Amount	Expires	Trust	Capital Loss Carryforward Amount	Expires

Investment Quality Municipal	$159,146	2012	California Income	$389,453	2010
	904,137	2014		124,338	2011

	$1,063,283			4,943,577	2012

Municipal Income	$11,431,206	2011		1,350,312	2014

	15,767,388	2012		$6,807,680

	4,991,782	2014	Florida Income	$796,318	2012

	$32,190,376		New Jersey Income	$610,058	2012

Long-Term Municipal	$1,005,040	2014	New York Income	$276,399	2012

          Accordingly, no capital gain distributions are expected to be paid to shareholders of a Trust until that Trust has net realized capital gains in excess of its capital loss carryforward amounts.

Reclassification of Capital Accounts: In order to present undistributed (distribution in excess of) net investment income (“UNII”) and accumulated net realized gain (“Accumulated Gain”) more closely to its tax character, the following accounts for each Trust were increased (decreased):

Trust	UNII	Accumulated Gain	PIC	Trust	UNII	Accumulated Gain

Investment Quality Municipal	$(115,255)	$115,255	$—	New Jersey Investment Quality	$(7,710)	$7,710
Municipal Income	9,324	602	(9,926)	New York Investment Quality	(4)	4
Long-Term Municipal	39,000	—	(39,000)	New York Income	(1,828)	1,828
California Investment Quality	(89)	89	—
Florida Investment Quality	(42)	42	—
Florida Income	(247)	247	—

Note 6. Capital

          There are 200 million of $0.01 par value common shares authorized for each of the Investment Quality Trusts. There are an unlimited number of $0.001 par value common shares authorized for the Income Trusts and Long-Term Municipal. Each Trust may classify or reclassify any unissued common shares into one or more series of Auction Market Preferred Shares (“preferred shares”). At October 31, 2006, the shares owned by an affiliate of the Advisor of Long-Term Municipal were 9,704.

          During the years ended October 31, 2006 and 2005, the following Trusts issued additional shares under their respective dividend reinvestment plans:

Trust	October 31, 2006	October 31, 2005

Municipal Income	183,235	72,096
Long-Term Municipal	34,238	—
California Income	45,581	—
Florida Income	14,192	2,650
New Jersey Income	42,417	3,854
New York Income	52,616	4,806

          Long-Term Municipal, which commenced investment operations on February 28, 2006, issued 13,049,704 common shares under the initial public offering. An additional 225,000 shares were issued by the underwriters’ exercising their over-allotment option. Offering costs incurred in connection with the offering of common shares have been charged against the proceeds from the initial common share offering in the amount of $381,825.

          As of October 31, 2006, each Trust had the following series of preferred shares outstanding as listed in the table below. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.

Trust	Series	Shares	Trust	Series	Shares

Investment Quality Municipal	T7	3,262	California Income	T7	2,639
	T28	2,600		R7	2,639
Municipal Income	M7	3,001	Florida Investment Quality	R7	340
	T7	3,001	Florida Income	T7	2,302
	W7	3,001	New Jersey Investment Quality	T7	300
	R7	3,001	New Jersey Income	R7	2,552
	F7	3,001	New York Investment Quality	F7	392
California Investment Quality	W7	300	New York Income	W7	2,195
				F7	2,195

          Dividends on seven-day preferred shares are cumulative at a rate which is reset every seven days based on the results of an auction. Dividends on 28-day preferred shares are cumulative at a rate which resets every 28 days based on the results of an auction. The dividend ranges and average on the preferred shares for each of the Trusts for the year ended October 31, 2006 were as follows:

Trust	Series	Low	High	Average	Trust	Series	Low	High	Average

Investment Quality Municipal	T7	2.12%	3.85%	3.15%	California Income	T7	2.12%	3.98%	3.05%
	T28	2.78	3.65	3.31		R7	2.00	3.50	2.97
Municipal Income	M7	2.70	3.82	3.27	Florida Investment Quality	R7	2.65	3.55	3.43
	T7	2.50	3.93	3.22	Florida Income	T7	2.20	3.75	3.15
	W7	2.30	3.99	3.18	New Jersey Investment Quality	T7	2.20	5.00	3.08
	R7	2.45	3.80	3.20	New Jersey Income	R7	2.00	3.98	3.07
	F7	2.40	3.70	3.18	New York Investment Quality	F7	2.25	5.00	3.04
California Investment Quality	W7	2.00	3.70	2.89	New York Income	W7	2.40	3.97	3.02
						F7	2.00	3.55	3.00

          A Trust may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

          The preferred shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust’s Declaration of Trust/Articles Supplementary, are not satisfied.

          The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares, voting as a separate class, are also entitled to elect two Trustees for each Trust. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, (b) change a Trust’s subclassification as a closed-end investment company or change its fundamental investment restrictions and (c) change its business so as to cease to be an investment company.

Note 7. Dividends

          Subsequent to October 31, 2006, the Board of each Trust declared dividends from undistributed earnings per common share payable December 1, 2006, to shareholders of record on November 15, 2006. The per share common dividends declared were as follows:

Trust	Common Dividend Per Share	Trust	Common Dividend Per Share

Investment Quality Municipal	$0.088250	Florida Income	$0.075375
Municipal Income II	0.082625	New Jersey Investment Quality	0.070125
Long-Term Municipal	0.068750	New Jersey Income	0.079625
California Investment Quality	0.070600	New York Investment Quality	0.073125
California Income	0.076074	New York Income	0.075339
Florida Investment Quality	0.070781

          The dividends declared on preferred shares for the period November 1, 2006 to November 30, 2006 for each of the Trusts were as follows:

Trust	Series	Dividends Declared	Trust	Series	Dividends Declared

Investment Quality Municipal	T7	$259,590	California Income	T7	$209,774
	T28	176,514		R7	158,129
Municipal Income	M7	194,075	Florida Investment Quality	R7	23,392
	T7	237,949	Florida Income	T7	187,728
	W7	236,929	New Jersey Investment Quality	T7	23,730
	R7	194,525	New Jersey Income	R7	161,363
	F7	197,676	New York Investment Quality	F7	24,880
California Investment Quality	W7	23,997	New York Income	W7	163,374
				F7	128,364

Note 8. Concentration Risk

          The Trusts concentrate their investments in securities issued by state agencies, other governmental entities and U.S. Territories. The Trusts are more susceptible to adverse financial, social, environmental, economic, regulatory and political factors that may affect these state agencies, other governmental entities and U.S. Territories, which could seriously affect the ability of these states and their municipal subdivisions to meet continuing obligations for principle and interest payments and therefore could impact the value of the Trusts’ investments and net asset value per share, than if the Trusts were not concentrated in securities issued by state agencies, other governmental entities and U.S. Territories.

          Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Portfolios of Investments.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of:
BlackRock Investment Quality Municipal Trust, Inc.
BlackRock Municipal Income Trust
BlackRock Long-Term Advantage Trust
BlackRock California Investment Quality Municipal Trust, Inc.
BlackRock California Municipal Income Trust
BlackRock Florida Investment Quality Municipal Trust, Inc.
BlackRock Florida Municipal Income Trust
BlackRock New Jersey Investment Quality Municipal Trust, Inc.
BlackRock New Jersey Municipal Income Trust
BlackRock New York Investment Quality Municipal Trust, Inc.
BlackRock New York Municipal Income Trust
(Collectively the “Trusts”)

          We have audited the accompanying statements of assets and liabilities of the Trusts, including the portfolios of investments, as of October 31, 2006, and the related statements of operations for the period then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

          We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trusts are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trusts as of October 31, 2006, the results of its operations for the period then ended, and the changes in its net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

January 2, 2007

DIVIDEND REINVESTMENT PLANS

          Pursuant to each Trust’s Dividend Reinvestment Plan (the “Plan”), common shareholders are automatically enrolled to have all distributions of dividends and capital gains reinvested by Computershare Trust Company, N.A. (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who elect not to participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

          At present after an Investment Quality Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participant’s account, by the purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open market purchases”). The Investment Quality Trusts do not presently issue any new shares under the Plan, which serves as agent for the shareholders in administering the Plan.

          After the Income Trusts and Long Term Municipal declare a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by open market purchases. If, on the dividend payment date, the net asset value per share (“NAV”) is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open market purchases.

          At a meeting of the Boards of Trustees of the Investment Quality Trusts on November 21, 2006, the Boards approved an amendment to the Dividend Reinvestment Plans of each Investment Quality Trust. Although the Plans presently permit shares to be purchases only the open market, as a result of the amendment, the Plans will permit purchases of newly issued shares on terms similar to the Income Trusts described in the next paragraph. The amendments will take effect on April 1, 2007.

          Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent and will receive certificates for whole Trust shares and a cash payment for any fraction of a Trust share.

          The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

          Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan, however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants who request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at 250 Royall Street, Canton, MA 02021, or (800) 699-1BFM.

INVESTMENT MANAGEMENT AGREEMENTS

          Under the 1940 Act, the continuation of each Trust’s investment management agreement generally is required to be approved annually by the Boards, including the Independent Trustees. At a meeting held on May 23, 2006, the Board of each Trust other than BTA, including the Independent Trustees, met to consider the annual continuation of each management agreement in effect prior to such date (the “Old Management Agreement”). The Old Management Agreement for BTA was not considered by the Trustees for annual continuation because it commenced operations in February of 2006, so such consideration was not required, and references to “each Trust” in the disclosure below relating the annual continuation of the Old Management Agreements should be read to mean each Trust other than BTA. The Trustees did, however, consider the New Management Agreement (defined below) for BTA for use following completion of the Transaction (defined Below). The Boards first considered the annual continuation of each Old Management Agreement without considering the impending acquisition by BlackRock, Inc. of the management business of Merrill Lynch & Co., Inc. (the “Transaction”). Because the Old Management Agreements needed to be reapproved whether or not the Transaction closes. Accordingly, it was appropriate to review each Old Management Agreement without considering the impending Transaction, and then to separately consider the impact of the Transaction on the Old Management Agreements.

          At the meeting on May 23, 2006, the Board of each Trust, including those trustees’/directors of each Trust who are not interested persons of the Trusts for purposes of the Investment Company Act of 1940, as amended, (the “Independent Trustees”), unanimously approved the continuance of each Old Management Agreement for each Trust with a contract considered for renewal and then approved a New Management Agreement for each Trust to take effect following the completion the Transaction (the “New Management Agreements”).

Information Received by the Boards

          To assist each Board in its evaluation of the Old Management Agreements, the Independent Trustees received information from BlackRock on or about April 22, 2006, which detailed, among other things: the organization, business lines and capabilities of BlackRock Advisors, LLC (formerly BlackRock Advisors, Inc., “BlackRock”) the sub-advisors, if any, for each Trust collectively the “Advisor,” including the responsibilities of various departments and key personnel and biographical information relating to key personnel; financial statements for BlackRock, PNC and each Trust; the advisory and/or administrative fees paid by each Trust to the Advisors, including comparisons, compiled by an independent third party, with the management fees of funds with similar investment objectives (“Peers”); the profitability of BlackRock and certain industry profitability analyses for advisors to registered investment companies; the expenses of BlackRock in providing the various services; non-investment advisory reimbursements and “fallout” benefits to BlackRock; the expenses of each Trust, including comparisons of the respective Trust’s expense ratios (both before and after any fee waivers) with the expense ratios of its Peers; and each Trust’s performance for the past one-, three-, five- and ten-year periods, when applicable, and each Trust’s performance compared to its Peers. This information supplemented the information received by each Board throughout the year regarding each Trust’s performance, expense ratios, portfolio composition, trade execution and compliance.

          In addition to the foregoing materials, independent legal counsel to the Independent Trustees provided a legal memorandum outlining, among other things, the duties of each Board under the 1940 Act, as well as the general principles of relevant law in reviewing and approving advisory contracts, the requirements of the 1940 Act in such matters, an advisor’s fiduciary duty with respect to advisory agreements and compensation, and the standards used by courts in determining whether investment company boards of trustees have fulfilled their duties as well as factors to be considered by the boards in voting on advisory agreements.

          The Independent Trustees reviewed this information and discussed it with independent counsel in executive session prior to the Board meeting. At the Board meeting on May 23, 2006, BlackRock made a presentation to and responded to additional questions from the Boards. After the presentations and after additional discussion, each Board considered each Old Management Agreement and, in consultation with independent counsel, reviewed the factors set out in judicial decisions and SEC statements relating to the renewal of the Old Management Agreements.

Matters Considered by the Boards

The Old Management Agreements

          In connection with their deliberations with respect to the Old Management Agreements, the Boards considered all factors they believed relevant with respect to each Trust, including the following: the nature, extent and quality of the services to be provided by the Advisors; the investment performance of each Trust; the costs of the services to be provided and profits to be realized by the Advisors and their affiliates from their relationship with the Trusts; the extent to which economies of scale would be realized as the BlackRock closed-end fund complex grows; and whether BlackRock realizes other benefits from its relationship with the Trusts.

          Nature and Quality of Investment Advisory and Sub-Advisory Services. In evaluating the nature, extent and quality of the Advisors’ services, each Board reviewed information concerning the types of services that the Advisors provide and are expected to provide to each Trust, including narrative and statistical information concerning each Trust’s performance record and how such performance compares to each Trust’s Peers, information describing BlackRock’s organization and its various departments, the experience and responsibilities of key personnel and available resources. The Boards noted the willingness of the personnel of BlackRock to engage in open, candid discussions with the Boards. Each Board further considered the quality of the Advisors’ investment process in making portfolio management decisions. Given the Boards’ experience with BlackRock, the Boards noted that they were familiar with and continue to have a good understanding of the organization, operations and personnel of BlackRock. The Boards also noted that the formation of Portfolio Review Committees and a Compliance Committee had helped each Board to continue to improve their understanding of BlackRock’s organization, operations and personnel.

          In addition to advisory services, the Independent Trustees considered the quality of the administrative or non-investment advisory services provided to the Trusts. In this regard, the Advisors provide each Trust with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Trusts) and officers and other personnel as are necessary for the operation of the respective Trust. In addition to investment management services, the Advisors and their affiliates provide each Trust with services such as:

preparing shareholder reports and communications, including annual and semi-annual financial statements and Trust websites; communications with analysts to support secondary market trading; assisting with daily accounting and pricing; preparing periodic filings with regulators and stock exchanges; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal and compliance support (such as helping to prepare proxy statements and responding to regulatory inquiries); and performing other Trust administrative tasks necessary for the operation of the respective Trust (such as tax reporting and fulfilling regulatory filing requirements). The Boards considered the Advisors’ policies and procedures for assuring compliance with applicable laws and regulations.

          Investment Performance of the Trusts. As previously noted, the Boards received performance information regarding each Trust and its Peers. Among other things, the Boards received materials reflecting each Trust’s historic performance and each Trust’s performance compared to its Peers. More specifically, each Trust’s one-, three-, five- and ten-year total returns (when applicable) were evaluated relative to its respective Peers (including the performance of individual Peers as well as the Peers’ median performance).

          The Boards reviewed a narrative analysis of the third-party Peer rankings, prepared by BlackRock at the Boards’ request. The summary placed the Peer rankings into context by analyzing various factors that affect these comparisons. In evaluating the performance information, in certain limited instances, the Boards noted that the Peers most similar to a given Trust still would not adequately reflect such Trust’s investment objectives and strategies, thereby limiting the usefulness of the comparisons of such Trust’s performance with that of its Peers. The Boards noted that each Trust other than RAA, RFA, RNJ and RNY had performed better than or equal to the median of their Peers and benchmarks in each of the past one-, three- and five-year periods (if applicable).

          With respect to BKN, RAA, RNJ and RNY, the Boards noted that each of these Trusts had out-performed its benchmark for at least two of the one- , three- and five-year periods, and that RFA had out-performed its benchmark for only the one-year period. The Boards further noted each of these Trusts had under performed its peers for at least one of the one-three-and five year periods and that the Advisors generally limited lengthening the duration of these Trusts in response to changes in interest rates because the shorter duration bonds held by these Trusts generally had yields higher than the coupons on longer duration bonds, the Advisors believed these Trusts were better able to maintain their dividend levels, albeit at the expense of a lower total return than the Trusts may have been able to achieve with a longer duration portfolio. In addition, RAA, RFA, RNJ and RNY are the smallest funds among each of their respective Peers and their small size negatively affects their performance relative to their Peers.

          After considering this information, the Boards concluded that the performance of each Trust, in light of and after considering the other facts and circumstances applicable to each Trust, supports a conclusion that each Trust’s Old Management Agreement should be renewed.

          Fees and Expenses. In evaluating the management fees and expenses that a Trust is expected to bear, the Boards considered each Trust’s management fee structure and the Trust’s expected expense ratios in absolute terms as well as relative to the fees and expense ratios of applicable Peers. In reviewing fees, each Board, among other things, reviewed comparisons of each Trust’s gross management fees before and after any applicable reimbursements and fee waivers and total expense ratios before and after any applicable waivers with those of the applicable Peers. The Boards also reviewed a narrative analysis of the Peer rankings that was prepared by an independent third party and summarized by BlackRock at the request of the Boards. This summary placed the rankings into context by analyzing various factors that affect these comparisons.

          The Boards, noted that, of the ten Trusts with Old Management Agreements subject to annual continuation, BKN, BFK, BFZ, BNJ and BNY pay fees lower than or equal to the median fees paid by their Peers in each of (i) contractual management fees payable by a Trust prior to any expense reimbursements or fee waivers (“contractual management fees”), (ii) actual management fees paid by a Trust after taking into consideration expense reimbursements and fee waivers (“actual management fees”) and (iii) total expenses. The remaining five Trusts are worse than the median of their Peers in at least one of (a) contractual management fees, (b) actual management fees or (c) total expenses. The Board noted the following reasons why these five Trusts have contractual or actual management fees or total expenses higher than the median of their Peers:

•

Small Trusts. The Boards of RAA, RFA and RNJ noted that each of these Trusts incurs total expenses that are worse than the median of their Peers (and that RFA also pays actual management fees that are worse than the median of its Peers by a de minimis amount). The Boards noted that because each of these Trusts are small relative to their Peers, the fixed costs associated with operating these Trusts adversely affect their expense ratios. Each of these Trusts pays contractual management fees that are better than or equal to the median of their respective Peers.

•

De minimis. The Boards of RNY noted that this Trust pays actual management fees no more than four basis points worse than the median of its Peers and has contractual management fees and incurs total expenses that are better than the median of its Peers. The Board of BBF noted that BBF pays actual management fees and incurs total expenses that are better than the median of it peers, but that it has contractual management fees less than three basis points worse than the median of its Peers.

          The Boards also compared the management fees charged to the Trusts by the Advisors to the management fees the Advisors charge other types of clients (such as open-end investment companies and separately managed institutional accounts). With respect to open-end investment companies, the management fees charged to the Trusts generally were higher than those charged to the open-end investment companies. The Boards also noted that the Advisors provide the Trusts with certain services not provided to open-end funds, such as leverage management in connection with the issuance of preferred shares, stock exchange listing compliance requirements, rating agency compliance with respect to the leverage employed by the Trusts and secondary market support and other services not provided to the Trusts, such as monitoring of subscriptions and redemptions. With respect to separately managed institutional accounts, the management fees for such accounts were generally lower than those charged to the comparable Trusts. The Boards noted, however, the various services that are provided and the costs incurred by the Advisors in managing and operating the Trusts. For instance, the Advisors and their affiliates provide numerous services to the Trusts that are not provided to institutional accounts including, but not limited to: preparing shareholder reports and communications, including annual and semi-annual financial statements; preparing periodic filings with regulators and stock exchanges; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; income monitoring; expense budgeting; preparing proxy statements; and performing other Trust administrative tasks necessary for the operation of the respective Trust (such as tax reporting and fulfilling regulatory filing requirements). Further, the Boards noted the increased compliance requirements for the Trusts in light of new SEC regulations and other legislation. These services are generally not required to the same extent, if at all, for separate accounts.

          In connection with the Boards’ consideration of this information, the Boards reviewed the considerable investment management experience of the Advisors and considered the high level of investment management, administrative and other services provided by the Advisors. In light of these factors and the other facts and circumstances applicable to each Trust, the Boards concluded that the fees paid and expenses incurred by each Trust under its Old Management Agreements supports a conclusion that each Trust’s Old Management Agreements should be renewed.

          Profitability. The Trustees also considered BlackRock’s profitability in conjunction with their review of fees. The Trustees reviewed BlackRock’s revenues, expenses and profitability margins on an after-tax basis. In reviewing profitability, the Trustees recognized that one of the most difficult issues in determining profitability is establishing a method of allocating expenses. The Trustees also reviewed BlackRock’s assumptions and methodology of allocating expenses, noting the inherent limitations in allocating costs among various advisory products. The Boards also recognized that individual fund or product line profitability of other advisors is generally not publicly available.

          The Boards recognized that profitability may be affected by numerous factors including, among other things, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited. Nevertheless, to the extent available, the Boards considered BlackRock’s pre-tax profit margin compared to the pre-tax profitability of various publicly traded investment management companies and/or investment management companies that publicly disclose some or all of their financial results. The comparison indicated that BlackRock’s pre-tax profitability was in the second quartile of the fifteen companies compared (including BlackRock), with the most profitable quartile being ranked first and the least profitable quartile being ranked fourth.

          In evaluating the reasonableness of the Advisor” compensation, the Boards also considered any other revenues paid to the Advisors, including partial reimbursements paid to the Advisors for certain non-investment advisory services. The Boards noted that these payments were less than the Advisors’ costs for providing these services. The Boards also considered indirect benefits (such as soft dollar arrangements) that the Advisors and their affiliates are expected to receive that are attributable to their management of the Trusts.

          In reviewing each Trust’s fees and expenses, the Boards examined the potential benefits of economies of scale, and whether any economies of scale should be reflected in the Trusts’ fee structures, for example through the use of breakpoints. In this connection, the Boards reviewed information provided by BlackRock, noting that most closed-end fund complexes do not have fund-level breakpoints, as closed-end funds generally do not experience substantial growth after their initial public offering and each fund is managed independently, consistent with its own investment objectives. The Boards also noted that the one registered closed-end investment company managed by BlackRock has a breakpoint in its fee structure, but that fund that was inherited by BlackRock when it took over managing the fund from another manager and that BlackRock simply retained the structure it inherited. The information also revealed that only one closed-end fund complex used a complex-level breakpoint structure, and that this complex generally is homogeneous with regard to the types of funds managed and is about four times as large as the Trusts’ complex.

          The Boards concluded that BlackRock’s profitability, in light of all the other facts and circumstances applicable to each Trust, supports a conclusion that each Trust’s Old Management Agreements should be renewed.

          Other Benefits. In evaluating fees, the Boards also considered indirect benefits or profits the Advisors or their affiliates may receive as a result of their relationships with the Trusts. The Trustees, including the Independent Trustees, considered the intangible benefits that accrue to the Advisors and their affiliates by virtue of their relationships with the Trusts, including potential benefits accruing to the Advisors and their affiliates as a result of participating in offerings of the Trusts’ shares, potentially stronger relationships with members of the broker-dealer community, increased name recognition of the Advisors and their affiliates, enhanced sales of other investment funds and products sponsored by the Advisors and their affiliates and increased assets under management which may increase the benefits realized by the Advisors from soft dollar arrangements with broker-dealers. The Boards also considered the unquantifiable nature of these potential benefits.

          Miscellaneous. During the Boards’ deliberations in connection with the Old Management Agreements, the Boards were aware that the Advisor pays compensation, out of its own assets, to the lead underwriter and to certain qualifying underwriters of many of its closed-end funds, and to employees of the Advisors’ affiliates that participated in the offering of such funds. The Boards considered whether the management fee met applicable standards in light of the services provided by the Advisors, without regard to whether the Advisors ultimately pay any portion of the anticipated compensation to the underwriters.

          Conclusion with respect to the Old Management Agreements. In reviewing the Old Management Agreements without considering the impending Transaction, the Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees, including the Independent Trustees, unanimously determined that each of the factors described above, in light of all the other factors and all of the facts and circumstances applicable to each respective Trust, was acceptable for each Trust and supported the Trustees’ conclusion that the terms of each Old Management Agreement were fair and reasonable, that the respective Trust’s fees are reasonable in light of the services provided to the respective Trust, and that each Old Management Agreement should be approved.

          The Transaction

          On September 29, 2006, Merrill Lynch contributed its investment management business, MLIM, to BlackRock, one of the largest publicly traded investment management firms in the United States and the parent company of the Advisor, to form a new asset management company that is one of the world’s preeminent, diversified global money management organizations with approximately $1 trillion in assets under management. Based in New York, BlackRock manages assets for institutional and individual investors worldwide through a variety of equity, fixed income, cash management and alternative investment products. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members. The new company offers a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the United States and in non-U.S. markets. It has over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe. Merrill Lynch owns no more than 49.8% of the total capital stock of the new company on a fully diluted basis and it owns no more than 45% of the new company’s voting power, and The PNC Financial Services Group, LLC. (“PNC”), which previously held a majority interest in BlackRock, retains approximately 34% of the new company’s common stock. Each of Merrill Lynch and PNC has agreed that it will vote all of its shares on all matters in accordance with the recommendation of BlackRock’s board of directors.

The New Management Agreements

          Consequences of the Transaction. On February 23, 2006, April 21, 2006 and May 23, 2006 members of BlackRock management made presentations on the Transaction to the Trustees and the Trustees discussed with management and amongst themselves management’s general plans and intentions regarding the Trusts, including the preservation, strengthening and growth of BlackRock’s business and its combination with MLIM’s business. The Boards also inquired about the plans for and anticipated roles and responsibilities of certain BlackRock employees and officers after the Transaction. The Independent Trustees also met in executive session to discuss the Transaction. After these meetings, BlackRock continued to update the Boards with respect to its plans to integrate the operations of BlackRock and MLIM and the potential impact of those plans on the Trusts as those plans were further developed.

          At the Board meeting on May 23, 2006, after considering and approving the Old Management Agreements, the Boards (including the Independent Trustees) then considered the information received at or prior to the meeting and the consequences of the Transaction to each Trust, including, among other things:

          (i) that BlackRock, MLIM and their investment advisory subsidiaries are experienced and respected asset management firms, and that BlackRock advised the Boards that in connection with the completion of the Transaction, it intends to take steps to combine the investment management operations of BlackRock and MLIM, which, among other things, may involve sharing common systems and procedures, employees (including portfolio managers), investment and trading platforms, and other resources. Furthermore, these combination processes will result in changes to the portfolio management teams for each of the Trusts;

          (ii) that BlackRock advised the Boards that following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Trusts and their shareholders by the Advisors, including compliance services;

(iii) that BlackRock advised the Boards that it has no present intention to alter the expense waivers and reimbursements currently in effect for certain of the Trusts;

          (iv) the experience, expertise, resources and performance of MLIM that will be contributed to BlackRock after the closing of the Transaction and their anticipated impact on BlackRock’s ability to manage the Trusts;

(v) that BlackRock and MLIM would derive benefits from the Transaction and that as a result, they have a financial interest in the matters that were being considered;

(vi) the potential effects of regulatory restrictions on the Trusts as a result of Merrill Lynch’s equity stake in BlackRock after the Transaction;

(vii) the fact that each Trust’s aggregate investment advisory and sub-advisory fees payable under the New Management Agreements and the Old Management Agreements are identical;

          (viii) the terms of the New Management Agreements, including the differences from the Old Management Agreements (see “Comparison of the Old Management Agreements to the New Management Agreements” above);

(ix) that the Trusts would not bear the costs of obtaining shareholder approval of the New Management Agreements; and

          (x) that BlackRock and Merrill Lynch have agreed to conduct their respective businesses (and use reasonable best efforts to cause their respective affiliates to conduct their respective businesses) to enable the conditions of Section 15(f) to be true in relation to any registered investment companies advised by MLIM and registered under the 1940 Act and have agreed to the same conduct in relation to the BlackRock registered investment companies to the extent it is determined the Transaction is an assignment under the 1940 Act.

          Nature and Quality of Investment Advisory and Sub-Advisory Services. The Boards considered the expected impact of the Transaction on the operations, facilities, organization and personnel of the Advisors, the potential implications of regulatory restrictions on the Trusts following the Transaction and the ability of the Advisors to perform their duties after the Transaction. The Boards considered that the services to be provided and the standard of care under the New Management Agreements are the same as under the Old Management Agreements. The Boards also considered statements by management of BlackRock that, in connection with integrating the operations of the Advisors and MLIM, the objective was to preserve the best of both organizations in order to enhance BlackRock’s ability to provide investment advisory services following completion of the Transaction.

          The Boards noted that it is impossible to predict with certainty the impact of the Transaction on the nature, quality and extent of the services provided by the Advisors to the Trusts, but concluded based on the information currently available and in light of all of the current facts and circumstances, that the Transaction is likely to provide the Advisors with additional resources with which to serve the Trusts and was not expected to adversely affect the nature, quality and extent of the services to be provided to the Trusts and their shareholders by the Advisors and was not expected to materially adversely affect the ability of the Advisors to provide those services.

          At the May 23, 2006 meeting of the Boards, BlackRock informed the Boards that, following completion of the Transaction, a team primarily comprised of MLIM professionals would manage the portfolios of those Trusts. BlackRock discussed with the Boards the reasons for this proposed change. BlackRock also informed the Boards that it intended to provide additional information to the Boards with respect to this proposed change at the August meetings of the Boards for the Boards’ consideration at that time. If the Boards did not object to this change, the following team members generally would oversee investment policies for those Trusts that invest primarily in municipal securities. This team is one of the largest managers of municipal debt with approximately $67.5 billion in assets under management as of March 31, 2006, including 31 closed-end investment companies with $16.2 billion in assets, $8 billion in retail separate accounts and nine open-end mutual funds with $4.1 billion in assets. The team members are:

•	Robert A. DiMella. Mr. DiMella has been a Managing Director of MLIM since 2004 and was a Director from 2002 to 2004. He has been a portfolio manager with MLIM since 1993.

•	William R. Bock. Mr. Bock has been a Director of MLIM since 2005, and was a Vice President from 1989 to 2005. Mr. Bock has been a portfolio manager with MLIM since 1989.

•

Timothy T. Browse. Mr. Browse has been a Vice President (Municipal Tax-Exempt Fund Management) of and portfolio manager with MLIM since 2004. He was also Vice President, Portfolio Manager and team leader of the Municipal Investments Team with Lord Abbett & Co. from 2000 to 2003.

•	Theodore R. Jaeckel, Jr., CFA. Mr. Jaeckel has been a Director (Municipal Tax-Exempt Fund Management) of MLIM since 1997. Mr. Jaeckel has been a portfolio manager with MLIM since 1991.

•

Walter O’Connor. Mr. O’Connor has been a Managing Director of MLIM since 2003, was a Director of MLIM from 1998 to 2003 and was a Vice President of MLIM from 1992 to 1998. He has been a portfolio manager with MLIM since 1991.

•	Robert D. Sneeden. Mr. Sneeden has been a Vice President of MLIM since 1998 and was an Assistant Vice President from 1994 to 1998. Mr. Sneeden has been a portfolio manager with MLIM since 1994.

          Investment Performance of the Trusts. The Boards examined MLIM’s investment performance with respect to its closed-end funds. The Boards noted the Advisors’ and MLIM’s considerable investment management experience and capabilities. The Boards considered this information together with the level of services expected to be provided to the Trusts. Although the Boards noted that it is impossible to predict the effect, if any, that consummation of the Transaction would have on the future performance of the Trusts, the Boards concluded that the information currently available, in light of all of the current facts and circumstances, supported approving the New Management Agreements.

          Fees. The Boards noted that the fees payable by the Trusts under the New Management Agreements are identical to the fees payable under the Old Management Agreements. The Boards also considered the fees paid by the MLIM closed-end funds. In light of (i) the Boards’ approval of the fees paid by each Trust pursuant to the Old Management Agreements at the May 23, 2006 meeting, (ii) the fact that no change to the fees paid by any Trust was proposed solely as a result of the Transaction, and (iii) the Boards’ earlier conclusion with respect to the services expected to be provided to the Trusts under the New Management Agreements, the Boards concluded that the fee structure under the New Management Agreements was reasonable.

          Profitability. Management of the Advisors stated to the Boards that, following the Transaction, the current intention is to continue to determine profitability and report profitability to the Boards in the same way as they did prior to the Transaction, subject to management’s desire to preserve the best practices of MLIM. Management of the Advisors stated that any changes in the methods used to determine profitability and report profitability to the Boards would be discussed with the Boards. The Boards considered the potential for increased economies of scale as a result of the Transaction and whether any economies of scale should be reflected in the Trusts’ fee structures. The Boards also considered that the process of integrating the operations of the Advisors and MLIM was in the early stages and that considerable expense would be incurred in connection with integrating such operations, all of which made it difficult to conclude that economies of scale would be realized as a result of the Transaction. In light of the foregoing, the Boards concluded that, at this time, no changes were necessary to the fee structure of the Trusts as a result of the Transaction.

          Other Benefits. In evaluating ancillary benefits to be received by the Advisors and their affiliates under the New Management Agreements, the Boards considered whether the Transaction would have an impact on the ancillary benefits received by the Advisor by virtue of the Old Management Agreements. Based on its review of the materials provided, including materials received in connection with its approval of the continuance of each Old Management Agreement earlier at the May 23, 2006 meetings of the Boards and its discussions with the Advisors, the Boards noted that such benefits were difficult to quantify with certainty at this time and indicated that it would continue to evaluate them going forward.

          Conclusion with respect to the New Management Agreements. The Trustees did not identify any single consequence of the Transaction discussed above as all-important or controlling. The Boards determined that all of the factors referred to in their evaluation of the Old Management Agreements described above under “Matters Considered by the Boards – The Old Management Agreements” are applicable to the evaluation of the New Management Agreements and concluded that these factors, in light of all the other factors and all of the facts and circumstances applicable to each Trust, were acceptable for each Trust and supported the Trustees’ conclusion that the terms of each New Management Agreement were fair and reasonable, that the fees in each New Management Agreement are fair and reasonable in light of the services provided to the respective Trust and that each New Management Agreement should be approved.

Shareholder Meeting

          At the shareholder meeting for each Trust held on August 23, 2006, the shareholders of each Trust approved the New Management Agreement for each Trust.

ADDITIONAL INFORMATION

60 Day Notice

          We are required by the Internal Revenue Code to advise you within 60 days of a Trust’s tax year-end as to the federal tax status of dividends paid by the Trusts during such tax year. All of the net investment income distributions paid by the BlackRock Closed-End Funds (Municipal Bond Trust - BBK, California Municipal Bond Trust - BZA, Florida Municipal Bond Trust - BIE, Maryland Municipal Bond Trust - BZM, New Jersey Municipal Bond Trust - BLJ, New York Municipal Bond Trust - BQH, Virginia Municipal Bond Trust - BHV, Investment Quality Municipal Trust - BKN, Municipal Income Trust - BFK, Long-Term Advantage Trust - BTA, California Investment Quality Municipal Trust - RAA, California Municipal Income Trust - BFZ, Florida Investment Quality Municipal Trust - RFA, Florida Municipal Income Trust - BBF, New Jersey Investment Quality Municipal Trust - RNJ, New Jersey Municipal Income Trust - BNJ, and New York Investment Quality Municipal Trust - RNY) during the taxable year ended October 31, 2006 qualify as tax-exempt interest dividends for federal income tax purposes.

          Additionally, the following summarizes the taxable per share distributions paid by the Fund during the year:

	Payable Date	Long-Term Capital Gains	Short-Term Capital Gains

Florida Investment Quality Municipal Trust – RFA

Common Shareholders	12/30/2005	$0.129658
	08/01/2006	$0.123660	$0.001930
Preferred Shareholders
Series R7	11/25/2005	$13.90
Series R7	12/02/2005	$13.42
Series R7	12/09/2005	$19.66
Series R7	12/16/2005	$12.42
Series R7	12/23/2005	$13.84
Series R7	07/21/2006	$16.54
Series R7	07/28/2006	$21.58
Series R7	08/04/2006	$21.58
Series R7	08/11/2006	$21.82
Series R7	08/18/2006	$03.83

New Jersey Investment Quality Municipal Trust – RNJ

Common Shareholders	12/30/2005	$0.063528
	08/01/2006	$0.062110
Preferred Shareholders
Series T7	11/30/2005	$18.70
Series T7	12/07/2005	$18.94
Series T7	12/14/2005	$03.61
Series T7	07/18/2006	$17.50
Series T7	07/25/2006	$18.22

New York Investment Quality Municipal Trust – RNY

Common Shareholders	12/30/2005	$0.042744
	08/01/2006	$0.040900
Preferred Shareholders
Series F7	11/28/2005	$12.23
Series F7	12/05/2005	$10.48
Series F7	07/17/2006	$17.02
Series F7	07/24/2006	$11.84

Municipal Bond Trust – BBK

Common Shareholders	08/01/2006	$0.090870

Preferred Shareholders
Series R7	07/21/2006	$17.74
Series R7	07/28/2006	$21.58
Series R7	08/04/2006	$21.58
Series R7	08/11/2006	$03.67

	Payable Date	Long-Term Capital Gains	Short-Term Capital Gains

New Jersey Municipal Bond Trust – BLJ

Common Shareholders	08/01/2006	$0.063760

Preferred Shareholders
Series T7	07/19/2006	$14.86
Series T7	07/26/2006	$22.83
Series T7	08/02/2006	$07.32

Shareholder Meetings

          A Special Meeting of Shareholders of the BlackRock Closed-End Funds was held on August 23, 2006 for shareholders of record as of June 5, 2006, to approve a new Investment Management Agreement and Sub-Advisory Agreement for each of the following Trusts:

          Approved the Investment/Management Agreement as follows:

	Votes For	Votes Against	Votes Abstain

Investment Quality Municipal	7,898,427	1,458,316	493,656
Municipal Income	22,568,024	1,005,859	1,335,448
California Investment Quality[1]	509,602	295,994	32,888
California Income	7,481,480	289,785	570,631
Florida Investment Quality	591,086	9,089	36,220
Florida Income	3,402,507	109,854	135,112
New Jersey Investment Quality	530,319	33,406	13,416
New Jersey Income	3,895,384	212,871	256,415
New York Investment Quality	614,395	17,748	74,270
New York Income	6,132,380	306,273	440,206

          Approved the Sub-Advisory Agreement as follows:

	Votes For	Votes Against	Votes Abstain

Municipal Income	22,552,347	1,022,928	1,334,056
California Income	7,507,133	276,055	558,708
Florida Income	3,383,336	122,244	141,893
New Jersey Income	3,893,372	231,097	240,201
New York Income	6,140,367	296,008	442,484

[1]	- The Special Meeting of Shareholders was adjourned until September 22, 2006.

          The Joint Annual Meeting of Shareholders was held on May 23, 2006 for shareholders of record as of February 28, 2006, to elect a certain number of Trustees for each of the following Trusts to three-year terms expiring in 2009:

          Approved the Class I Directors/Trustees as follows:

	Richard E. Cavanagh		R. Glenn Hubbard

	Votes For	Votes Withheld	Votes For	Votes Withheld

Investment Quality Municipal	15,983,505	148,893	15,995,182	137,216
Municipal Income	41,676,653	458,678	N/A	N/A
California Investment Quality	701,497	272,014	N/A	N/A
California Income	14,703,616	99,682	N/A	N/A
Florida Investment Quality	1,049,448	2,508	N/A	N/A
Florida Income	6,358,106	70,819	N/A	N/A
New Jersey Investment Quality	919,674	12,568	N/A	N/A
New Jersey Income	7,336,349	50,283	N/A	N/A
New York Investment Quality	1,236,670	7,224	N/A	N/A
New York Income	12,188,221	121,464	N/A	N/A

          Approved the Class II Directors/Trustees as follows:

	Frank J. Fabozzi[1]		Kathleen F. Feldstein[1]		Ralph L. Schlosstein

	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

Investment Quality Municipal	N/A	N/A	5,149	85	N/A	N/A
Municipal Income	14,156	184	14,156	184	41,674,170	461,161
California Investment Quality	N/A	N/A	253	—	N/A	N/A
California Income	4,344	—	4,343	1	14,699,161	104,137
Florida Investment Quality	N/A	N/A	340	—	N/A	N/A
Florida Income	2,301	—	2,290	11	6,360,306	68,619
New Jersey Investment Quality	N/A	N/A	300	—	N/A	N/A
New Jersey Income	2,466	—	2,466	—	7,333,579	53,053
New York Investment Quality	N/A	N/A	387	4	N/A	N/A
New York Income	4,365	17	4,365	17	12,188,221	121,464

          Elected the Class III Directors/Trustees as follows:

	Andrew F. Brimmer		Kent Dixon		Robert S. Kapito

	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

California Investment Quality	701,497	272,014	701,497	272,014	701,497	272,014
Florida Investment Quality	1,049,448	2,508	1,049,448	2,508	1,049,448	2,508
New Jersey Investment Quality	921,074	11,168	921,074	11,168	921,074	11,168
New York Investment Quality	1,236,645	7,249	1,236,645	7,249	1,233,656	10,238

          The following Trust had an additional proposal (Proposal #3) to amend its respective Certificate of Designation or Statement of Preferences, as appropriate, to revise the language regarding preferred shares to allow the Trusts to follow the most recent guidelines of S&P, Moody’s or Fitch ratings, as appropriate, for credit rating criteria in effect from time to time to maintain a “AAA” rating on preferred shares1:

	Votes For	Votes Against	Votes Withheld

Investment Quality Municipal	5,203	7	24
California Investment Quality	253	—	—
Florida Investment Quality	338	2	—
New Jersey Investment Quality	298	2	—
New York Investment Quality	381	10	—

[1]	Voted on by holders of preferred shares only.

          Each Trust listed for trading on the New York Stock Exchange (“NYSE”) has filed with the NYSE its annual chief executive officer certification regarding compliance with the NYSE’s listing standards and each Trust listed for trading on the American Stock Exchange (“AMEX”) has filed with the AMEX its corporate governance certification regarding compliance with the AMEX’s listing standards. All of the Trusts have filed with the Securities and Exchange Commission the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

          The Trusts do not make available copies of their respective Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of such Trust’s offering and the information contained in each Trust’s Statement of Additional Information may have become outdated.

          During the period, there were no material changes in any Trust’s investment objective or policies or to any Trust’s charters or by-laws that were not approved by the shareholders or in the principle risk factors associated with investment in the Trusts.

          Quarterly performance, semi-annual and annual reports and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www1.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

          Certain of the officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor: Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisor, Donald Burke, Anne Ackerley, Bartholomew Battista, Vincent Tritto and Brian Kindelan—Managing Directors of the Advisor and the Sub-Advisor, Neal Andrews and James Kong—Managing Directors of the Sub-Advisor.

Important Information Regarding the BlackRock Closed-End Funds Annual Investor Update

          The Annual Investor Update (“Update”) is available on the Internet and may be accessed through BlackRock’s website at http://www1.blackrock.com. The Update provides information on the fixed income markets and summaries of BlackRock Closed-End Funds’ investment objectives and strategies. It also contains recent news regarding the BlackRock Closed-End Funds.

          Historically, BlackRock provided this information in materials mailed with the Trusts’ Annual report. However, we believe that making this information available through BlackRock’s website allows us to communicate more fully and efficiently with the Trusts’ shareholders.

          If you would like to receive a hard copy of the BlackRock Closed-End Funds Annual Investor Update, please call (800) 699-1BFM.

SECTION 19 NOTICES

          Set forth below is a summary of distributions which required each Trust, if any, to notify shareholders of the type of distributions paid pursuant to Section 19 of the Investment Company Act of 1940. Section 19 requires each Trust to accompany dividend payments with a notice if any part of that payment is from a source other than accumulated net investment income, not including profits or losses from the sale of securities or other properties. These notices are not for tax reporting purposes and were provided only for informational purposes in order to comply with the requirements of Section 19. In January 2007, after the completion of each Trust’s tax year, shareholders will receive a Form 1099-DIV which will reflect the amount of income, capital gain and return of capital paid by the Trust taxable in calendar year 2006 and reportable on your 2006 federal and other income tax returns.

	Date of Distribution	Total Distributions	Net Investment Income	Distributions from proceeds from the sale of securities	Distributions from return of capital

Long-Term Municipal	September 2006	$0.06875	$0.06424	$—	$0.00451
	October 2006	$0.06875	$0.05665	$—	$0.01210
Florida Investment Quality	July 2006	$0.12559	$—	$0.12559	$—
New Jersey Investment Quality	July 2006	$0.06211	$—	$0.06211	$—
New York Investment Quality	July 2006	$0.04090	$—	$0.04090	$—

DIRECTORS/TRUSTEES INFORMATION (Unaudited)

Name, address, age	Current positions held with the Trusts	Term of office and length of time served	Principal occupations during the past five years	Number of portfolios overseen within the fund complex[1]	Other Directorships held outside the fund complex[1]	Events or transactions by reason of which the Trustee is an interested person as defined in Section 2(a) (19) of the 1940 Act

Interested Directors/Trustees[2]

Ralph L. Schlosstein BlackRock, Inc. 40 East 52nd Street New York, NY 10022 Age: 55	Chairman of the Board[3]	3 years4/since inception	Director since 1999 and President of BlackRock, Inc. since its formation in 1998 and of BlackRock, Inc.’s predecessor entities since 1988. Member of the Management Committee and Investment Strategy Group of BlackRock, Inc. Formerly, Managing Director of Lehman Brothers, Inc. and Co-head of its Mortgage and Savings Institutions Group. Chairman and President of the BlackRock Liquidity Funds and Director of several of BlackRock’s alternative investment vehicles.	68

Member of the Visiting Board of Overseers of the John F. Kennedy School of Government at Harvard University, a member of the board of the Financial Institutions Center of The Wharton School of the University of Pennsylvania, a trustee of the American Museum of Natural History, a trustee of Trinity School in New York City, a member of the Board of Advisors of Marujupu LLC, and a trustee of New Visions for Public Education of The Public Theater in New York City and the James Beard Foundation. Formerly, a director of Pulte Corporation, the nation’s largest homebuilder, a Trustee of Denison University and a member of Fannie Mae’s Advisory Council.

						Director and President of the Advisor.

Robert S. Kapito BlackRock, Inc. 40 East 52nd Street New York, NY 10022 Age: 49	President and Trustee	3 years4/since August 22, 2002	Vice Chairman of BlackRock, Inc. Head of the Portfolio Management Group. Also a member of the Management Committee, the Investment Strategy Group, the Fixed Income and Global Operating Committees and the Equity Investment Strategy Group. Responsible for the portfolio management of the Fixed Income, Domestic Equity and International Equity, Liquidity, and Alternative Investment Groups of BlackRock.	58	Chairman of the Hope and Heroes Children’s Cancer Fund. President of the Board of Directors of the Periwinkle National Theatre for Young Audiences.	Director and Vice Chairman of the Advisor.

DIRECTORS/TRUSTEES INFORMATION (Unaudited) (Continued)

Name, address, age	Current positions held with the Trusts	Term of office and length of time served	Principal occupations during the past five years	Number of portfolios overseen within the fund complex[1]	Other Directorships held outside the fund complex

Independent Trustees

Andrew F. Brimmer P.O. Box 4546 New York, NY 10163-4546 Age: 80	Lead Trustee Audit Committee Chairman[5]	3 years4/since inception	President of Brimmer & Company, Inc., a Washington, D.C.-based economic and financial consulting firm, also Wilmer D. Barrett Professor of Economics, University of Massachusetts – Amherst. Formerly member of the Board of Governors of the Federal Reserve System. Former Chairman, District of Columbia Financial Control Board.	58

Former Director of CarrAmerica Realty Corporation and Borg- Warner Automotive, Airborne Express, BankAmerica Corporation (Bank of America), BellSouth Corporation, College Retirement Equities Fund (Trustee), Commodity Exchange, Inc. (Public Governor), Connecticut Mutual Life Insurance Company, E.I. du Pont de Nemours & Company, Equitable Life Assurance Society of the United States, Gannett Company, Mercedes-Benz of North America, MNC Financial Corporation (American Security Bank), NCM Capital Management, Navistar International Corporation, PHH Corp. and UAL Corporation (United Airlines).

Richard E. Cavanagh P.O. Box 4546 New York, NY 10163-4546 Age: 60	Trustee Audit Committee Member	3 years4/since inception	President and Chief Executive Officer of The Conference Board, Inc., a leading global business research organization, from 1995-present. Former Executive Dean of the John F. Kennedy School of Government at Harvard University from 1988-1995. Acting Director, Harvard Center for Business and Government (1991-1993). Formerly Partner (principal) of McKinsey & Company, Inc. (1980-1988). Former Executive Director of Federal Cash Management, White House Office of Management and Budget (1977-1979). Co-author, THE WINNING PERFORMANCE (best selling management book published in 13 national editions).	58

Trustee: Aircraft Finance Trust (AFT) and Chairman of the Board of Trustees, Educational Testing Service (ETS). Director, Arch Chemicals, Fremont Group and The Guardian Life Insurance Company of America.

Kent Dixon P.O. Box 4546 New York, NY 10163-4546 Age: 69	Trustee Audit Committee Member[5]	3 years4/since inception	Consultant/Investor. Former President and Chief Executive Officer of Empire Federal Savings Bank of America and Banc PLUS Savings Association, former Chairman of the Board, President and Chief Executive Officer of Northeast Savings.	58	Former Director of ISFA (the owner of INVEST, a national securities brokerage service designed for banks and thrift institutions).

Frank J. Fabozzi P.O. Box 4546 New York, NY 10163-4546 Age: 58	Trustee Audit Committee Member[5]	3 years4/since inception	Consultant. Editor of THE JOURNAL OF PORTFOLIO MANAGEMENT and Adjunct Professor of Finance at the School of Management at Yale University. Author and editor of several books on fixed income portfolio management.	58	Director, Guardian Mutual Funds Group (18 portfolios).

DIRECTORS/TRUSTEES INFORMATION (Unaudited) (Continued)

Name, address, age	Current positions held with the Trusts	Term of office and length of time served	Principal occupations during the past five years	Number of portfolios overseen within the fund complex[1]	Other Directorships held outside the fund complex

Independent Trustees (continued)

Kathleen F. Feldstein P.O. Box 4546 New York, NY 10163-4546 Age: 65	Trustee	3 years4/since January 19, 2005	President of Economics Studies, Inc., a Belmont, MA-based private economic consulting firm, since 1987; Chair, Board of Trustees, McLean Hospital in Belmont, MA.	58

Director of BellSouth Inc. and McClatchy Company; Trustee of the Museum of Fine Arts, Boston, and of the Committee for Economic Development; Corporation Member, Partners HealthCare and Sherrill House; Member of the Visiting Committee of the Harvard University Art Museums and of the Advisory Board to the International School of Business at Brandeis University.

R. Glenn Hubbard P.O. Box 4546 New York, NY 10163-4546 Age: 48	Trustee	3 years4/since November 16, 2004

Dean of Columbia Business School since July 1, 2004. Columbia faculty member since 1988. Co-director of Columbia Business School’s Entrepreneurship Program 1994-1997. Visiting professor at the John F. Kennedy School of Government at Harvard and the Harvard Business School, as well as the University of Chicago. Visiting scholar at the American Enterprise Institute in Washington and member of International Advisory Board of the MBA Program of Ben-Gurion University. Deputy assistant secretary of the U.S. Treasury Department for Tax Policy 1991-1993. Chairman of the U.S. Council of Economic Advisers under the President of the United States 2001–2003.

				58

Director of ADP, R.H. Donnelly, Duke Realty, KKR Financial Corporation, and Ripplewood Holdings, the Council on Competitiveness, the American Council on Capital Formation, the Tax Foundation and the Center for Addiction and Substance Abuse. Trustee of Fifth Avenue Presbyterian Church of New York.

[1]

The Fund Complex means two or more registered investments companies that: (1) hold themselves out to investors as related companies for purposes of investment and investor services; or (2) have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies.

[2]	Interested Director/Trustee as defined by Section 2(a)(19) of the Investment Company Act of 1940.
[3]	Director/Trustee since inception; appointed Chairman of the Board on August 22, 2002.
[4]	The Board is classified into three classes of which one class is elected annually. Each Director/Trustee serves a three-year term concurrent with the class from which they are elected.
[5]

The Board of each Trust has determined that each Trust has three Audit Committee financial experts serving on its Audit Committee, Dr. Brimmer, Mr. Dixon and Mr. Fabozzi, each of whom are independent for the purpose of the definition of Audit Committee financial expert as applicable to the Trusts.

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BlackRock Closed-End Funds

Trustees
Ralph L. Schlosstein, Chairman
Andrew F. Brimmer, Lead Trustee
Richard E. Cavanagh
Kent Dixon
Frank J. Fabozzi
Kathleen F. Feldstein
R. Glenn Hubbard
Robert S. Kapito

Officers
Robert S. Kapito, President
Donald C. Burke, Treasurer
Bartholomew Battista, Chief Compliance Officer
Anne Ackerley, Vice President
Neal Andrews, Assistant Treasurer
Jay Fife, Assistant Treasurer
Spencer Fleming, Assistant Treasurer
James Kong, Assistant Treasurer
Robert Mahar, Assistant Treasurer
Vincent B. Tritto, Secretary
Brian P. Kindelan, Assistant Secretary

Investment Advisor
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

Sub-Advisor
BlackRock Financial Management, Inc.
40 East 52nd Street
New York, NY 10022

Accounting Agent and Custodian
State Street Bank and Trust Company
2 Avenue De Lafayette
Boston, MA 02111

Transfer Agent
Computershare Trust Company, N.A.
250 Royall Street
Canton, MA 02021
(800) 699-1BFM

Auction Agent[1] Bank of New York
101 Barclay Street, 7 West
New York, NY 10286

Auction Agent[2] Deutsche Bank Trust Company Americas
60 Wall Street, 8th Floor
New York, NY 10286

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, NY 10036

Legal Counsel – Independent Trustees
Debevoise & Plimpton LLP
919 Third Avenue
New York, NY 10022

    This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

BlackRock Closed-End Funds
c/o BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

[1]	For the Income Trusts.
[2]	For the Investment Quality Trusts.

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 699-1BFM.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1BFM. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trusts’ voting securities were voted (if any) by the Advisor during the most recent 12-month period ended June 30th is available without charge, upon request, by calling (800) 699-1BFM or on the website of the Commission at http://www.sec.gov.

The Trusts file their complete schedule of portfolio holdings for the first and third quarters of their respective fiscal years with the Commission on Form N-Q. Each Trust’s Form N-Q will be available on the Commission’s website at http://www.sec.gov. Each Trust’s Form N-Q, may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Trust’s Form N-Q, may also be obtained upon request without charge by calling (800) 699-1BFM.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-ANN-2-1006

Item 2. Code of Ethics.
(a)           The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)           Not applicable.

(c)           The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)           The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)           Not applicable.

(f)           The Registrant’s Code of Ethics is available without charge at www.blackrock.com.

Item 3. Audit Committee Financial Expert.
The Registrant’s Board of Trustees has determined that it has three audit committee financial experts serving on its audit committee, each of whom is an “independent” Trustee: Dr. Andrew F. Brimmer, Kent Dixon and Frank Fabozzi. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification. Dr. Brimmer retired from the Board of Trustees as of December 31, 2006.

Item 4. Principal Accountant Fees and Services.
(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $26,500 for the fiscal year ended October 31, 2006 and $26,100 for the fiscal year ended October 31, 2005.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $2,000 for the fiscal year ended October 31, 2006 and $2,100 for the fiscal year ended October 31, 2005. The nature of the service includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $8,000 for the fiscal year ended October 31, 2006 and $7,700 for the fiscal year ended October 31, 2005. The nature of the services was federal, state and local income and excise tax return preparation and related advice and planning and miscellaneous tax advice.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) were $800 for the fiscal year ended October 31, 2006 and $800 for the fiscal year ended October 31, 2005. The nature of the service includes a review of compliance procedures and provide an attestation regarding such review.

(e) Audit Committee Pre-Approval Policies and Procedures.

          (1) The Registrant has polices and procedures (the “Policy”) for the pre-approval by the Registrant’s Audit Committee of Audit, Audit-Related, Tax and Other Services (as each is defined in the Policy) provided by the Trust’s independent auditor (the “Independent Auditor”) to the Registrant and other “Covered Entities” (as defined below). The term of any such pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The amount of any such pre-approval is set forth in the appendices to the Policy (the “Service Pre-Approval Documents”). At its first meeting of each calendar year, the Audit Committee will review and re-approve the Policy and approve or re-approve the Service Pre-Approval Documents for that year, together with any changes deemed necessary or desirable by the Audit Committee. The Audit Committee may, from time to time, modify the nature of the services pre-approved, the aggregate level of fees pre-approved or both.

          For the purposes of the Policy, “Covered Services” means (A) all engagements for audit and non-audit services to be provided by the Independent Auditor to the Trust and (B) all engagements for non-audit services related directly to the operations and financial reporting or the Trust to be provided by the Independent Auditor to any Covered Entity, “Covered Entities” means (1) the Adviser or (2) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Trust.

          In the intervals between the scheduled meetings of the Audit Committee, the Audit Committee delegates pre-approval authority under this Policy to the Chairman of the Audit Committee (the “Chairman”). The Chairman shall report any pre-approval decisions under this Policy to the Audit Committee at its next scheduled meeting. At each scheduled meeting, the Audit Committee will review with the Independent Auditor the

Covered Services pre-approved by the Chairman pursuant to delegated authority, if any, and the fees related thereto. Based on these reviews, the Audit Committee can modify, at its discretion, the pre-approval originally granted by the Chairman pursuant to delegated authority. This modification can be to the nature of services pre-approved, the aggregate level of fees approved, or both. Pre-approval of Covered Services by the Chairman pursuant to delegated authority is expected to be the exception rather than the rule and the Audit Committee may modify or withdraw this delegated authority at any time the Audit Committee determines that it is appropriate to do so.

          Fee levels for all Covered Services to be provided by the Independent Auditor and pre-approved under this Policy will be established annually by the Audit Committee and set forth in the Service Pre-Approval Documents. Any increase in pre-approved fee levels will require specific pre-approval by the Audit Committee (or the Chairman pursuant to delegated authority).

          The terms and fees of the annual Audit services engagement for the Trust are subject to the specific pre-approval of the Audit Committee. The Audit Committee (or the Chairman pursuant to delegated authority) will approve, if necessary, any changes in terms, conditions or fees resulting from changes in audit scope, Trust structure or other matters.

          In addition to the annual Audit services engagement specifically approved by the Audit Committee, any other Audit services for the Trust not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

          Audit-Related services are assurance and related services that are not required for the audit, but are reasonably related to the performance of the audit or review of the financial statements of the Registrant and, to the extent they are Covered Services, the other Covered Entities (as defined in the Joint Audit Committee Charter) or that are traditionally performed by the Independent Auditor. Audit-Related services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

          The Audit Committee believes that the Independent Auditor can provide Tax services to the Covered Entities such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the Independent Auditor in connection with a transaction initially recommended by the Independent Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. Tax services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

          All Other services that are covered and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

          Requests or applications to provide Covered Services that require approval by the Audit Committee (or the Chairman pursuant to delegated authority) must be submitted to the Audit Committee or the Chairman, as the case may be, by both the Independent Auditor and the Chief Financial Officer of the respective Covered Entity, and must include a joint statement as to whether, in their view, (a) the request or application is consistent with the rules of the Securities and Exchange Commission (“SEC”) on auditor independence and (b) the requested service is or is not a non-audit service prohibited by the SEC. A request or application submitted to the Chairman between scheduled meetings of the Audit Committee should include a discussion as to why approval is being sought prior to the next regularly scheduled meeting of the Audit Committee.

          (2) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, the Adviser (except for any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Registrant for each of the last two fiscal years were $286,200 for the fiscal year ended October 31, 2006 and $286,200 for the fiscal year ended October 31, 2005.

(h) The Registrant’s Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.
The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The Audit Committee of the Registrant is comprised of: Dr. Andrew F. Brimmer; Richard E. Cavanagh; Kent Dixon and Frank Fabozzi. Dr. Brimmer retired from the Board of Trustees as of December 31, 2006.

Item 6. Schedule of Investments.
The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
The Registrant has delegated the voting of proxies relating to its voting securities to its investment adviser, BlackRock Advisers, LLC (the “Adviser”) and its sub-adviser,

BlackRock Financial Management, Inc. (the “Sub-Adviser”). The Proxy Voting Policies and Procedures of the Adviser and Sub-Adviser (the “Proxy Voting Policies”) are attached as an Exhibit 99.PROXYPOL hereto.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

(a)(1) The Registrant is managed by a team of investment professionals comprised of Timothy T. Browse, Vice President at BlackRock, Theodore R. Jaeckel, Jr., CFA, Managing Director at BlackRock, and Walter O’Connor, Managing Director at BlackRock. Each is a member of BlackRock’s municipal tax-exempt management group. Mr. Jaeckel and Mr. O’Connor are responsible for setting the Fund’s overall investment strategy and overseeing the management of the Fund. Mr. Browse is the Fund’s lead portfolio manager and is responsible for the day-to-day management of the Fund’s portfolio and the selection of its investments. Messrs. Jaeckel and O’Connor have been members of the Fund’s management team since 2006 and Mr. Browse has been the Fund’s portfolio manager since 2006.

Mr. Jaeckel joined BlackRock in 2006. Prior to joining BlackRock, he was a Managing Director (Municipal Tax-Exempt Fund Management) of Merrill Lynch Investment Managers, L.P. (“MLIM”) from 2005 to 2006 and a Director of MLIM from 1997 to 2005. He has been a portfolio manager with BlackRock or MLIM since 1991.

Mr. O’Connor joined BlackRock in 2006. Prior to joining BlackRock, he was a Managing Director (Municipal Tax-Exempt Fund Management) of MLIM from 2003 to 2006 and was a Director of MLIM from 1997 to 2002. He has been a portfolio manager with BlackRock or MLIM since 1991.

Mr. Browse joined BlackRock in 2006. Prior to joining BlackRock, he was a Vice President (Municipal Tax-Exempt Fund Management) of Merrill Lynch Investment Managers, L.P. (“MLIM”) from 2004 to 2006. He has been a portfolio manager with BlackRock or MLIM since 2004. From 2000 to 2003, he was a Vice President, portfolio manager and team leader of the Municipal Investments Team with Lord Abbott & Co.

(a)(2) As of October 31, 2006, Theodore Jaeckel managed or was a member of the management team for the following client accounts:

Type of Account	Number of	Assets of	Number of	Assets Subject to
	Accounts	Accounts	Accounts Subject	a Performance
			to a Performance	Fee
			Fee

Registered	82	30,229,677,447	0	0
Investment
Companies

Pooled Investment	0	0	0	0
Vehicles Other
Than Registered
Investment
Companies

Other Accounts	0	0	0	0

As of October 31, 2006, Walter O’Connor managed or was a member of the management team for the following client accounts:

Type of Account	Number of	Assets of	Number of	Assets Subject to
	Accounts	Accounts	Accounts Subject	a Performance
			to a Performance	Fee
			Fee

Registered	82	30,229,677,447	0	0
Investment
Companies

Pooled Investment	0	0	0	0
Vehicles Other
Than Registered
Investment
Companies

Other Accounts	0	0	0	0

As of October 31, 2006, Timothy Browse managed or was a member of the management team for the following client accounts:

Type of Account	Number of	Assets of	Number of	Assets Subject to
	Accounts	Accounts	Accounts Subject	a Performance
			to a Performance	Fee
			Fee

Registered	18	4,348,278,623	0	0
Investment
Companies

Pooled Investment	0	0	0	0
Vehicles Other
Than Registered
Investment
Companies

Other Accounts	0	0	0	0

          BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisery services to numerous clients in addition to the Registrant, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Registrant. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Registrant. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Registrant by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Registrant. In this connection, it should be noted that the portfolio management team may manage certain accounts that are subject to performance fees. In addition, the portfolio management team may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

          As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

(a)(3) The elements of total compensation for portfolio managers on BlackRock’s municipal team include a fixed base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. BlackRock has balanced these components of pay to provide these portfolio managers with a powerful incentive to achieve consistently superior investment performance. By design, compensation levels for these portfolio managers fluctuate—both up and down—with the relative investment performance of the portfolios that they manage.

          Base compensation. Like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager’s total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program.

Performance-Based Compensation. BlackRock believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent. To that end, BlackRock and its affiliates portfolio manager incentive compensation is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program includes: investment performance relative to a subset of general closed-end, leveraged, municipal debt funds over 1-, 3- and 5-year performance periods and a measure of operational efficiency. Portfolio managers are compensated based on the pre-tax performance of the products they manage. If a portfolio manager’s tenure is less than 5 years, performance periods will reflect time in position. Portfolio managers are compensated based on products they manage. A discretionary element of portfolio manager compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, supervision, technology and innovation. All factors are considered collectively by BlackRock management.

          Cash Bonus

          Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for portfolio managers.

          Stock Bonus

          A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of BlackRock stock. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on the company’s ability to sustain and improve its performance over future periods. The ultimate value of stock bonuses is dependent on future BlackRock stock price performance. As such, the stock bonus aligns each portfolio manager’s financial interests with those of the BlackRock shareholders and encourages a balance between short-term goals and long-term strategic objectives. Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the “downside risk” and “upside opportunity” of the company’s performance. Portfolio managers therefore have a direct incentive to protect BlackRock’s reputation for integrity.

          Other Compensation Programs

          Portfolio managers who meet relative investment performance and financial management objectives during a performance year are eligible to participate in a deferred cash program. Awards under this program are in the form of deferred cash that may be benchmarked to a menu of BlackRock mutual funds (including their own fund) during a five-year vesting period. The deferred cash program aligns the interests of participating portfolio managers with the investment results of BlackRock products and promotes continuity of successful portfolio management teams.

          Other Benefits

          Portfolio managers are also eligible to participate in broad-based plans offered generally to employees of BlackRock and its affiliates, including broad-based retirement, 401(k), health, and other employee benefit plans.

(a)(4) As of October 31, 2006, the end of the Registrant’s most recently completed fiscal year, the dollar range of securities beneficially owned by each portfolio manager in the Registrant is shown below:

          Timothy Browse: None
          Theodore Jaeckel: None
          Walter O’Connor: None

(b) Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Companies and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
The Registrant’s Governance Committee will consider nominees to the Board of Trustees recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and sets forth the qualifications of the proposed nominee to the Registrant’s Secretary. There have been no material changes to these procedures.

Item 11. Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-CSR was accumulated and communicated to the Registrant’s management, including its principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

(a) (3) Not applicable.

(b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906CERT.

Proxy Voting Policies attached as EX-99.PROXYPOL.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          BlackRock New Jersey Municipal Income Trust

By:     /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer
Date: January 11, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: January 11, 2007

By:     /s/ Donald C. Burke
Name: Donald C. Burke
Title: Principal Financial Officer
Date: January 11, 2007